1933 Act No. 333-36033
                                                       1940 Act No. 811-08367


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 36                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 37                                                       [X]


                            EVERGREEN MUNICIPAL TRUST
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on July 29, 2003 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                            EVERGREEN MUNICIPAL TRUST

                         POST-EFFECTIVE AMENDMENT NO. 36
                                       to
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 36 to Registrant's Registration Statement No. 333-36033/811-08367 consists of the following pages, items of information and documents:

                                The Facing Sheet

                                     PART A

                                 -------------

      Prospectus for Classes A, B, C and I shares of Evergreen California Muncipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund, Evergreen New York Municipal Bond Fund and Evergreen
           Pennsylvania Municipal Bond Fund, as supplemented from time to time, contained herein.

  Prospectus for Classes A, B, C and I shares of Evergreen High Grade Municipal Bond Fund, Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond
      Fund, Evergreen Intermdiate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund, as supplemented from time to time, is contained in Post-Effective Amendment No. 35 to
                   Registration Statement 333-36033/811-08367
              filed on July 14, 2003 is incorporated by reference.

   Prospectus for Classes A, B, C and I shares of Evergreen Florida High Income
      Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Municipal Bond
       Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund,
                       as supplemented from time to time,
     contained in Post-Effective Amendment No. 33 to Registration Statement 333-36033/811-08367 filed on December 27, 2002 is incorporated by reference.

                                     PART B
                                     ------

  Statement of Additional Information for Evergreen California Municipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen New Jersey Municipal
  Bond Fund, Evergreen New York Municipal Bond Fund and Evergreen Pennsylvania
             Municipal Bond Fund, as supplemented from time to time,
                              contained herein.

   Statment of Additional Information for Evergreen High Grade Municipal Bond Fund, Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund
   Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate
        Municipal Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 35 to Registration Statement 333-36033/811-08367 filed on July 14, 2003 is incorporated by reference.

        Statement of Additional Information for Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North
 Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and
   Evergreen Virginia Municipal Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 33 to Registration Statement 333-36033/811-08367 filed on December 27, 2002 is incorporated by reference herein.




                                     PART C
                                     ------

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Advisor

                              Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                           EVERGREEN MUNICIPAL TRUST

                                     PART A

                                  PROSPECTUS

Prospectus, August 1, 2003
Evergreen
State Municipal Bond Funds


Evergreen California Municipal Bond Fund (formerly Evergreen Offit California Municipal Bond Fund) Evergreen Connecticut Municipal Bond Fund Evergreen New Jersey Municipal Bond Fund Evergreen New York Municipal Bond Fund (formerly Evergreen Offit New York Municipal Bond Fund) Evergreen Pennsylvania Municipal Bond Fund


Class A
Class B
Class C
Class I


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks Evergreen........................................1
California Municipal Bond Fund .........................................2
Evergreen Connecticut Municipal Bond Fund ..............................4
Evergreen New Jersey Municipal Bond Fund................................6
Evergreen New York Municipal Bond Fund .................................8
Evergreen Pennsylvania Municipal Bond...................................10

Fund GENERAL INFORMATION:

The Funds' Investment Advisor...........................................12
The Funds' Portfolio Managers...........................................12
Calculating the Share Price.............................................12
How to Choose an Evergreen Fund.........................................12
How to Choose the Share Class That Best Suits You ......................12
How to Buy Shares ......................................................15
How to Redeem Shares ...................................................16
Other Services .........................................................17
The Tax Consequences of Investing in the Funds .........................17
Fees and Expenses of the Funds .........................................18
Financial Highlights ...................................................19
Other Fund Practices ...................................................29
Index Descriptions......................................................30

In general,

the Funds included in this prospectus provide investors with a selection of investment alternatives which seek current income exempt from regular federal income taxes and certain state income taxes, consistent with the preservation of capital. The Funds emphasize investments in securities with higher yields and longer maturities.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                             Overview of Fund Risks

State Municipal Bond Funds
typically rely on a combination of the following strategies:
o normally investing at least 80% of their assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax, and from income taxes in the state for which the Fund is named;
o investing at least 80% of their assets in investment grade municipal securities, which are bonds rated within the four highest rating categories by the nationally recognized statistical ratings organizations, or unrated securities determined to be of comparable quality by a portfolio manager;
o purchasing municipal securities of any maturity, but maintaining an average dollar weighted maturity of 7 to 20 years; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.
may be appropriate for investors who:
o seek a high quality portfolio of municipal bond funds; and
o seek income which is exempt from regular federal and state income tax.

Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is: o not guaranteed to achieve its investment goal; o not a deposit with a bank; o not insured, endorsed or guaranteed by the FDIC or any government agency; and o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. If a Fund invests a significant portion of its portfolio in debt securities, and interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by a Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If a Fund invests in debt securities, then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. If the credit quality of a Fund's investments deteriorates or is perceived to deteriorate, the principal value of those investments could drop and the value of the Fund's shares could drop.

Below Investment Grade Bond Risk

Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value and resulting in a decreased liquidity of such bonds.

Non-Diversification Risk

An investment in a fund that is non-diversified entails greater risk than an investment in a diversified fund. When a fund is non-diversified, it may invest a greater percentage of assets in a single issuer than may be invested by a diversified fund. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio than in a fund which invests in numerous issuers.

Concentration Risk

An investment in a fund that concentrates its investments in a single state entails greater risk than an investment in a fund that invests its assets in numerous states. The Fund may be vulnerable to any development in its named state's economy that may weaken or jeopardize the ability of the state's municipal security issuers to pay interest and principal on their debt obligations.

STATE MUNICIPAL BOND FUNDS  1

California Municipal Bond Fund

FUND FACTS:

Goal:
Maximize After-Tax Total Return

Principal Investment:
Investment Grade Municipal Securities

Classes of Shares Offered in this Prospectus:
Class A
Class B
Class C
Class I

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Manager:
Michael Pietronico

NASDAQ Symbols:
EOCAX (Class A)
EOCBX (Class B)
EOCCX (Class C)
EOCIX (Class I)

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks maximum after-tax total return for California residents, consistent with a prudent level of credit risk.
INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund is a non-diversified fund that normally invests at least 80% of its assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax, and from California state and local personal income taxes. The Fund may invest up to 20% of its assets in high-quality short-term obligations, which may include taxable securities. The Fund normally invests at least 80% of its assets in securities deemed investment grade at the time of investment by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio managers. In addition, under normal circumstances, the Fund intends that at least 50% of its assets will be invested in high-quality securities rated in the top two categories of such ratings organizations, or determined to be of comparable quality by the Fund's portfolio manager. The Fund may invest up to 20% of its assets in securities rated below investment grade, but the Fund will not invest in bonds that are deemed to be rated below B. The Fund may retain any security whose rating has been downgraded after purchase by the Fund if the Fund's portfolio manager considers the retention advisable. At no time, however, will more than 35% of the Fund's assets consist of securities rated below investment grade. The Fund may invest in bonds of any maturity or duration; however, the Fund's dollar-weighted average maturity is not expected to exceed ten years. In purchasing municipal securities, the portfolio managers conduct an analysis of how well the securities fit into the Fund's overall portfolio strategy, credit criteria, and established price levels.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Below Investment Grade Bond Risk
o        Non-Diversification Risk
o        Concentration Risk

For more information on the factors that could affect the ability of California municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning California" in the Statement of Additional Information.

Distributions of capital gains and other taxable income will be subject to tax under the California personal income tax. Corporations subject to the California corporation franchise tax will generally be subject to tax on all distributions of income from the Fund.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

STATE MUNICIPAL BOND FUNDS  2

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each full calendar year since the Class I shares' inception on 4/2/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%) 1

==============================================================================================================================

1993         1994        1995        1996        1997        1998        1999           2000          2001        2002
==============================================================================================================================
==============================================================================================================================

                                                             6.14        - 0.77         10.14         5.87        9.70
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              3rd Quarter 2002                         + 6.28 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             2nd Quarter 1999                         - 1.91 %1
==============================================================================================================================

================================================================================

Year-to-date total return as of 6/30/2003 is +3.03%.
================================================================================

The next table lists the Fund's average annual total return by class over the past one and five years and since inception, including applicable sales charges. The after-tax returns shown are for Class I, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI). Please see "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

               Inception Date of Class          1 year        5 year       10 year      Performance Since 4/2/1997
==============================================================================================================================
==============================================================================================================================

Class A        11/8/2002                        4.41 %        5.10 %       N/A          5.68 %
==============================================================================================================================
==============================================================================================================================

Class B        11/8/2002                        4.52 %        5.79 %       N/A          6.43 %
==============================================================================================================================
==============================================================================================================================

Class C        11/8/2002                        7.40 %        5.90 %       N/A          6.38 %
==============================================================================================================================
==============================================================================================================================

Class I        4/2/1997                         9.70 %        6.14 %       N/A          6.59 %
==============================================================================================================================
==============================================================================================================================

Class I        4/2/1997                         9.53 %        5.90 %       N/A          6.38 %
==============================================================================================================================
==============================================================================================================================

(after taxes on distributions) 2
==============================================================================================================================
==============================================================================================================================

Class I        4/2/1997                         7.42 %        5.61 %       N/A          6.02 %
==============================================================================================================================
==============================================================================================================================

(after taxes on distributions and sale of Fund shares) 2
==============================================================================================================================
==============================================================================================================================

LB5YMBI                                         9.27 %        5.91 %       N/A          6.26 %
==============================================================================================================================

1. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/2002 is based on the performance of Select shares of the fund's predecessor fund, OFFIT California Municipal Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

2. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 3/31/2003.

Shareholder Fees (fees paid directly from your investment)

==============================================================================================================================

Shareholder Transaction Expenses                                                Class  Class   Class  Class
                                                                                  A      B       C      I
==============================================================================================================================
==============================================================================================================================

Maximum sales charge imposed on purchases (as a % of offering price)            4.75%3  None   1.00 % None

==============================================================================================================================
==============================================================================================================================

Maximum deferred sales charge (as a % of either the
redemption amount or initial investment,                                        None 3  5.00 % 1.00 % None
whichever is lower)
==============================================================================================================================

3. Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating
Expenses (expenses that are deducted from Fund assets) 4

==============================================================================================================================

                                                             Class A         Class B         Class C          Class I
==============================================================================================================================
==============================================================================================================================

Management Fees                                              0.35 %          0.35 %          0.35 %           0.35 %
==============================================================================================================================
==============================================================================================================================

12b-1 Fees                                                   0.30 %          1.00 %          1.00 %           0.00 %
==============================================================================================================================
==============================================================================================================================

Other Expenses                                               0.39 %          0.39 %          0.39 %           0.39 %


==============================================================================================================================
==============================================================================================================================

Total Fund Operating Expenses                                1.04 %          1.74 %          1.74 %           0.74 %
==============================================================================================================================

4. These fees have been restated to reflect current fees.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

                  Assuming Redemption At End of Period                              Assuming No Redemption
==============================================================================================================================
==============================================================================================================================

After:            Class A         Class B          Class C          Class I         Class B              Class C
==============================================================================================================================
==============================================================================================================================

1 year            $ 576           $ 677            $ 375            $ 76            $ 177                $ 275
==============================================================================================================================
==============================================================================================================================

3 years           $ 790           $ 848            $ 643            $ 237           $ 548                $ 643
==============================================================================================================================
==============================================================================================================================

5 years           $ 1,022         $ 1,144          $ 1,034          $ 411           $ 944                $ 1,034
==============================================================================================================================
==============================================================================================================================

10 years          $ 1,686         $ 1,867          $ 2,131          $ 918           $ 1,867              $ 2,131
==============================================================================================================================

STATE MUNICIPAL BOND FUNDS  3

Connecticut Municipal Bond Fund

FUND FACTS:

Goals:
Current Income Exempt from Federal and Connecticut Personal Income Taxes Preservation of Capital

Principal Investment:
Municipal Securities

Classes of Shares Offered in this Prospectus:
Class A
Class B
Class C
Class I

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Manager:
Diane C. Beaver

NASDAQ Symbols:
ECTAX (Class A)
ECTBX (Class B)
ECTCX (Class C)
ECTYX (Class I)

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, and Connecticut personal income taxes. In addition, the Fund seeks to preserve capital.
INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund is a non-diversified fund that normally invests at least 80% of its assets in municipal securities issued by the State of Connecticut, jurisdictions within the state of Connecticut and possessions of the U.S. and their political subdivisions, that are exempt from federal income tax, other than the alternative minimum tax, and from income taxes in the State of Connecticut. The Fund may also invest up to 20% of its assets in high quality short-term obligations, which may include taxable securities.

The Fund normally invests at least 80% of its assets in bonds deemed investment grade at the time of purchase by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio manager. The Fund may invest up to 20% of its assets in bonds rated below investment grade by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio manager, but the Fund will not invest in bonds that are deemed to be rated below B. The Fund may invest in bonds of any maturity or duration. In purchasing municipal securities, the portfolio manager includes an analysis of how well the securities fit into the Fund's overall portfolio strategy, credit criteria, and established price levels.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Below Investment Grade Bond Risk
o        Non-Diversification Risk
o        Concentration Risk

For more information on the factors that could affect the ability of the Connecticut municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning Connecticut" in the Statement of Additional Information.

Generally, exempt-interest dividends paid by the Fund are not subject to the Connecticut income tax on individuals, trusts and estates to the extent such dividends are exempt from regular federal income tax and derived from securities issued by the State and its political subdivisions. Distributions from the Fund to shareholders subject to the State's corporation business tax are included in gross income, but a dividends received deduction may be available for a portion of such distributions.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

STATE MUNICIPAL BOND FUNDS  4

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each of the last ten full calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses. Year-by-Year Total Return for Class I Shares (%) 1

==============================================================================================================================

1993         1994           1995          1996       1997        1998       1999           2000        2001       2002
==============================================================================================================================
==============================================================================================================================

6.53         - 3.48         11.06         3.75       7.28        5.80       - 2.90         9.69        5.15       9.00
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              1st Quarter 1995                         + 4.39 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 1994                         - 3.32 %1
==============================================================================================================================

================================================================================

Year-to-date total return as of 6/30/2003 is +3.28%.
================================================================================

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception, including applicable sales charges. The after-tax returns shown are for Class I, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Municipal Bond Index (LBMBI). Please see "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

               Inception Date of Class          1 year       5 year       10 year      Performance Since 1/31/1981
==============================================================================================================================
==============================================================================================================================

Class A        12/30/1997                       3.60 %       3.97 %       4.31 %       6.09 %
==============================================================================================================================
==============================================================================================================================

Class B        1/9/1998                         2.92 %       3.85 %       4.04 %       5.53 %
==============================================================================================================================
==============================================================================================================================

Class C        3/27/2002                        5.80 %       4.82 %       4.36 %       5.67 %
==============================================================================================================================
==============================================================================================================================

Class I        11/24/1997                       9.00 %       5.25 %       5.08 %       6.59 %
==============================================================================================================================
==============================================================================================================================

Class I        11/24/1997                       8.99 %       5.18 %       N/A          N/A
==============================================================================================================================
==============================================================================================================================

(after taxes on distributions) 2
==============================================================================================================================
==============================================================================================================================

Class I        11/24/1997                       7.29 %       5.07 %       N/A          N/A
==============================================================================================================================
==============================================================================================================================

(after taxes on distributions and sale of Fund shares) 2
==============================================================================================================================
==============================================================================================================================

LBMBI                                           9.60 %       6.06 %       6.71 %       9.01 %
==============================================================================================================================

1. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Historical performance shown for Class I prior to its inception is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

2. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assumes a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. Due to the different tax treatment of CTFs, after-tax returns prior to 11/24/1997 cannot be calculated.
EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 3/31/2003.

Shareholder Fees (fees paid directly from your investment)

==============================================================================================================================

Shareholder Transaction Expenses                                                Class   Class   Class   Class
                                                                                  A       B       C      I
==============================================================================================================================
==============================================================================================================================

Maximum sales charge imposed on purchases (as a % of offering price)            4.75%3   None   1.00 %   None

==============================================================================================================================
==============================================================================================================================

Maximum deferred sales charge (as a % of either the redemption
amount or initial investment,                                                   None3    5.00 % 1.00 %    None
whichever is lower)
==============================================================================================================================

3. Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

                                                              Class A         Class B         Class C         Class I
==============================================================================================================================
==============================================================================================================================

Management Fees                                               0.52 %          0.52 %          0.52 %          0.52 %
==============================================================================================================================
==============================================================================================================================

12b-1 Fees                                                    0.30 %4         1.00 %          1.00 %          0.00 %
==============================================================================================================================
==============================================================================================================================

Other Expenses                                                0.26 %          0.26 %          0.26 %          0.26 %


==============================================================================================================================
==============================================================================================================================

Total Fund Operating Expenses 5                               1.08 %          1.78 %          1.78 %          0.78 %
==============================================================================================================================

4. These fees have been restated to reflect current fees.

5. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including fee waivers, Total Fund Operating Expenses were 1.01% for Class A, 1.71% for Class B, 1.71% for Class C, and 0.71% for Class I. Currently, the investment advisor is not waiving any fees.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

                  Assuming Redemption At End of Period                              Assuming No Redemption
==============================================================================================================================
==============================================================================================================================

After:            Class A         Class B          Class C          Class I         Class B              Class C
==============================================================================================================================
==============================================================================================================================

1 year            $ 580           $ 681            $ 379            $ 80            $ 181                $ 279
==============================================================================================================================
==============================================================================================================================

3 years           $ 802           $ 860            $ 655            $ 249           $ 560                $ 655
==============================================================================================================================
==============================================================================================================================

5 years           $ 1,042         $ 1,164          $ 1,055          $ 433           $ 964                $ 1,055
==============================================================================================================================
==============================================================================================================================

10 years          $ 1,730         $ 1,910          $ 2,174          $ 966           $ 1,910              $ 2,174
==============================================================================================================================

STATE MUNICIPAL BOND FUNDS 5

New Jersey Municipal Bond Fund

FUND FACTS:

Goals:
Current Income Exempt from Federal and New Jersey State Income Taxes

Preservation of Capital Principal Investment:
Municipal Securities

Classes of Shares Offered in this Prospectus:
Class A
Class B
Class C
Class I

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Manager:
Keith D. Lowe, CFA

NASDAQ Symbols:
ENJAX (Class A)
ENJBX (Class B)
ENJCX (Class C)
ENJYX (Class I)

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks the highest possible current income exempt from federal income taxes, other than the alternative minimum tax, and New Jersey state income taxes while preserving capital.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund is a non-diversified fund that normally invests at least 80% of its assets in municipal securities issued by the State of New Jersey, jurisdictions within the State of New Jersey and possessions of the U.S. and their political subdivisions, that are exempt from federal income tax, other than the alternative minimum tax, and from income taxes in the State of New Jersey. The Fund may also invest up to 20% of its assets in high quality short-term obligations, which may include taxable securities.

The Fund normally invests at least 80% of its assets in bonds deemed investment grade at the time of purchase by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio manager. The Fund may invest up to 20% of its assets in bonds rated below investment grade by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio manager, but the Fund will not invest in bonds that are deemed to be rated below B. The Fund may invest in bonds of any maturity or duration. In purchasing municipal securities, the portfolio manager includes an analysis of how well the securities fit into the Fund's overall portfolio strategy, credit criteria, and established price levels.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Below Investment Grade Bond Risk
o        Non-Diversification Risk
o        Concentration Risk

For more information on the factors that could affect the ability of the New Jersey municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning New Jersey" in the Statement of Additional Information.

Distributions of capital gains and other taxable income will be subject to tax under the New Jersey Gross Income Tax. Corporations subject to the New Jersey franchise tax will be subject to tax on all distributions of income from the Fund. For more information on New Jersey tax consequences, see the Statement of Additional Information.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

STATE MUNICIPAL BOND FUNDS  7

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each of the last ten full calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

==============================================================================================================================

1993           1994           1995         1996       1997        1998       1999           2000       2001        2002
==============================================================================================================================
==============================================================================================================================

12.52          - 5.48         15.90        3.84       8.02        5.92       - 2.60         9.14       4.36        8.42
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              1st Quarter 1995                         + 6.76 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 1994                         - 5.48 %
==============================================================================================================================

================================================================================

Year-to-date total return as of 6/30/2003 is +2.80%.
================================================================================

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception, including applicable sales charges. The after-tax returns shown are for Class A, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Municipal Bond Index (LBMBI). Please see "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

               Inception Date of Class          1 year       5 year       10 year      Performance Since 7/16/1991
==============================================================================================================================
==============================================================================================================================

Class A        7/16/1991                        3.26 %       3.94 %       5.31 %       5.91 %
==============================================================================================================================
==============================================================================================================================

Class A        7/16/1991                        3.25 %       3.89 %       5.27 %       N/A
==============================================================================================================================
==============================================================================================================================

(after taxes on distributions) 2
==============================================================================================================================
==============================================================================================================================

Class A        7/16/1991                        3.63 %       4.01 %       5.22 %       N/A
==============================================================================================================================
==============================================================================================================================

(after taxes on distributions and sale of Fund shares) 2
==============================================================================================================================
==============================================================================================================================

Class B        1/30/1996                        2.47 %       3.68 %       5.18 %       5.80 %
==============================================================================================================================
==============================================================================================================================

Class C        3/27/2002                        5.62 %       4.62 %       5.64 %       6.21 %
==============================================================================================================================
==============================================================================================================================

Class I        2/8/1996                         8.54 %       5.07 %       5.89 %       6.42 %
==============================================================================================================================
==============================================================================================================================

LBMBI                                           9.60 %       6.06 %       6.71 %       7.19 %
==============================================================================================================================

1. Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

2. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 3/31/2003.

Shareholder Fees (fees paid directly from your investment)

==============================================================================================================================

Shareholder Transaction Expenses                                                Class   Class   Class   Class
                                                                                  A      B       C       I
==============================================================================================================================
==============================================================================================================================

Maximum sales charge imposed on purchases (as a % of offering price)            4.75%3   None   1.00 %  None

==============================================================================================================================
==============================================================================================================================

Maximum deferred sales charge (as a % of either the redemption
amount or initial investment,                                                   None3    5.00 % 1.00 %  None
whichever is lower)
==============================================================================================================================

3. Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

                                                             Class A         Class B         Class C          Class I
==============================================================================================================================
==============================================================================================================================

Management Fees                                              0.42 %          0.42 %          0.42 %           0.42 %
==============================================================================================================================
==============================================================================================================================

12b-1 Fees                                                   0.30 %4         1.00 %          1.00 %           0.00 %
==============================================================================================================================
==============================================================================================================================

Other Expenses                                               0.18 %          0.18 %          0.18 %           0.18 %


==============================================================================================================================
==============================================================================================================================

Total Fund Operating Expenses                                0.90 %5         1.60 %          1.60 %           0.60 %
==============================================================================================================================

4. These fees have been restated to reflect current fees.

5. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary expense reimbursements relating to Class A shares, Total Fund Operating Expenses were 0.82% for Class A. Currently, the investment advisor is not reimbursing any expenses.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

                  Assuming Redemption At End of Period                              Assuming No Redemption
==============================================================================================================================
==============================================================================================================================

After:            Class A         Class B          Class C          Class I         Class B              Class C
==============================================================================================================================
==============================================================================================================================

1 year            $ 562           $ 663            $ 361            $ 61            $ 163                $ 261
==============================================================================================================================
==============================================================================================================================

3 years           $ 748           $ 805            $ 600            $ 192           $ 505                $ 600
==============================================================================================================================
==============================================================================================================================

5 years           $ 950           $ 1,071          $ 962            $ 335           $ 871                $ 962
==============================================================================================================================
==============================================================================================================================

10 years          $ 1,530         $ 1,713          $ 1,981          $ 750           $ 1,713              $ 1,981
==============================================================================================================================

STATE MUNICIPAL BOND FUNDS  7

New York Municipal Bond Fund

FUND FACTS:

Goal:
Maximize After-Tax Total Return

Principal Investment:
Investment Grade Municipal Securities

Classes of Shares Offered in this Prospectus:
Class A
Class B
Class C
Class I

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Manager:
Michael Pietronico

NASDAQ Symbols:
EOYAX (Class A)
EOYBX (Class B)
EOYCX (Class C)
EOYIX (Class I)

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks maximum after-tax total return for New York residents, consistent with a prudent level of credit risk.
INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund is a non-diversified fund that normally invests at least 80% of its assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax, and from New York state, New York City and City of Yonkers personal income taxes. The Fund may invest up to 20% of its assets in high-quality short-term obligations, which may include taxable securities. The Fund normally invests at least 80% of its assets in securities deemed investment grade at the time of investment by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio manager. In addition, under normal circumstances, the Fund intends that at least 50% of its assets will be invested in high-quality securities rated in the top two categories of such ratings organizations or determined to be of comparable quality. The Fund may invest up to 20% of its assets in securities rated below investment grade. The Fund may retain any security whose rating has been downgraded after purchase by the Fund if the Fund's portfolio manager considers the retention advisable. At no time, however, will more than 35% of the Fund's assets consist of securities rated below investment grade. The Fund may invest in bonds of any maturity or duration; however, the Fund's dollar-weighted average maturity is not expected to exceed ten years. In purchasing municipal securities, the portfolio manager conducts an analysis of how well the securities fit into the Fund's overall portfolio strategy, credit criteria, and established price levels. The Fund may, during seasonal variations or other shortages in the supply of suitable New York municipal securities, invest more than 20% of its assets in municipal securities issued by other states, their agencies or instrumentalities, the interest of which is exempt from regular federal income taxes, but not New York state or local personal income taxes.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Below Investment Grade Bond Risk
o        Non-Diversification Risk
o        Concentration Risk

For more information on the factors that could affect the ability of the New York municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning New York" in the Statement of Additional Information.

Distributions of capital gains and other taxable income will be subject to tax under the personal income taxes of New York State, New York City and other New York municipalities. Corporations subject to the New York State corporation franchise tax or the New York City general corporation tax will generally be subject to tax on all distributions of income from the Fund.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

STATE MUNICIPAL BOND FUNDS 8

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each full calendar year since the Class I shares' inception on 4/3/1995. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%) 1

==============================================================================================================================

1993         1994        1995       1996        1997        1998       1999            2000          2001       2002
==============================================================================================================================
==============================================================================================================================

                                    3.72        7.85        6.03       - 0.65          10.54         5.92       10.04
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              3rd Quarter 2002                         + 5.48 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             2nd Quarter 1999                         - 1.79 %1
==============================================================================================================================

================================================================================

Year-to-date total return as of 6/30/2003 is +3.43%.
================================================================================

The next table lists the Fund's average annual total return by class over the past one and five years and since inception, including applicable sales charges. The after-tax returns shown are for Class I, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI). Please see "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

               Inception Date of Class          1 year        5 year       10 year      Performance Since 4/3/1995
==============================================================================================================================
==============================================================================================================================

Class A        10/17/2001                       4.52 %        5.18 %       N/A          5.88 %
==============================================================================================================================
==============================================================================================================================

Class B        11/8/2002                        4.85 %        5.95 %       N/A          6.59 %
==============================================================================================================================
==============================================================================================================================

Class C        11/8/2002                        7.75 %        6.05 %       N/A          6.45 %
==============================================================================================================================
==============================================================================================================================

Class I        4/3/1995                         10.04 %       6.30 %       N/A          6.61 %
==============================================================================================================================
==============================================================================================================================

Class I        4/3/1995                         9.36 %        5.85 %       N/A          6.29 %
==============================================================================================================================
==============================================================================================================================

(after taxes on distributions) 2
==============================================================================================================================
==============================================================================================================================

Class I        4/3/1995                         7.72 %        5.65 %       N/A          6.03 %
==============================================================================================================================
==============================================================================================================================

(after taxes on distributions and sale of Fund shares) 2
==============================================================================================================================
==============================================================================================================================

LB5YMBI                                         9.27 %        5.91 %       N/A          6.12 %
==============================================================================================================================

1. Historical performance shown for Class A prior to 11/11/2002 is based on the performance of the Advisor shares of the fund's predecessor fund, OFFIT New York Municipal Fund, and prior to its inception, on the Select shares, the original class offered by the fund's predecessor fund. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/2002 is based on the performance of the Select shares of the fund's predecessor fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 0.25% for the Advisor shares and 1.00% for Classes B and C. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

2. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 3/31/2003.
Shareholder Fees (fees paid directly from your investment)

==============================================================================================================================

Shareholder Transaction Expenses                                                Class   Class   Class   Class
                                                                                  A      B       C      I
==============================================================================================================================
==============================================================================================================================

Maximum sales charge imposed on purchases (as a % of offering price)            4.75%3   None   1.00 %  None

==============================================================================================================================
==============================================================================================================================

Maximum deferred sales charge (as a % of either the redemption amount
or initial investment,                                                          None 3  5.00 % 1.00 %   None
whichever is lower)
==============================================================================================================================

3. Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) 4

==============================================================================================================================

                                                             Class A         Class B         Class C          Class I
==============================================================================================================================
==============================================================================================================================

Management Fees                                              0.35 %          0.35 %          0.35 %           0.35 %
==============================================================================================================================
==============================================================================================================================

12b-1 Fees                                                   0.30 %          1.00 %          1.00 %           0.00 %
==============================================================================================================================
==============================================================================================================================

Other Expenses                                               0.26 %          0.26 %          0.26 %           0.26 %

==============================================================================================================================
==============================================================================================================================

Total Fund Operating Expenses                                0.91 %          1.61 %          1.61 %           0.61 %
==============================================================================================================================

4. These fees have been restated to reflect current fees.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

                  Assuming Redemption At End of Period                              Assuming No Redemption
==============================================================================================================================
==============================================================================================================================

After:            Class A         Class B          Class C          Class I         Class B              Class C
==============================================================================================================================
==============================================================================================================================

1 year            $ 563           $ 664            $ 362            $ 62            $ 164                $ 262
==============================================================================================================================
==============================================================================================================================

3 years           $ 751           $ 808            $ 603            $ 195           $ 508                $ 603
==============================================================================================================================
==============================================================================================================================

5 years           $ 955           $ 1,076          $ 967            $ 340           $ 876                $ 967
==============================================================================================================================
==============================================================================================================================

10 years          $ 1,541         $ 1,724          $ 1,992          $ 762           $ 1,724              $ 1,992
==============================================================================================================================

STATE MUNICIPAL BOND FUNDS  9

Pennsylvania Municipal Bond Fund

FUND FACTS:

Goals:
Current Income Exempt from Federal and Pennsylvania State Income Taxes Preservation of Capital

Principal Investment:
Municipal Securities

Classes of Shares Offered in this Prospectus:
Class A
Class B
Class C
Class I

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Manager:
Charles E. Jeanne, CFA

NASDAQ Symbols:
EKVAX (Class A)
EKVBX (Class B)
EKVCX (Class C)
EKVYX (Class I)

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks the highest possible current income, exempt from federal income taxes, other than the alternative minimum tax, and Pennsylvania state income taxes while preserving capital.
INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund is a non-diversified fund that normally invests at least 80% of its assets in municipal securities issued by the Commonwealth of Pennsylvania, jurisdictions within the Commonwealth of Pennsylvania and possessions of the U.S. and their political subdivisions, that are exempt from federal income tax, other than the alternative minimum tax, and from income taxes in the Commonwealth of Pennsylvania. The Fund may also invest up to 20% of its assets in high quality short-term obligations, which may include taxable securities.

The Fund normally invests at least 80% of its assets in bonds deemed investment grade at the time of purchase by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio manager. The Fund may invest up to 20% of its assets in bonds rated below investment grade by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio manager, but the Fund will not invest in bonds that are deemed to be rated below B. The Fund may invest in bonds of any maturity or duration. In purchasing municipal securities, the portfolio manager includes an analysis of how well the securities fit into the Fund's overall portfolio strategy, credit criteria, and established price levels.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Below Investment Grade Bond Risk
o        Non-Diversification Risk
o        Concentration Risk

For more information on the factors that could affect the ability of the Pennsylvania municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning Pennsylvania" in the Statement of Additional Information.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

STATE MUNICIPAL BOND FUNDS 10

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each of the last ten full calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

==============================================================================================================================

1993           1994           1995         1996       1997        1998       1999           2000       2001        2002
==============================================================================================================================
==============================================================================================================================

14.25          - 8.25         18.23        2.74       9.16        5.46       - 3.20         9.51       4.91        8.29
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              1st Quarter 1995                         + 7.09 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 1994                         - 6.34 %
==============================================================================================================================

================================================================================

Year-to-date total return as of 6/30/2003 is +3.13%.
================================================================================

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception, including applicable sales charges. The after-tax returns shown are for Class A, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Municipal Bond Index (LBMBI). Please see "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

               Inception Date of Class         1 year       5 year       10 year      Performance Since 12/27/1990
==============================================================================================================================
==============================================================================================================================

Class A        12/27/1990                      3.15 %       3.87 %       5.34 %       6.52 %
==============================================================================================================================
==============================================================================================================================

Class A        12/27/1990                      3.14 %       3.80 %       5.28 %       N/A
==============================================================================================================================
==============================================================================================================================

(after taxes on distributions) 2
==============================================================================================================================
==============================================================================================================================

Class A        12/27/1990                      3.67 %       3.98 %       5.25 %       N/A
==============================================================================================================================
==============================================================================================================================

(after taxes on distributions and sale of Fund shares) 2
==============================================================================================================================
==============================================================================================================================

Class B        2/1/1993                        2.69 %       3.94 %       5.13 %       6.35 %
==============================================================================================================================
==============================================================================================================================

Class C        2/1/1993                        5.65 %       4.04 %       5.02 %       6.26 %
==============================================================================================================================
==============================================================================================================================

Class I        11/24/1997                      8.56 %       5.16 %       5.98 %       7.07 %
==============================================================================================================================
==============================================================================================================================

LBMBI                                          9.60 %       6.06 %       6.71 %       7.32 %
==============================================================================================================================

1. Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

2. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 3/31/2003.

Shareholder Fees (fees paid directly from your investment)

==============================================================================================================================

Shareholder Transaction Expenses                                                Class   Class   Class   Class
                                                                                  A      B       C        I
==============================================================================================================================
==============================================================================================================================

Maximum sales charge imposed on purchases (as a % of offering price)            4.75%3  None    1.00 %  None

==============================================================================================================================
==============================================================================================================================

Maximum deferred sales charge (as a % of either the redemption amount
or initial investment,                                                          None 3  5.00 %  1.00 %  None
whichever is lower)
==============================================================================================================================

3. Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

                                                             Class A         Class B         Class C          Class I
==============================================================================================================================
==============================================================================================================================

Management Fees                                              0.24 %          0.24 %          0.24 %           0.24 %
==============================================================================================================================
==============================================================================================================================

12b-1 Fees                                                   0.30 %4         1.00 %          1.00 %           0.00 %
==============================================================================================================================
==============================================================================================================================

Other Expenses                                               0.16 %          0.16 %          0.16 %           0.16 %


==============================================================================================================================
==============================================================================================================================

Total Fund Operating Expenses                                0.70 %          1.40 %          1.40 %           0.40 %
==============================================================================================================================

4. These fees have been restated to reflect current fees.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

                  Assuming Redemption At End of Period                              Assuming No Redemption
==============================================================================================================================
==============================================================================================================================

After:            Class A         Class B          Class C          Class I         Class B              Class C
==============================================================================================================================
==============================================================================================================================

1 year            $ 543           $ 643            $ 341            $ 41            $ 143                $ 241
==============================================================================================================================
==============================================================================================================================

3 years           $ 688           $ 743            $ 539            $ 128           $ 443                $ 539
==============================================================================================================================
==============================================================================================================================

5 years           $ 846           $ 966            $ 858            $ 224           $ 766                $ 858
==============================================================================================================================
==============================================================================================================================

10 years          $ 1,304         $ 1,489          $ 1,763          $ 505           $ 1,489              $ 1,763
==============================================================================================================================

STATE MUNICIPAL BOND FUNDS 11

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 3/31/2003, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

==============================================================================================================================

Fund                                                     % of the Fund's average daily net assets
==============================================================================================================================
==============================================================================================================================

California Municipal Bond Fund                           0.14 %
==============================================================================================================================
==============================================================================================================================

Connecticut Municipal Bond Fund                          0.45 %
==============================================================================================================================
==============================================================================================================================

New Jersey Municipal Bond Fund                           0.42 %
==============================================================================================================================
==============================================================================================================================

New York Municipal Bond Fund                             0.23 %
==============================================================================================================================
==============================================================================================================================

Pennsylvania Municipal Bond Fund                         0.24 %
==============================================================================================================================


THE FUNDS' PORTFOLIO MANAGERS

California Municipal Bond Fund
New York Municipal Bond Fund
The Funds are managed by Michael Pietronico. Mr. Pietronico became a portfolio manager with EIMC in January 2003. He was a portfolio manager with OFFITBANK from 1995 through 2002, specializing in municipal securities.
Currently, he is also a Managing Director with OFFITBANK.

Connecticut Municipal Bond Fund
Diane C. Beaver has managed the Fund since November 1999. Ms. Beaver has been affiliated with EIMC or one of its predecessors since 1992 as a municipal trader and assistant portfolio manager, becoming a portfolio manager in 1996 and a Vice President in 1999.

New Jersey Municipal Bond Fund
Keith D. Lowe, CFA, has managed the Fund since November 1999. Mr. Lowe has been affiliated with EIMC or one of its predecessors since August 1994 as a senior municipal analyst, becoming a Vice President and portfolio manager in November 1999.

Pennsylvania Municipal Bond Fund
Charles E. Jeanne, CFA, has managed the Fund since November 1999. Mr. Jeanne has been affiliated with EIMC or one of its predecessors since July 1989 and has been a portfolio manager since January 1992 and a Vice President since 1996.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.


HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.


HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. Each Fund offers four different share classes: Class A, Class B, Class C and Class I. Each class except Class I has its own sales charge. For additional information regarding these fees, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest.


STATE MUNICIPAL BOND FUNDS 12

Class A

If you select Class A shares, you may pay a front-end sales charge of up to 4.75%, but you do not pay a deferred sales charge. In addition, Class A shares are subject to an expense known as 12b-1 fees.

The front-end sales charge is deducted from your investment before it is invested. The actual charge depends on the amount invested, as shown below:

==============================================================================================================================

Your Investment                Sales Charge        Sales Charge    Dealer
                               as a % of           as a % of       Commission
                               Offering Price      Your Net        as a % of
                                                   Investment      Offering Price
==============================================================================================================================
==============================================================================================================================

Up to $49,999                  4.75 %              4.99 %          4.25 %
==============================================================================================================================
==============================================================================================================================

$50,000-$99,999                4.50 %              4.71 %          4.25 %
==============================================================================================================================
==============================================================================================================================

$100,000-$249,999              3.75 %              3.90 %          3.25 %
==============================================================================================================================
==============================================================================================================================

$250,000-$499,999              2.50 %              2.56 %          2.00 %
==============================================================================================================================
==============================================================================================================================

$500,000-$999,999              2.00 %              2.04 %          1.75 %
==============================================================================================================================
==============================================================================================================================

$1,000,000-$2,999,999          0.00 %              0.00 %          1.00% of the first $2,999,999, plus,
==============================================================================================================================
==============================================================================================================================

$3,000,000-$4,999,999          0.00 %              0.00 %          0.50% of the next $2,000,000, plus
==============================================================================================================================
==============================================================================================================================

$5,000,000 or greater          0.00 %              0.00 %          0.25% of amounts equal to or over $5,000,000
==============================================================================================================================

Although no front-end sales charge applies to purchases of $1 million and over, you will pay a 1.00% deferred sales charge if you redeem any such shares within one year after the month of purchase. The front-end sales charge may be waived under certain circumstances and the maximum deferred sales charge and dealer allowance may be reduced for certain investors.

Class A shares are offered at NAV to corporate or certain other qualified retirement plans, or non-qualified deferred compensation plans of Title I ERISA tax-sheltered annuities or TSA plans sponsored by an organization having 100 or more eligible employees (certain plans may require a greater number of eligible employees). Such purchases are subject to a dealer commission of 1.00% of the amount of purchase (subject to recapture upon early redemption) if redeemed within 12 months after the month of purchase.
Three ways you can reduce your Class A sales charges:
1. Rights of Accumulation. You may add the value of all of your existing Evergreen funds investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.
2. Letter of Intent. You may reduce the front-end sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.
3. Combined Purchases. You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen funds, excluding
       Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all of your current purchases. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50%).


Contact your investment professional or a service representative at Evergreen Service Company, LLC at 1.800.343.2898 if you think you may qualify for any of these services. For more information on these services see "Sales Charge Waivers and Reductions" in the SAI.

Each Fund may also sell Class A shares at NAV without a front-end or deferred sales charge to the Directors, Trustees, officers and employees of the Fund, and the advisory affiliates of Wachovia, and to members of their immediate families, to registered representatives of firms with dealer agreements with Evergreen Distributor, Inc. (EDI), and to a bank or trust company acting as trustee for a single account.

Class B

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase. In addition, your shares are subject to 12b-1 fees. After eight years, Class B shares automatically convert to Class A shares.

STATE MUNICIPAL BOND FUNDS  13

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

==============================================================================================================================

Time Held                                                                  Maximum Deferred Sales Charge
==============================================================================================================================
==============================================================================================================================

Month of Purchase + First 12 Month Period                                  5.00 %
==============================================================================================================================
==============================================================================================================================

Month of Purchase + Second 12 Month Period                                 4.00 %
==============================================================================================================================
==============================================================================================================================

Month of Purchase + Third 12 Month Period                                  3.00 %
==============================================================================================================================
==============================================================================================================================

Month of Purchase + Fourth 12 Month Period                                 3.00 %
==============================================================================================================================
==============================================================================================================================

Month of Purchase + Fifth 12 Month Period                                  2.00 %
==============================================================================================================================
==============================================================================================================================

Month of Purchase + Sixth 12 Month Period                                  1.00 %
==============================================================================================================================
==============================================================================================================================

Thereafter                                                                 0.00 %
==============================================================================================================================
==============================================================================================================================

After 8 years                                                              Converts to Class A
==============================================================================================================================
==============================================================================================================================

Dealer Allowance                                                           4.00 %
==============================================================================================================================

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Class C

If you select Class C shares, you may pay a front-end sales charge of 1.00%, which is deducted from your investment before it is invested. In addition, you may pay a deferred sales charge if you redeem your shares within one year after the month of purchase. Your shares are subject to 12b-1 fees. These shares do not convert to Class A shares and so the higher 12b-1 fees paid by the Class C shares continue for the life of the account.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

==============================================================================================================================

Time Held                                                                 Maximum Deferred Sales Charge
==============================================================================================================================
==============================================================================================================================

Month of Purchase + First 12 Month Period                                 1.00 %
==============================================================================================================================
==============================================================================================================================

Thereafter                                                                0.00 %
==============================================================================================================================
==============================================================================================================================

Dealer Allowance                                                          2.00 %
==============================================================================================================================

The front-end sales charge may be waived under certain circumstances and the maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below. In addition, please see "Purchase and Redemption of Shares" in the SAI.

Waiver of Class B or Class C Deferred Sales Charges

You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem shares in the following situations: o When the shares were purchased through reinvestment of dividends/capital gains o Death or disability
o Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA o Systematic withdrawals of up to 1.00% of the account balance per month o Loan proceeds and financial hardship distributions from a retirement plan o Returns of excess contributions or excess deferral amounts made to a retirement plan participant

Class I

Each Fund offers Class I shares at NAV without a front-end sales charge, deferred sales charge or 12b-1 fees. Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of the Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

Calculating the Deferred Sales Charge

If imposed, the Fund deducts the deferred sales charge from the redemption proceeds you would otherwise receive. The deferred sales charge is a percentage of the lesser of (i) the NAV of the shares at the time of redemption or (ii) the shareholder's original net cost for such shares. Upon request for redemption, the Fund will first seek to redeem shares not subject to the deferred sales charge and then shares held the longest in an effort to keep the deferred sales charge a shareholder must pay as low as possible. The deferred sales charge on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to EDI or its predecessor.

Promotional Incentives on Dealer Commissions

EDI may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at EDI's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions. Please see "Distribution Expenses Under Rule 12b-1" in the SAI for more information regarding promotional incentives.

STATE MUNICIPAL BOND FUNDS  14

HOW TO BUY SHARES

Evergreen funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional or an Evergreen funds service representative.

==============================================================================================================================

                       Minimum Initial Purchase of Class A, B  Minimum Initial Purchase of      Minimum Additional Purchases
                       and C Shares                            Class I Shares
==============================================================================================================================
==============================================================================================================================

Regular Accounts       $ 1,000                                 $ 1,000,000 1                    None
==============================================================================================================================
==============================================================================================================================

IRAs                   $ 250                                   N/A 2                            None
==============================================================================================================================
==============================================================================================================================

Systematic Investment  $ 50                                    N/A 2                            $ 25/monthly (for Classes A,
Plan                                                                                            B and C) 2
==============================================================================================================================

1. Minimum initial purchase amount does not apply to former Class Y shareholders.

2. Former Class Y shareholders may invest at the Class A, B and C share amounts.

==============================================================================================================================

Method           Opening an Account                                     Adding to an Account
==============================================================================================================================
==============================================================================================================================
                 o        Complete and sign the account                 o        Make your check payable to Evergreen funds.
By Mail or                application. Applications may be              o        Write a note specifying:
through an                downloaded off our website at                 |X|      the Fund name
Investment                EvergreenInvestments.com.                     |X|      share class
Professional     o        Make the check payable to                     |X|      your account number
                          Evergreen funds. Cash, credit                 |X|     the name(s) in which the account is registered
                          cards, third party checks,
                          credit card checks or money orders will       o       Mail to the address to the left or deliver to your
                          not be accepted.                                      investment professional (provided he or she has a
                                                                                broker-dealer arrangement with EDI).
                 o        Mail the application and your check to the address
                          below:

                          Postal Service Address:
                          Evergreen Investments
                          P.O. Box 8400
                          Boston, MA 02266-8400


                          Overnight Address:
                          Evergreen Investments
                          66 Brooks Drive, Suite 8400
                          Braintree, MA 02184-3800

                 o        Or deliver them to your investment professional
                          (provided he or she has a broker-dealer arrangement
                          with EDI).
==============================================================================================================================
==============================================================================================================================
                 o        Call 1.800.343.2898 to set up an              o       Call the Evergreen Express Line at 1.800.346.3858 24
By Phone                  account number and get wiring                         hours a day or to speak with an Evergreen funds
                          instructions.                                         service representative call 1.800.343.2898 between 8
                 o        Instruct your bank to wire or                         a.m. and 6 p.m. Eastern time, on any business day.
                          transfer your purchase (they may              o        If your bank account is set up on file, you can
                          charge a wiring fee).                                 request either:
                 o        Complete the account application              |X|     Federal Funds Wire (offers immediate access to
                          and mail to:                                          funds) or
                                                                        |X|     Electronic transfer through the Automated Clearing
                          Postal Service Address:                               House which avoids wiring fees.

                          Evergreen Investments
                          P.O. Box 8400
                          Boston, MA 02266-8400


                          Overnight Address:

                          Evergreen Investments
                          66 Brooks Drive, Suite 8400
                          Braintree, MA 02184-3800

                 o        Trades accepted after 4 p.m.
                          Eastern time on market trading
                          days will receive the next market
                          trading day's closing price. 3
==============================================================================================================================
==============================================================================================================================
                 o        You can make an additional investment by exchange
By Exchange               from an existing Evergreen funds account by contacting
                          your investment professional or an Evergreen funds
                          service representative, by calling the Evergreen
                          Express Line at 1.800.346.3858 or by visiting our
                          website at EvergreenInvestments.com. 4
                 o        You can only exchange shares from your account within
                          the same class and under the same registration.
                 o        There is no sales charge or redemption fee when
                          exchanging funds within the Evergreen funds family. 5
                 o        Orders placed before 4 p.m. Eastern time on market
                          trading days will be processed at that day's closing
                          share price. Orders placed after 4 p.m. Eastern time
                          will be processed at the next market trading day's
                          closing price. 3
                 o        Exchanges are limited to three per calendar quarter,
                          but in no event more than five per calendar year.
                 o        Exchanges between accounts which do not have identical
                          ownership must be made in writing with a signature
                          guarantee (See "Exceptions: Redemption Requests That
                          Require A Signature Guarantee" on the next page).
==============================================================================================================================
==============================================================================================================================
                 o        You can transfer money              o        To establish automatic investing for an existing
Systematic                automatically from your bank                 account, call 1.800.343.2898 for an application.
Investment Plan           account into your Fund account on   o        The minimum is $25 per month or $75 per quarter.
(SIP) 6                   a monthly or quarterly basis.       o        You can also establish an investing program through
                 o        Initial investment minimum is $50            direct deposit from your paycheck. Call
                          if you invest at least $25 per               1.800.343.2898 for details.
                          month with this service.
                 o        To enroll, check off the box on the account
                          application and provide:
                 |X|      your bank account information
                 |X|      the amount and date of your
                          monthly or quarterly
                          investment
==============================================================================================================================

3. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.

4. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

5. This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the account has been subject to a previous sales charge.

6. Evergreen Investment Services, Inc. (EIS) will fund a $50 initial investment in Class A shares of the Evergreen funds for employees of Wachovia and its affiliates when the employee enrolls in a new Evergreen SIP and agrees to subsequent monthly investments of $50. EIS will fund a $100 initial investment in Class A shares of the Evergreen funds for employees of Wachovia when the employee enrolls in a new Evergreen SIP through a CAP account and agrees to subsequent monthly investments of $100. To be eligible for either of these offers, the employee must open an account with Wachovia Securities, Inc. to execute the transactions. If the employee redeems his shares within 12 months after the month of purchase, EIS reserves the right to reclaim its $50 or $100 initial investment.

STATE MUNICIPAL BOND FUNDS 15

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

==============================================================================================================================

Methods             Requirements
==============================================================================================================================
==============================================================================================================================
                    o        Call the Evergreen Express Line at 1.800.346.3858 24 hours a day or to speak with an Evergreen
Call Us                      funds service representative call 1.800.343.2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
                    o        This service must be authorized ahead of time, and is only available for regular accounts. 1
                    o        All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. 2
                    o        We can either:
                    |X|      wire the proceeds into your bank account (service charges may apply)
                    |X|      electronically transmit the proceeds into your bank account via the Automated Clearing House service
                    |X|      mail you a check.
                    o        All telephone calls are recorded and may be
                             monitored for your protection. We are not
                             responsible for acting on telephone orders we
                             believe are genuine.
                    o        See "Exceptions: Redemption Requests That Require a
                             Signature Guarantee" below for requests that must
                             be made in writing with your signature guaranteed.
==============================================================================================================================
==============================================================================================================================
                    o        You can mail a redemption request to:
Write Us
                             Postal Service Address:
                             Evergreen Investments
                             P.O. Box 8400
                             Boston, MA 02266-8400

                             Overnight Address:
                             Evergreen Investments
                             66 Brooks Drive, Suite 8400
                             Braintree, MA 02184-3800

                    o        Your letter of instructions must:
                    |X|      list the Fund name and the account number
                    |X|      indicate the number of shares or dollar value you wish to redeem
                    |X|      be signed by the registered owner(s)
                    o        See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
                    o        To redeem from an IRA or other retirement account,
                             call 1.800.343.2898 for special instructions.
==============================================================================================================================
==============================================================================================================================
                    o        You may also redeem your shares by contacting your
                             investment professional or an Evergreen funds
Redeem Your Shares           service representative.
in Person           o        A fee may be charged for this service.
==============================================================================================================================
==============================================================================================================================
                    o        You can transfer money automatically from your Fund
Systematic                   account on a monthly or quarterly basis -  without redemption fees.
Withdrawal Plan     o        The withdrawal can be mailed to you, or deposited directly
(SWP)                        into your bank account.
                    o        The minimum is $75 per month.
                    o        The maximum is 1.00% of your account per month or 3.00%
                             per quarter.
                    o        To enroll, call 1.800.343.2898 for instructions.
==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees. Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and ten business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
o        You are redeeming more than $50,000.
o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account. o Either your address or the address of your bank account has been changed within 30 days.
o The account is registered in the name of a fiduciary corporation or any other organization.
         In these cases, additional documentation is required:
         corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

service 16

OTHER SERVICES

Evergreen Express Line
1.800.346.3858
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen funds' portfolio managers.

Automatic Reinvestment of Distributions
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction (Class A, Class B and Class C only)
If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins. Visit our website at EvergreenInvestments.com for more information.

Telephone Investment Plan
You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange
You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration-- automatically. Please indicate on the application the Evergreen fund(s) into which you want to invest the distributions.

Reinstatement Privileges
Within 90 days of redemption, you may re-establish your investment at the current NAV by reinvesting some, or all, of your redemption proceeds into the same share class of any Evergreen fund. If a deferred sales charge was deducted from your redemption proceeds, the full amount of the deferred sales charge will be credited to your account at the NAV on the date of reinstatement and your deferred sales charge schedule will resume from the time of the original redemption.


THE TAX CONSEQUENCES OF INVESTING
IN THE FUNDS
You may be taxed in two ways:
o On Fund distributions (dividends and capital gains).
o On any profit you make when you sell any or all of your shares.
Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Funds expect that substantially all of their regular dividends will be exempt from federal income tax, other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:
o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests. That taxable portion of such dividend distributions, if any, would not be eligible for the 15% tax rate on dividend income to individuals.
o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a rate no higher than 20%, but for that portion of the capital gain distribution attributable to security sales after May 5, 2003 the maximum rate drops to 15%.

STATE MUNICIPAL BOND FUNDS 17

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the Evergreen Service Company, LLC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

Retirement Plans

You may invest in an Evergreen fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.


FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B and Class C shares. However, currently the 12b-1 fees for Class A shares are limited to 0.30% of the average daily net assets of the class. Class I shares do not pay 12b-1 fees. These fees increase the cost of your investment. The higher 12b-1 fees imposed on Class B and Class C shares may, over time, cost more than the front-end sales charge of Class A shares. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Funds may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct proportion to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

STATE MUNICIPAL BOND FUNDS  18

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in each share class of the Funds - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for California Municipal Bond Fund and New York Municipal Bond Fund for the period ended March 31, 2003 and the years ended December 31, 2002 and 2001 along with the tables for each of the other funds have been derived from financial information audited by KPMG LLP, the funds' independent auditors. The tables for California Municipal Bond Fund and New York Municipal Bond Fund for the periods prior to December 31, 2001 have been derived from financial information audited by previous auditors. For a more complete picture of the Funds' financial statements, please see the SAI as well as each Fund's Annual Report.

California Municipal Bond Fund
(formerly Evergreen Offit California Municipal Bond Fund)

==============================================================================================================================

                                                                                         Year Ended       Year Ended
                                                                                         March 31,        December 31,
                                                                                         2003 1           2002 2
==============================================================================================================================
==============================================================================================================================

CLASS A
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                     $ 11.17          $ 11.04


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                    0.07             0.05
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                                - 0.03           0.13


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                         0.04             0.18


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                    - 0.07           - 0.05


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                           $ 11.14          $ 11.17


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                           0.33 %           1.61 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                    $ 1,628          $ 1,266
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                               0.93 %5          0.68 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                    2.33 %5          1.95 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                  31 %             126 %
==============================================================================================================================

==============================================================================================================================

                                                                                         Year Ended       Year Ended
==============================================================================================================================
==============================================================================================================================

                                                                                         March 31,        December 31,
                                                                                         2003 1           2002 2
==============================================================================================================================
==============================================================================================================================

CLASS B
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                     $ 11.17          $ 11.04


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                    0.05             0.04
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                                - 0.03           0.13


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                         0.02             0.17


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                    - 0.05           - 0.04


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                           $ 11.14          $ 11.17


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                           0.15 %           1.51 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                    $ 65             $ 142
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                               1.68 %5          1.55 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                    1.68 %5          2.20 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                  31 %             126 %
==============================================================================================================================

1. For the three months ended March 31, 2003. The fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2. For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3. Excluding applicable sales charges

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5. Annualized

STATE MUNICIPAL BOND FUNDS 19

California Municipal Bond Fund
(formerly Evergreen Offit California Municipal Bond Fund)

==============================================================================================================================

                                                                                         Year Ended       Year Ended
==============================================================================================================================
==============================================================================================================================

                                                                                         March 31,        December 31,
                                                                                         2003 1           2002 2
==============================================================================================================================
==============================================================================================================================

CLASS C
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                     $ 11.17          $ 11.04


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                    0.05             0.04
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                                - 0.03           0.13


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                         0.02             0.17


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                    - 0.05           - 0.04


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                           $ 11.14          $ 11.17


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                           0.15 %           1.51 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                    $ 1,349          $ 924
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                               1.69 %5          1.54 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                    1.66 %5          2.16 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                  31 %             126 %
==============================================================================================================================

==============================================================================================================================

                                                              Year Ended       Year Ended December 31,
==============================================================================================================================
==============================================================================================================================

                                                              March 31, 2003 1 2002 6    2001     2000     1999      1998
==============================================================================================================================
==============================================================================================================================

CLASS I
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                          $ 11.17          $ 10.60   $ 10.61  $ 10.06  $ 10.54   $ 10.37


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                         0.07             0.37      0.37     0.44     0.40      0.40
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities     - 0.03           0.64      0.24     0.56     - 0.48    0.22


==============================================================================================================================
==============================================================================================================================

Total from investment operations                              0.04             1.01      0.61     1.00     - 0.08    0.62


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                         - 0.07           - 0.37    - 0.37   - 0.45   - 0.40    - 0.41
==============================================================================================================================
==============================================================================================================================

Net realized gains                                            0                - 0.07    - 0.25   0        0         - 0.04


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                           - 0.07           - 0.44    - 0.62   - 0.45   - 0.40    - 0.45


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                $ 11.14          $ 11.17   $ 10.60  $ 10.61  $ 10.06   $ 10.54


==============================================================================================================================
==============================================================================================================================

Total return                                                  0.40 %           9.70 %    5.87 %   10.14 %  - 0.77 %  6.14 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                         $ 38,627         $ 35,755  $        $        $ 13,645  $
                                                                                         19,785   15,862             11,066
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                    0.70 %5          0.51 %    0.50 %   0.50 %   0.50 %    0.50 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                         2.69 %5          3.39 %    3.40 %   4.31 %   3.91 %    3.87 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                       31 %             126 %     203 %    183 %    20 %      51 %
==============================================================================================================================

1. For the three months ended March 31, 2003. The fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2. For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3. Excluding applicable sales charges

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5. Annualized

6. As of the close of business on November 8, 2002, Evergreen Offit California Municipal Bond Fund acquired the net assets of OFFIT California Municipal Fund ("OFFIT Fund"). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 are those of Select shares of OFFIT Fund.

STATE MUNICIPAL BOND FUNDS 20

Connecticut Municipal Bond Fund

==============================================================================================================================

                                                                            Year Ended March 31,
==============================================================================================================================
==============================================================================================================================

                                                                            2003      2002       2001      2000      1999
==============================================================================================================================
==============================================================================================================================

CLASS A
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                        $ 6.24    $ 6.31     $ 6.01    $ 6.38    $ 6.38


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                       0.26      0.27       0.27      0.26      0.26
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                   0.29      - 0.07     0.30      - 0.35    0.06


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                            0.55      0.20       0.57      - 0.09    0.32


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                       - 0.26    - 0.27     - 0.27    - 0.26    - 0.26
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                          0         0          0         - 0.02    - 0.06


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                         - 0.26    - 0.27     - 0.27    - 0.28    - 0.32


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                              $ 6.53    $ 6.24     $ 6.31    $ 6.01    $ 6.38


==============================================================================================================================
==============================================================================================================================

Total return 1                                                              8.98 %    3.21 %     9.71 %    - 1.47 %  5.14 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                       $ 4,342   $ 2,907    $ 3,148   $ 744     $ 570
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                  0.96 %    0.87 %     0.87 %    0.86 %    0.84 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                       4.03 %    4.31 %     4.40 %    4.25 %    4.04 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                     9 %       18 %       33 %      86 %      42 %
==============================================================================================================================

======================================================================================

======================================================================================
==============================================================================================================================

                                                                           Year Ended March 31,
==============================================================================================================================
==============================================================================================================================

                                                                           2003       2002      2001      2000      1999
==============================================================================================================================
==============================================================================================================================

CLASS B
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                       $ 6.24     $ 6.31    $ 6.01    $ 6.38    $ 6.38


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                      0.21       0.22      0.22      0.22      0.21
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                  0.29       - 0.07    0.30      - 0.35    0.06


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                           0.50       0.15      0.52      - 0.13    0.27


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                      - 0.21     - 0.22    - 0.22    - 0.22    - 0.21
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                         0          0         0         - 0.02    - 0.06


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                        - 0.21     - 0.22    - 0.22    - 0.24    - 0.27


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                             $ 6.53     $ 6.24    $ 6.31    $ 6.01    $ 6.38


==============================================================================================================================
==============================================================================================================================

Total return 1                                                             8.17 %     2.44 %    8.90 %    - 2.21 %  4.35 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                      $ 4,480    $ 2,955   $ 1,788   $ 1,375   $ 1,180
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                 1.71 %     1.61 %    1.62 %    1.61 %    1.58 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                      3.26 %     3.52 %    3.63 %    3.45 %    3.25 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                    9 %        18 %      33 %      86 %      42 %
==============================================================================================================================

1. Excluding applicable sales charges

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

STATE MUNICIPAL BOND FUNDS  22

================================================================================
Connecticut Municipal Bond Fund
================================================================================

==============================================================================================================================

                                                                                             Year Ended March 31,
==============================================================================================================================
==============================================================================================================================

                                                                                             2003            2002 1
==============================================================================================================================
==============================================================================================================================

CLASS C
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                         $ 6.24          $ 6.24


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                        0.21            0 2
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                                    0.29            0


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                             0.50            0 2


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                        - 0.21          0 2


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                               $ 6.53          $ 6.24


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                               8.17 %          0.04 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                        $ 2,345         $ 1
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                   1.76 %          1.61 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                        3.13 %          3.52 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                      9 %             18 %
==============================================================================================================================


==============================================================================================================================

                                                                       Year Ended March 31,
==============================================================================================================================
==============================================================================================================================

                                                                       2003        2002       2001      2000       1999
==============================================================================================================================
==============================================================================================================================

CLASS I 6
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                   $ 6.24      $ 6.31     $ 6.01    $ 6.38     $ 6.37


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                  0.28        0.29       0.28      0.27       0.28
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities              0.29        - 0.07     0.30      - 0.35     0.07


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                       0.57        0.22       0.58      - 0.08     0.35


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                  - 0.28      - 0.29     - 0.28    - 0.27     - 0.28
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                     0           0          0         - 0.02     - 0.06


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                    - 0.28      - 0.29     - 0.28    - 0.29     - 0.34


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                         $ 6.53      $ 6.24     $ 6.31    $ 6.01     $ 6.38


==============================================================================================================================
==============================================================================================================================

Total return                                                           9.25 %      3.47 %     9.98 %    - 1.22 %   5.56 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                  $ 63,580    $ 57,954   $ 58,938  $ 70,390   $ 73,890
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                             0.71 %      0.61 %     0.62 %    0.61 %     0.58 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                  4.28 %      4.54 %     4.64 %    4.47 %     4.33 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                9 %         18 %       33 %      86 %       42 %
==============================================================================================================================

1. For the period from March 27, 2002 (commencement of class operations), to March 31, 2002.

2. Represents an amount less than $0.005 per share

3. Excluding applicable sales charges

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5. Annualized

6. Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

STATE MUNICIPAL BOND FUNDS  22

New Jersey Municipal Bond Fund

==============================================================================================================================

                                                                        Year Ended March 31,
==============================================================================================================================
==============================================================================================================================

                                                                        2003       2002      2001       2000       1999
==============================================================================================================================
==============================================================================================================================

CLASS A
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                    $ 10.79    $ 10.96   $ 10.48    $ 11.16    $ 11.11


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   0.47       0.49      0.50       0.51       0.51
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities               0.39       - 0.17    0.48       - 0.66     0.11


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                        0.86       0.32      0.98       - 0.15     0.62


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   - 0.47     - 0.49    - 0.50     - 0.51     - 0.51
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                      0          0         0          - 0.02     - 0.06


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                     - 0.47     - 0.49    - 0.50     - 0.53     - 0.57


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                          $ 11.18    $ 10.79   $ 10.96    $ 10.48    $ 11.16


==============================================================================================================================
==============================================================================================================================

Total return 1                                                          8.04 %     2.99 %    9.64 %     - 1.33 %   5.66 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                   $ 55,422   $ 63,623  $ 29,475   $ 28,135   $ 33,657
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                              0.77 %     0.67 %    0.69 %     0.56 %     0.50 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   4.19 %     4.47 %    4.72 %     4.72 %     4.52 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                 30 %       19 %      16 %       55 %       40 %
==============================================================================================================================

==============================================================================================================================

                                                                        Year Ended March 31,
==============================================================================================================================
==============================================================================================================================

                                                                        2003       2002      2001       2000       1999
==============================================================================================================================
==============================================================================================================================

CLASS B
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                    $ 10.79    $ 10.96   $ 10.48    $ 11.16    $ 11.11


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   0.37       0.40      0.41       0.41       0.40
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities               0.39       - 0.17    0.48       - 0.66     0.11


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                        0.76       0.23      0.89       - 0.25     0.51


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   - 0.37     - 0.40    - 0.41     - 0.41     - 0.40
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                      0          0         0          - 0.02     - 0.06


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                     - 0.37     - 0.40    - 0.41     - 0.43     - 0.46


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                          $ 11.18    $ 10.79   $ 10.96    $ 10.48    $ 11.16


==============================================================================================================================
==============================================================================================================================

Total return 1                                                          7.13 %     2.06 %    8.65 %     - 2.21 %   4.71 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                   $ 35,651   $ 26,018  $ 20,152   $ 19,582   $ 20,199
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                              1.60 %     1.57 %    1.59 %     1.47 %     1.41 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   3.34 %     3.60 %    3.81 %     3.81 %     3.59 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                 30 %       19 %      16 %       55 %       40 %
==============================================================================================================================

1. Excluding applicable sales charges

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

STATE MUNICIPAL BOND FUNDS  23

New Jersey Municipal Bond Fund

==============================================================================================================================

                                                                                             Year Ended March 31,
==============================================================================================================================
==============================================================================================================================

                                                                                             2003            2002 1
==============================================================================================================================
==============================================================================================================================

CLASS C
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                         $ 10.79         $ 10.80


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                        0.37            0 2
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                                    0.39            - 0.01


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                             0.76            - 0.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                        - 0.37          0 2


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                               $ 11.18         $ 10.79


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                               7.13 %          - 0.05 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                        $ 8,007         $ 1
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                   1.58 %          1.57 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                        3.22 %          3.60 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                      30 %            19 %
==============================================================================================================================

==============================================================================================================================

                                                                     Year Ended March 31,
==============================================================================================================================
==============================================================================================================================

                                                                     2003       2002        2001       2000       1999
==============================================================================================================================
==============================================================================================================================

CLASS I 6
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                 $ 10.79    $ 10.96     $ 10.48    $ 11.16    $ 11.11


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                0.48       0.51        0.51       0.52       0.52
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities            0.39       - 0.17      0.48       - 0.66     0.11


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                     0.87       0.34        0.99       - 0.14     0.63


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                - 0.48     - 0.51      - 0.51     - 0.52     - 0.52
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                   0          0           0          - 0.02     - 0.06


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                  - 0.48     - 0.51      - 0.51     - 0.54     - 0.58


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                       $ 11.18    $ 10.79     $ 10.96    $ 10.48    $ 11.16


==============================================================================================================================
==============================================================================================================================

Total return                                                         8.20 %     3.09 %      9.74 %     - 1.23 %   5.76 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                $ 178,219  $ 172,284   $ 177,206  $ 168,632  $ 123,419
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                           0.60 %     0.57 %      0.60 %     0.47 %     0.41 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                4.36 %     4.61 %      4.81 %     4.83 %     4.61 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                              30 %       19 %        16 %       55 %       40 %
==============================================================================================================================

1. For the period from March 27, 2002 (commencement of class operations), to March 31, 2002.

2. Represents an amount less than $0.005 per share.

3. Excluding applicable sales charges

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5. Annualized

6. Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

STATE MUNICIPAL BOND FUNDS  24

New York Municipal Bond Fund
(formerly Evergreen Offit New York Municipal Bond Fund)

==============================================================================================================================

                                                                           Year Ended           Year Ended December 31,
==============================================================================================================================
==============================================================================================================================

                                                                           March 31, 2003 1     2002 2         2001 2, 3
==============================================================================================================================
==============================================================================================================================

CLASS A
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                       $ 11.22              $ 10.77        $ 11.31


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                      0.08                 0.36           0.06
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                  - 0.01               0.67           - 0.16


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                           0.07                 1.03           - 0.10


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                      - 0.08               - 0.36         - 0.06
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                         0                    - 0.22         - 0.38


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                        - 0.08               - 0.58         - 0.44


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                             $ 11.21              $ 11.22        $ 10.77


==============================================================================================================================
==============================================================================================================================

Total return 4                                                             0.60 %               9.76 %         - 0.79 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                      $ 2,736              $ 2,015        $ 50
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 5                                                                 0.82 %6              0.78 %         0.75 %6
==============================================================================================================================
==============================================================================================================================

Net investment income                                                      2.85 %6              3.24 %         2.82 %6
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                    42 %                 286 %          245 %
==============================================================================================================================

==============================================================================================================================

                                                                                   Year Ended      Year Ended
==============================================================================================================================
==============================================================================================================================

                                                                                   March 31,       December 31, 2002 7
                                                                                   2003 1
==============================================================================================================================
==============================================================================================================================

CLASS B
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                               $ 11.22         $ 11.14


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                              0.06            0.04
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                          - 0.01          0.08


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                   0.05            0.12


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                              - 0.06          - 0.04


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                     $ 11.21         $ 11.22


==============================================================================================================================
==============================================================================================================================

Total return 4                                                                     0.42 %          1.07 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                              $ 2,342         $ 972
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 5                                                                         1.58 %6         1.53 %6
==============================================================================================================================
==============================================================================================================================

Net investment income                                                              2.11 %6         2.42 %6
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                            42 %            286 %
==============================================================================================================================

1. For the three months ended March 31, 2003. The fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2. As of the close of business on November 8, 2002, Evergreen Offit New York Municipal Bond Fund acquired the net assets of OFFIT New York Municipal Fund ("OFFIT Fund"). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 are those of OFFIT Fund.

3. For the period from October 17, 2001 (commencement of class operations), to December 31, 2001.

4. Excluding applicable sales charges

5. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6. Annualized

7. For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

STATE MUNICIPAL BOND FUNDS  25

New York Municipal Bond Fund
(formerly Evergreen Offit New Yoek Municipal Bond Fund)

==============================================================================================================================

                                                                                   Year Ended      Year Ended
==============================================================================================================================
==============================================================================================================================

                                                                                   March 31,       December 31, 2002 2
                                                                                   2003 1
==============================================================================================================================
==============================================================================================================================

CLASS C
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                               $ 11.22         $ 11.14


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                              0.06            0.04
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                          - 0.01          0.08


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                   0.05            0.12


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                              - 0.06          - 0.04


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                     $ 11.21         $ 11.22


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                     0.42 %          1.07 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                              $ 4,747         $ 3,357
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                         1.57 %5         1.52 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                              2.10 %5         2.31 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                            42 %            286 %
==============================================================================================================================

==============================================================================================================================

                                                             Year Ended       Year Ended December 31,
==============================================================================================================================
==============================================================================================================================

                                                             March 31, 2003 1 2002 6    2001 6    2000 6    1999 6   1998 6
==============================================================================================================================
==============================================================================================================================

CLASS I
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                         $ 11.22          $ 10.77   $ 10.90   $ 10.32   $ 10.82  $ 10.69


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                        0.08             0.38      0.38      0.48      0.43     0.44
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities    - 0.01           0.67      0.25      0.58      - 0.50   0.19


==============================================================================================================================
==============================================================================================================================

Total from investment operations                             0.07             1.05      0.63      1.06      - 0.07   0.63


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                        - 0.08           - 0.38    - 0.38    - 0.48    - 0.43   - 0.44
==============================================================================================================================
==============================================================================================================================

Net realized gains                                           0                - 0.22    - 0.38    0         0        - 0.06


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                          - 0.08           - 0.60    - 0.76    - 0.48    - 0.43   - 0.50


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                               $ 11.21          $ 11.22   $ 10.77   $ 10.90   $ 10.32  $ 10.82


==============================================================================================================================
==============================================================================================================================

Total return                                                 0.66 %           10.04 %   5.94 %    10.54 %   - 0.65 % 6.03 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                        $ 102,678        $         $         $ 85,190  $        $
                                                                              101,193   101,878             68,228   67,793
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                   0.58 %5          0.51 %    0.50 %    0.50 %    0.50 %   0.50 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                        3.11 %5          3.48 %    3.43 %    4.56 %    4.09 %   4.08 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                      42 %             286 %     245 %     256 %     93 %     132 %
==============================================================================================================================

1. For the three months ended March 31, 2003. The fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2. For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3. Excluding applicable sales charges

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5. Annualized

6. As of the close of business on November 8, 2002, Evergreen Offit New York Municipal Bond Fund acquired the net assets of OFFIT New York Municipal Fund ("OFFIT Fund"). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 are those of OFFIT Fund.

STATE MUNICIPAL BOND FUNDS 26

Pennsylvania Municipal Bond Fund

==============================================================================================================================

                                                                        Year Ended March 31,
==============================================================================================================================
==============================================================================================================================

                                                                        2003       2002      2001       2000       1999
==============================================================================================================================
==============================================================================================================================

CLASS A
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                    $ 11.18    $ 11.34   $ 10.89    $ 11.66    $ 11.70


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   0.52       0.54      0.56       0.54       0.51
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities               0.45       - 0.16    0.45       - 0.76     0.10


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                        0.97       0.38      1.01       - 0.22     0.61


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   - 0.52     - 0.54    - 0.56     - 0.54     - 0.51
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                      0          0         0          - 0.01     - 0.14


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                     - 0.52     - 0.54    - 0.56     - 0.55     - 0.65


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                          $ 11.63    $ 11.18   $ 11.34    $ 10.89    $ 11.66


==============================================================================================================================
==============================================================================================================================

Total return 1                                                          8.79 %     3.37 %    9.57 %     - 1.86 %   5.36 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                   $ 66,026   $ 58,010  $ 44,951   $ 32,796   $ 28,646
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                              0.65 %     0.64 %    0.64 %     0.73 %     0.82 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   4.48 %     4.75 %    5.07 %     4.89 %     4.36 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                 18 %       23 %      20 %       28 %       69 %
==============================================================================================================================

==============================================================================================================================

                                                                        Year Ended March 31,
==============================================================================================================================
==============================================================================================================================

                                                                        2003       2002      2001       2000       1999
==============================================================================================================================
==============================================================================================================================

CLASS B
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                    $ 11.11    $ 11.26   $ 10.80    $ 11.52    $ 11.55


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   0.44       0.46      0.47       0.45       0.42
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities               0.45       - 0.16    0.47       - 0.70     0.11


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                        0.89       0.30      0.94       - 0.25     0.53


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   - 0.43     - 0.45    - 0.48     - 0.46     - 0.42
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                      0          0         0          - 0.01     - 0.14


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                     - 0.43     - 0.45    - 0.48     - 0.47     - 0.56


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                          $ 11.57    $ 11.11   $ 11.26    $ 10.80    $ 11.52


==============================================================================================================================
==============================================================================================================================

Total return 1                                                          8.10 %     2.68 %    8.89 %     - 2.23 %   4.68 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                   $ 43,463   $ 34,681  $ 31,262   $ 35,334   $ 37,823
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                              1.40 %     1.39 %    1.39 %     1.48 %     1.58 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   3.72 %     3.98 %    4.32 %     4.11 %     3.60 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                 18 %       23 %      20 %       28 %       69 %
==============================================================================================================================

1. Excluding applicable sales charges

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

STATE MUNICIPAL BOND FUNDS  27

Pennsylvania Municipal Bond Fund


==============================================================================================================================

                                                                          Year Ended March 31,
==============================================================================================================================
==============================================================================================================================

                                                                          2003       2002       2001      2000      1999
==============================================================================================================================
==============================================================================================================================

CLASS C
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                      $ 11.13    $ 11.28    $ 10.82   $ 11.55   $ 11.59


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                     0.44       0.49       0.47      0.45      0.42
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                 0.45       - 0.19     0.47      - 0.71    0.10


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                          0.89       0.30       0.94      - 0.26    0.52


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                     - 0.43     - 0.45     - 0.48    - 0.46    - 0.42
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                        0          0          0         - 0.01    - 0.14


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                       - 0.43     - 0.45     - 0.48    - 0.47    - 0.56


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                            $ 11.59    $ 11.13    $ 11.28   $ 10.82   $ 11.55


==============================================================================================================================
==============================================================================================================================

Total return 1                                                            8.10 %     2.68 %     8.88 %    - 2.31 %  4.59 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                     $ 15,470   $ 10,543   $ 5,775   $ 5,726   $ 6,945
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                1.40 %     1.39 %     1.39 %    1.48 %    1.58 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                     3.72 %     3.96 %     4.29 %    4.11 %    3.60 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                   18 %       23 %       20 %      28 %      69 %
==============================================================================================================================

==============================================================================================================================

                                                                     Year Ended March 31,
==============================================================================================================================
==============================================================================================================================

                                                                     2003       2002        2001       2000       1999
==============================================================================================================================
==============================================================================================================================

CLASS I 3
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                 $ 11.18    $ 11.34     $ 10.89    $ 11.66    $ 11.70


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                0.55       0.57        0.59       0.57       0.54
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities            0.45       - 0.16      0.45       - 0.76     0.10


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                     1.00       0.41        1.04       - 0.19     0.64


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                - 0.55     - 0.57      - 0.59     - 0.57     - 0.54
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                   0          0           0          - 0.01     - 0.14


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                  - 0.55     - 0.57      - 0.59     - 0.58     - 0.68


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                       $ 11.63    $ 11.18     $ 11.34    $ 10.89    $ 11.66


==============================================================================================================================
==============================================================================================================================

Total return                                                         9.06 %     3.63 %      9.84 %     - 1.62 %   5.63 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                $ 804,277  $ 794,108   $ 809,659  $ 796,576  $ 181,919
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                           0.40 %     0.39 %      0.39 %     0.47 %     0.57 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                4.73 %     5.00 %      5.32 %     5.20 %     4.61 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                              18 %       23 %        20 %       28 %       69 %
==============================================================================================================================

1. Excluding applicable sales charges

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

STATE MUNICIPAL BOND FUNDS  28

OTHER FUND PRACTICES

Please consult the SAI for more information regarding other investment practices used by the Funds, including risks.



STATE MUNICIPAL BOND FUNDS  29

INDEX DESCRIPTIONS

====================================================================================================================================
Index                             Description                                                         Funds
====================================================================================================================================
====================================================================================================================================
Lehman Brothers Municipal Bond    LBMBI is an unmanaged broad market performance benchmark            o  Connecticut Municipal
Index (LBMBI)                     for the investment grade tax-exempt bond market.                       Bond Fund

                                                                                                      o   New Jersey
                                                                                                          Municipal Bond Fund

                                                                                                      o   Pennsylvania Municipal
                                                                                                          Bond Fund
====================================================================================================================================
====================================================================================================================================
Lehman Brothers 5-Year Municipal  LB5YMBI is an unmanaged market index that provides a                o     California  Municipal
Bond Index (LB5YMBI)              broad-based performance measure of the U.S.                               Bond Fund
                                  municipal bond market consisting of securities with up to           o     New York Municipal
                                  five-year maturities.                                                     Bond Fund

====================================================================================================================================

STATE MUNICIPAL BOND FUNDS  30

                                     Notes






STATE MUNICIPAL BOND FUNDS  31

                                     Notes






STATE MUNICIPAL BOND FUNDS  32

Evergreen Express Line
Call 1.800.346.3858
24 hours a day to
o check your account
o order a statement
o get a Fund's current price, yield and total return
o  buy, redeem or exchange Fund shares


Shareholder Services
Call 1.800.343.2898
Monday-Friday, 8 a.m. to 6 p.m. Eastern time to


Information Line for Hearing and Speech Impaired (TTY/TDD)
Call 1.800.343.2888
Monday-Friday, 8 a.m. to 6 p.m. Eastern time


Write us a letter
Evergreen Investments P.O. Box 8400 Boston, MA 02266-8400
o   to buy, redeem or exchange Fund shares
o   to change the registration on your account
o   for general correspondence


For express, registered or certified mail
Evergreen Investments 66 Brooks Drive, Suite 8400 Braintree, MA 02184-3800

Visit us on-line
EvergreenInvestments.com

Regular communications you will receive
Account Statements -- You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen funds of any inaccuracies.

Confirmation Notices -- A confirmation of your transaction, other than SIP and SWP, is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms -- Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen State Municipal Bond Funds, Ask for:

Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

542791 RV6 (8/03)

SEC File No.: 811-08367

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

                           EVERGREEN MUNICIPAL TRUST

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                            EVERGREEN MUNICIPAL TRUST

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 1.800.343.2898


                      EVERGREEN STATE MUNICIPAL BOND FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION


                                 August 1, 2003

          Evergreen California Municipal Bond Fund ("California Fund")
            (formerly Evergreen Offit California Municipal Bond Fund)
         Evergreen Connecticut Municipal Bond Fund ("Connecticut Fund")
          Evergreen New Jersey Municipal Bond Fund ("New Jersey Fund")
            Evergreen New York Municipal Bond Fund ("New York Fund")
             (formerly Evergreen Offit New York Municipal Bond Fund)
        Evergreen Pennsylvania Municipal Bond Fund ("Pennsylvania Fund")
                     (Each a "Fund"; together, the "Funds")


       Each Fund is a series of an open-end management investment company known as the Evergreen Municipal Trust (the "Trust")


         This Statement of Additional Information (SAI) pertains to all classes of shares of the Funds. It is not a prospectus but should be read in conjunction with the prospectus for the Fund in which you are making or contemplating an investment. The Funds are offered through one prospectus dated August 1, 2003, as amended from time to time, offering Class A, Class B, Class C and Class I shares of each Fund. You may obtain a prospectus without charge by calling
1.800.343.2898 or downloading it off our website at EvergreenInvestments.com. The information in Part 1 of this SAI is specific information about the Funds described in the prospectus. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or class of shares in which you are interested.

         Certain information may be incorporated by reference to each Fund's Annual Report dated March 31, 2003. You may obtain a copy of the Annual Report without charge by calling 1.800.343.2898 or downloading it off our website at EvergreenInvestments.com.

                                TABLE OF CONTENTS


PART 1

TRUST HISTORY..............................................................................................1-1
INVESTMENT POLICIES........................................................................................1-1
OTHER SECURITIES AND PRACTICES.............................................................................1-3
PRINCIPAL HOLDERS OF FUND SHARES...........................................................................1-3
EXPENSES...................................................................................................1-5
PERFORMANCE................................................................................................1-8
COMPUTATION OF CLASS A AND CLASS C OFFERING PRICES .......................................................1-11
SERVICE PROVIDERS.........................................................................................1-11
FINANCIAL STATEMENTS......................................................................................1-13
ADDITIONAL INFORMATION CONCERNING CALIFORNIA..............................................................1-14
ADDITIONAL INFORMATION CONCERNING CONNECTICUT.............................................................1-25
ADDITIONAL INFORMATION CONCERNING NEW JERSEY .............................................................1-33
ADDITIONAL INFORMATION CONCERNING NEW YORK ...............................................................1-36
ADDITIONAL INFORMATION CONCERNING PENNSYLVANIA............................................................1-40

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES..............................................2-1
PURCHASE AND REDEMPTION OF SHARES.........................................................................2-18
SALES CHARGE WAIVERS AND REDUCTIONS.......................................................................2-22
PRICING OF SHARES.........................................................................................2-24
PERFORMANCE CALCULATIONS..................................................................................2-25
PRINCIPAL UNDERWRITER.....................................................................................2-28
DISTRIBUTION EXPENSES UNDER RULE 12b-1....................................................................2-29
TAX INFORMATION...........................................................................................2-34
BROKERAGE.................................................................................................2-37
ORGANIZATION..............................................................................................2-38
INVESTMENT ADVISORY AGREEMENT.............................................................................2-39
MANAGEMENT OF THE TRUST...................................................................................2-40
CORPORATE AND MUNICIPAL BOND RATINGS......................................................................2-45
ADDITIONAL INFORMATION....................................................................................2-54
PROXY VOTING POLICY AND PROCEDURES.........................................................................A-1

                                     PART 1

                                  TRUST HISTORY

         The Evergreen Municipal Trust is an open-end management investment company, which was organized as a Delaware statutory trust on September 18, 1997. Each Fund is a non-diversified series of the Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the 1940
Act). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Non-Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a non-diversified investment company under the 1940 Act.

         Further Explanation of Non-Diversified Funds:

         A non-diversified investment company is not limited by the 1940 Act as to the amount of assets that may be invested in any one issuer. However, in order to qualify as a regulated investment company for tax purposes, each Fund may have no more that 25% of its total assets invested in the securities (other than securities of the U.S. government, its agencies or instrumentalities, or the shares of other regulated investment companies) of any one issuer. In addition, with respect to 50% of its total assets, each Fund may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities (other than securities issued by the U.S. government, its agencies or instrumentalities) of any one issuer, or invest in more than 10% of the voting securities (other than securities issued by the U.S. government, its agencies or instrumentalities) of any one issuer, determined at the time of purchase.

         2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

                                      1-1

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities or cash in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

                                      1-2

         The funds in the Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust (except Evergreen Adjustable Rate Fund), Evergreen Equity Trust (except Evergreen Technology Fund) and Evergreen Fixed Income Trust have the ability to lend cash to other Evergreen funds (except SNAP Fund), in accordance with Evergreen's Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 812-11592). Evergreen's Interfund Lending Program was implemented after July 23, 2002.

         9.  Investment in Federally Tax Exempt Securities

         Each Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the Securities and Exchange Commission or its staff concerning investment in tax-exempt securities for funds with the words "tax exempt," "tax free" or "municipal" in their names.

                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and investment practices the Funds may use, see the following sections in Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Funds' prospectus. The list below applies to all Funds unless otherwise noted.

Money Market Instruments
U.S. Government Agency Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions Repurchase Agreements Reverse Repurchase Agreements Securities Lending Options and Futures Strategies High Yield, High Risk Bonds Swaps, Caps, Floors and Collars Illiquid and Restricted Securities Investment in Other Investment Companies Short Sales Municipal Securities U.S. Virgin Islands, Guam and Puerto Rico Zero Coupon "Stripped" Bonds Stand-by Commitments



                        PRINCIPAL HOLDERS OF FUND SHARES

         As of June 28, 2003, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

                                      1-3

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of June 28, 2003.

                    ------------------------------------------------------
                    California Fund - Class A
                    ------------------------------------------------------
                    ----------------------------------------- ------------
                    MLPF&S for the Sole Benefit               35.85%
                    of Its Customers
                    Attn: Fund Administration #97H32
                    4800 Deer Lake Drive, E. 2nd Floor
                    Jacksonville, FL 32246-6484
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------
                    First Clearing Corporation                22.47%
                    Melvin James Olsen Trust
                    4408 T. Street
                    Sacramento, CA 95819-4739
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------
                    UBS Financial Services Inc. FBO           12.63%
                    Anthony J Volk Family Trust
                    DTD 5/31/89
                    Edward R Pierce CO-Trustees
                    618 South Kilroy Road
                    Turlock, CA 95380-9519
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------
                    First Clearing Corporation                9.68%
                    Veronica Vuksich Trustee
                    of Trust, UA DTD 01-10-2001
                    2417 Quail Hollow Drive
                    Santa Rosa, CA 95403-8956
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------
                    First Clearing Corporation                6.08%
                    Nils H. Sandberg
                    5565 N. Fresno Street
                    Section 2
                    Fresno, CA 93710-6006
                    ----------------------------------------- ------------
                    ------------------------------------------------------
                    California Fund - Class B
                    ------------------------------------------------------
                    ----------------------------------------- ------------
                    Wells Fargo Investments, LLC              39.10%
                    608 Second Avenue South 8th Floor
                    Minneapolis, MN 55402-1916
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------
                    Judith Grossman TR                        21.22%
                    Judith Grossman Living Trust
                    U/A Dated 7-16-96
                    20950 Oxnard Street, #24
                    Woodland Hills, CA 91367-5227
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------
                    Wells Fargo Investments, LLC              16.85%
                    608 Second Avenue South 8th Floor
                    Minneapolis, MN 55402-1916
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------
                    LPL Financial Services                    9.30%
                    9785 Towne Centre Drive
                    San Diego, CA 92121-1968
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------
                    Timothy Schnabel                          5.85%
                    Kellie Schnabel JT WROS
                    1311 Lucinda Drive
                    Tustin, CA 92780-2418
                    ----------------------------------------- ------------
                    ------------------------------------------------------
                    California Fund - Class C
                    ------------------------------------------------------
                    ----------------------------------------- ------------
                    MLPF&S For the Sole Benefit               25.30%
                    of Its Customers
                    Attn: Fund Admin #97A16
                    4800 Deer Lake Drive, E. 2nd Floor
                    Jacksonville, FL 32246-6484
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------
                    Wells Fargo Investments, LLC              13.28%
                    608 Second Avenue South 8th Floor
                    Minneapolis, MN 55402-1916
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------
                    Wells Fargo Investments, LLC              11.98%

                                      1-4

                    608 Second Avenue South 8th Floor
                    Minneapolis, MN 55402-1916
                    ----------------------------------------- ------------
                    ----------------------------------------- ------------
                    Wells Fargo Investments, LLC              8.23%
                    608 Second Avenue South 8th Floor
                    Minneapolis, MN  55402-1916
                    ----------------------------------------- ------------

                                    EXPENSES

Advisory Fees

         Evergreen Investment Management Company, LLC (EIMC), a wholly owned subsidiary of Wachovia Corporation (Wachovia), is the investment advisor to the Funds. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013. For more information, see "Investment Advisory Agreement" in Part 2 of this SAI.

         EIMC is entitled to receive a fee from each of Connecticut Fund, California Fund and New York Fund at the annual rate of 0.52%, 0.35% and 0.35%, respectively, of each Fund's average daily net assets. For the year ended March 31, 2003, EIMC voluntarily agreed to reduce or waive a portion of its fee equal to 0.07%, 0.21% and 0.12%, resulting in a net advisory fee of 0.45%, 0.14% and 0.23% for Connecticut Fund, California Fund and New York Fund, respectively. EIMC may change or stop this waiver at any time.

         EIMC is entitled to receive a fee from the from New Jersey Fund at the annual rates below:

                        ---------------------- ---------------------

                          Average Daily Net            Fee
                               Assets
                        ---------------------- ---------------------
                        ---------------------- ---------------------
                         First $500 million           0.42%
                        ---------------------- ---------------------
                        ---------------------- ---------------------
                          Next $500 million           0.37%
                        ---------------------- ---------------------
                        ---------------------- ---------------------
                          Next $500 million           0.32%
                        ---------------------- ---------------------
                        ---------------------- ---------------------
                          Over $1.5 billion           0.27%
                        ---------------------- ---------------------

         EIMC is entitled to receive a fee from the Pennsylvania Fund at the annual rates below:

                        -------------------------- -----------------

                        Average Daily Net Assets         Fee
                        -------------------------- -----------------
                        -------------------------- -----------------
                            First $50 million           0.46%
                        -------------------------- -----------------
                        -------------------------- -----------------
                            Next $50 million            0.41%
                        -------------------------- -----------------
                        -------------------------- -----------------
                            Next $100 million           0.36%
                        -------------------------- -----------------
                        -------------------------- -----------------
                            Next $100 million           0.31%
                        -------------------------- -----------------
                        -------------------------- -----------------
                            Next $100 million           0.26%
                        -------------------------- -----------------
                        -------------------------- -----------------
                            Next $100 million           0.21%
                        -------------------------- -----------------
                        -------------------------- -----------------
                            Over $500 million           0.16%
                        -------------------------- -----------------


Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the last three fiscal years or periods. Advisory fees paid prior to May 11, 2001 for Connecticut Fund, New Jersey Fund and Pennsylvania Fund were paid to a previous investment advisor. Advisory fees paid prior to November 11, 2002 for the California Fund and New York Fund were paid to the predecessor Funds' investment advisor.


                                      1-5

=================================================================================================================
Fund/Fiscal Year or Period                                        Advisory Fees Paid      Advisory Fees Waived
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Fiscal Year or Period Ended March 31, 2003
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
California Fund (a)                                                    $13,570                  $19,294
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Connecticut Fund                                                       $315,756                 $46,815
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
New Jersey Fund                                                       $1,117,284                   $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
New York Fund (a)                                                      $61,938                  $32,600
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Pennsylvania Fund                                                     $2,250,681                   $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Fiscal Year or Period Ended March 31, 2002
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
California Fund (b)                                                    $63,894                  $32,484
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Connecticut Fund                                                       $328,972                 $56,615
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
New Jersey Fund                                                       $1,013,952                   $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
New York Fund (b)                                                      $318,939                 $67,484
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Pennsylvania Fund                                                     $2,206,970                   $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Fiscal Year or Period Ended March 31, 2001
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
California Fund (c)                                                    $66,556                  $23,355
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Connecticut Fund                                                       $346,757                 $41,527
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
New Jersey Fund                                                        $896,273                    $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
New York Fund (c)                                                      $329,773                 $71,938
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Pennsylvania Fund                                                     $2,152,376                   $0
=================================================================================================================

(a) For the three months ended March 31, 2003. The funds changed their fiscal year end from December 31 to March 31 effective March 31, 2003 (b) For the year ended December 31, 2002.
(c) For the year ended December 31, 2001.

Brokerage Commissions

         The Funds paid no brokerage commissions during the last three fiscal years.

Underwriting Commissions

         Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal years or periods. Prior to November 11, 2002, amounts paid by the California Fund and New York Fund were paid to the Funds' previous underwriter. For more information, see "Principal Underwriter" in Part 2 of this SAI.

====================================================================================
    Fund/Fiscal Year or Period        Total Underwriting         Underwriting
                                          Commissions        Commissions Retained
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Fiscal Year or Period Ended
March 31, 2003
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
California Fund (a)                         $3,404                   $174
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Connecticut Fund                           $194,416                 $6,217
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
New Jersey Fund                            $934,051                 $31,477
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
New York Fund (a)                           $90,402                 $1,173
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Pennsylvania Fund                          $965,635                 $24,486
------------------------------------------------------------------------------------

                                      1-6




------------------------------------------------------------------------------------
Fiscal Year or Period
Ended March 31, 2002
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
California Fund (b)                         $16,264                   $0
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Connecticut Fund                            $91,195                   $0
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
New Jersey Fund                            $710,586                 $2,443
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
New York Fund (b)                          $117,746                 $3,149
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Pennsylvania Fund                          $876,710                 $6,082
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Fiscal Year or Period
Ended March 31, 2001
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Connecticut Fund                            $26,573                  $548
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
New Jersey Fund                            $169,410                 $3,215
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Pennsylvania Fund                          $218,879                 $8,838
====================================================================================

(a) For the three months ended March 31, 2003. The funds changed their fiscal year end from December 31 to March 31 effective March 31, 2003 (b) For the year ended December 31, 2002.


12b-1 Fees

         Below are the 12b-1 fees paid by each Fund for the fiscal year ended March 31, 2003. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI. Class I shares do not pay 12b-1 fees and Class A shares do not pay distribution fees.

====================================================================================================================
               Fund                    Class A                 Class B                          Class C
                                   =================================================================================
                                   =================================================================================
                                    Service Fees     Distribution    Service Fees     Distribution    Service Fees
                                                         Fees                             Fees
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
California Fund(a)                      $808             $130             $43            $1,996           $665
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
California Fund (b)                     $102             $94              $32             $774            $258
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Connecticut Fund                       $9,480          $27,397          $9,132           $7,020          $2,341
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
New Jersey Fund                        $90,271         $233,941         $77,980         $22,013          $7,335
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
New York Fund(a)                       $1,837           $3,066          $1,022           $7,591          $2,531
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
New York Fund (b)                       $655             $662            $220            $1,804           $601
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Pennsylvania Fund                     $160,286         $294,580         $98,193         $98,803         $32,934
====================================================================================================================

(a) For the three months ended March 31, 2003. The funds changed their fiscal year ends from December 31 to March 31 effective March 31, 2003
(b)  For the year ended December 31, 2002



Trustee Compensation

         Listed below is the Trustee compensation paid by the Trust for fiscal year ended March 31, 2003 and by the Trust and the nine other trusts in the Evergreen Fund Complex for the twelve months ended December 31, 2002. The Trustees do not receive pension or retirement benefits from the Evergreen

                                      1-7
funds. For more information, see "Management of the Trust" in Part 2 of this SAI.


         ================================== ============================== ================================
                                             Aggregate Compensation from     Total Compensation from the
                                              the Trust for the fiscal      Evergreen Fund Complex for the
                                                year ended 3/31/2003             twelve months ended
                                                                                    12/31/2002(1)
                      Trustee
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Laurence B. Ashkin(2)                          $648                           $52,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Charles A. Austin, III                        $1,546                         $125,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Arnold H. Dreyfuss(2)                          $650                           $52,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         K. Dun Gifford                                $1,796                         $143,500
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         James S. Howell(3)                             $454                           $52,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Leroy Keith Jr.                               $1,546                         $125,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Gerald M. McDonnell                           $1,546                         $134,727
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Thomas L. McVerry(4)                          $1,375                         $125,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         William Walt Pettit                           $1,546                         $125,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         David M. Richardson                           $1,546                         $125,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Russell A. Salton, III                        $1,742                         $144,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Michael S. Scofield                           $2,012                         $160,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Richard J. Shima                              $1,593                         $125,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Richard K. Wagoner                            $1,546                         $125,000
         ================================== ============================== ================================

         (1) Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2002. The amounts listed below will be payable in later years to the respective Trustees:

                  Austin            $93,750
                  Howell            $36,400
                  McVerry           $125,000
                  Pettit            $125,000

         (2) As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustee Emeriti. (3) As of January 1, 2000, James B. Howell retired and became Trustee Emeritus. As of December 31, 2002, Mr. Howell's 3-year term as Trustee Emeritus expired. Mr. Howell received compensation through December 31, 2002.
         (4) On February 3, 2003, Mr. McVerry resigned. He received compensation through February 2003.

                                   PERFORMANCE

Total Return

         Below are the annual total returns for each class of shares of the Funds (including applicable sales charges) as of March 31, 2003. The after-tax returns shown are for each Fund's oldest class or one of each Fund's oldest

                                      1-8
classes; after-tax returns for other classes will vary. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

====================================================================================================================
          Fund/Class                 One Year            Five Years       Ten Years or Since    Inception Date of
                                                                           Inception Date of          Class
                                                                                 Class
====================================================================================================================
--------------------------------------------------------------------------------------------------------------------
California Fund (a)
--------------------------------------------------------------------------------------------------------------------
------------------------------- -------------------- -------------------- --------------------- --------------------
Class A                                4.37%                4.93%                5.50%               11/8/2002
------------------------------- -------------------- -------------------- --------------------- --------------------
------------------------------- -------------------- -------------------- --------------------- --------------------
Class B                                4.30%                5.57%                6.19%               11/8/2002
------------------------------- -------------------- -------------------- --------------------- --------------------
------------------------------- -------------------- -------------------- --------------------- --------------------
Class C                                7.18%                5.69%                6.14%               11/8/2002
------------------------------- -------------------- -------------------- --------------------- --------------------
------------------------------- -------------------- -------------------- --------------------- --------------------
Class I                                9.75%                5.98%                6.38%               4/2/1997
------------------------------- -------------------- -------------------- --------------------- --------------------
------------------------------- -------------------- -------------------- --------------------- --------------------
Class I+                               9.58%                5.74%                6.18%               4/2/1997
------------------------------- -------------------- -------------------- --------------------- --------------------
--------------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
--------------------------------------------------------------------------------------------------------------------
------------------------------- -------------------- --------------------- -------------------- --------------------
Class I+                               7.64%                5.47%                 5.85%              4/2/1997
------------------------------- -------------------- --------------------- -------------------- --------------------
--------------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Connecticut Fund(b)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class A                               3.82%                4.04%                 4.24%              12/30/1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class B                               3.17%                3.94%                 3.98%              01/09/1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class C                               6.15%                4.85%                 4.29%              03/27/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class I                               9.25%                5.33%                 5.01%              11/24/1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class I +                             9.25%                5.26%                  N/A               11/24/1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class I +                             7.60%                5.14%                  N/A               11/24/1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
New Jersey Fund(c)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class A                               2.89%                3.92%                 4.95%              07/16/1991
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class A +                             2.89%                3.87%                 4.92%              07/16/1991
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class A +                             3.34%                3.99%                 4.91%              07/16/1991
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class B                               2.13%                3.65%                 4.81%              01/30/1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class C                               5.06%                4.54%                 5.27%              03/27/2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class I                               8.20%                5.04%                 5.54%              02/08/1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
New York Fund (d)
--------------------------------------------------------------------------------------------------------------------
------------------------------- -------------------- -------------------- --------------------- --------------------
Class A                                4.54%                5.07%                5.77%              10/17/2001
------------------------------- -------------------- -------------------- --------------------- --------------------
------------------------------- -------------------- -------------------- --------------------- --------------------
Class B                                4.71%                5.80%                6.43%               11/8/2002
------------------------------- -------------------- -------------------- --------------------- --------------------
------------------------------- -------------------- -------------------- --------------------- --------------------
Class C                                7.61%                5.90%                6.30%               11/8/2002
------------------------------- -------------------- -------------------- --------------------- --------------------
------------------------------- -------------------- -------------------- --------------------- --------------------
Class I                               10.17%                6.20%                6.48%               4/3/1995
------------------------------- -------------------- -------------------- --------------------- --------------------
------------------------------- -------------------- -------------------- --------------------- --------------------
Class I+                               9.49%                5.75%                6.17%               4/3/1995
------------------------------- -------------------- -------------------- --------------------- --------------------
--------------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
--------------------------------------------------------------------------------------------------------------------
------------------------------- -------------------- -------------------- --------------------- --------------------
Class I+                               7.98%                5.56%                5.93%               4/3/1995
------------------------------- -------------------- -------------------- --------------------- --------------------
--------------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Pennsylvania Fund (c)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class A                               3.60%                3.95%                 5.00%              12/27/1990
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class A +                             3.60%                3.89%                 4.94%              12/27/1990
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class A +                             3.95%                4.04%                 4.96%              12/27/1990
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class B                               3.10%                4.01%                 4.80%              02/01/1993
--------------------------------------------------------------------------------------------------------------------

                                      1-9

--------------------------------------------------------------------------------------------------------------------
Class C                               6.05%                4.09%                 4.69%              02/01/1993
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class I                               9.06%                5.23%                 5.66%              11/24/1997
====================================================================================================================

(a) Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/02 is based on the performance of Select shares of the fund's predecessor fund, OFFIT California Municipal Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

(b) Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Historical performance shown for Class I prior to its inception is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

(c) Historical performance shown for Classes B, C, and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C, and I have not been adjusted to reflect the effect of each Class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

(d) Historical performance shown for Class A prior to 11/11/02 is based on the performance of the Advisor shares of the fund's predecessor fund, OFFIT New York Municipal Fund, and prior to its inception, on the Select shares, the original class offered by the fund's predecessor fund. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/02 is based on the performance of the Select shares of the fund's predecessor fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 0.25% for the Advisor shares and 1.00% for Classes B and C. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

+ The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assumes a complete sale of Fund shares at the end measurement period, resulting in capital gains taxes or a tax benefit from any resulting capital losses. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. Due to the different tax treatment of CTFs, after-tax returns for the Connecticut Fund prior to 11/24/1997 cannot be calculated.


Yields

         Below are the current and tax equivalent yields for each class of shares of the Funds for the 30-day period ended March 31, 2003. For more information, see "30-Day Yield" and "Tax Equivalent Yield" under "Performance Calculations" in Part 2 of this SAI.

====================================================================================================================
                                                 30-Day Yield                         Tax Equivalent Yield
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        Fund           Combined     Class A    Class B   Class C    Class I   Class A  Class B   Class C   Class I
                       Federal &
                       State Tax
                       Rate (1)
--------------------------------------------------------------------------------------------------------------------
====================================================================================================================
   California Fund      42.00%       2.26%      1.63%     1.58%      2.64%     3.90%    2.81%     2.72%     4.55%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Connecticut Fund      39.25%       3.55%      2.98%     2.94%      3.99%     5.84%    4.91%     4.84%     6.57%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   New Jersey Fund      40.12%       3.75%      3.19%     3.14%      4.20%     6.26%    5.33%     5.24%     7.01%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
    New York Fund       40.97%       2.75%      2.09%     2.09%      3.11%     4.66%    3.54%     3.54%     5.27%
--------------------------------------------------------------------------------------------------------------------

                                      1-10

--------------------------------------------------------------------------------------------------------------------
  Pennsylvania Fund     37.84%       4.15%      3.61%     3.57%      4.62%     6.68%    5.81%     5.74%     7.43%
====================================================================================================================

(1) Assumed for purposes of this chart. Your tax may vary.


               COMPUTATION OF CLASS A AND CLASS C OFFERING PRICES

         Class A shares and Class C shares are sold at the net asset value (NAV) plus a sales charge. Below is an example of the method of computing the offering price of Class A shares and Class C shares of each Fund. The example assumes a purchase of Class A shares and Class C shares of each Fund aggregating less than $50,000 based upon the NAV of each Fund's Class A shares at the end of March 31, 2003. For more information, see "Purchase, Redemption and Pricing of Shares."

====================================================================================================================
             Fund               Net Asset Value Per Share         Sales Charge           Offering Price Per Share
====================================================================================================================
====================================================================================================================
California Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class A                                  $11.14                       4.75%                       $11.70
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class C                                  $11.14                       1.00%                       $11.25
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Connecticut Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class A                                   $6.53                       4.75%                       $6.86
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class C                                   $6.53                       1.00%                       $6.60
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
New Jersey Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class A                                  $11.18                       4.75%                       $11.74
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class C                                  $11.18                       1.00%                       $11.29
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
New York Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class A                                  $11.21                       4.75%                       $11.77
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class C                                  $11.21                       1.00%                       $11.32
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Pennsylvania Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class A                                  $11.63                       4.75%                       $12.21
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class C                                  $11.59                       1.00%                       $11.71
====================================================================================================================


                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116-5034, a subsidiary of Wachovia, serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive from each Fund annual fees at the following rate.


                =================================== ======================================
                     Average Daily Net Assets                  Administrative
                      of the Evergreen funds                 Services Fee Rates
                ----------------------------------- --------------------------------------
                ----------------------------------- --------------------------------------

                        First $50 billion                          0.100%
                ----------------------------------- --------------------------------------
                ----------------------------------- --------------------------------------

                         Next $25 billion                          0.090%
                ----------------------------------- --------------------------------------
                ----------------------------------- --------------------------------------

                         Next $25 billion                          0.080%
                ----------------------------------- --------------------------------------
                ----------------------------------- --------------------------------------

                         Next $25 billion                          0.075%
                ----------------------------------- --------------------------------------
                ----------------------------------- --------------------------------------

                   On assets over $125 billion                     0.050%
                =================================== ======================================

                                      1-11

         Below are the administrative service fees paid by each Fund for the last three fiscal years or periods. Prior to December 31, 2001, the Connecticut Fund, New Jersey Fund and Pennsylvania Fund paid EIS under a different fee schedule. Prior to November 11, 2002, the amounts paid by the California Fund and New York Fund were paid to the predecessor funds' administrator.


=========================================================================
Fund/Fiscal Year or Period           Administrative     Administrative
                                       Fees Paid         Fees Waived
=========================================================================
-------------------------------------------------------------------------
Fiscal Year or Period Ended March 31, 2003
-------------------------------------------------------------------------
-------------------------------------------------------------------------
California Fund (a)                      $9,390               $0
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Connecticut Fund                        $69,725               $0
-------------------------------------------------------------------------
-------------------------------------------------------------------------
New Jersey Fund                         $266,020              $0
-------------------------------------------------------------------------
-------------------------------------------------------------------------
New York Fund (a)                       $27,011               $0
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Pennsylvania Fund                       $922,301              $0
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Fiscal Year or Period Ended March 31, 2002
-------------------------------------------------------------------------
-------------------------------------------------------------------------
California Fund (b)                     $26,508             $6,484
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Connecticut Fund                        $63,264               $0
-------------------------------------------------------------------------
-------------------------------------------------------------------------
New Jersey Fund                         $241,417              $0
-------------------------------------------------------------------------
-------------------------------------------------------------------------
New York Fund (b)                       $105,647           $27,590
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Pennsylvania Fund                       $896,308              $0
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Fiscal Year or Period Ended March 31, 2001
-------------------------------------------------------------------------
-------------------------------------------------------------------------
California Fund (c)                     $23,770            $18,531
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Connecticut Fund                        $66,684               $0
-------------------------------------------------------------------------
-------------------------------------------------------------------------
New Jersey Fund                         $213,398              $0
-------------------------------------------------------------------------
-------------------------------------------------------------------------
New York Fund (c)                       $117,776           $28,266
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Pennsylvania Fund                       $862,187              $0
======================================================-------------------
(a) For the three months ended March 31, 2003. The funds changed their fiscal year ends from December 31 to March
    31 effective March 31, 2003
(b) For the year ended December 31, 2002.
(c) For the year ended December 31, 2001.


Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, a subsidiary of Wachovia, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

                                      1-12

         Each Fund pays ESC annual fees as follows:

                 ============================= =============== ==============
                 Fund Type                       Annual Fee     Annual Fee
                                                  Per Open      Per Closed
                                                  Account*       Account**
                 ============================= =============== ==============
                 ============================= =============== ==============
                 Monthly Dividend Funds            $26.75          $9.00
                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------
                 Quarterly Dividend Funds          $25.75          $9.00
                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------
                 Semiannual Dividend Funds         $24.75          $9.00
                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------
                 Annual Dividend Funds             $24.75          $9.00
                 ----------------------------- --------------- --------------

         * For shareholder accounts only. Each Fund pays ESC cost plus 15% for broker accounts. ** Closed accounts are maintained on the system in order to facilitate historical and tax information.

Distributor

         Evergreen Distributor, Inc. (EDI), 90 Park Avenue, New York, New York 10016, markets the Funds through broker-dealers and other financial representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1666 K Street, Washington, DC 20006, provides legal advice to the Funds.


                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Reports, copies of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts 02266-8400, by calling 1.800.343.2898, or by downloading them off our website at EvergreenInvestments.com.

                                      1-13

                  ADDITIONAL INFORMATION CONCERNING CALIFORNIA


         The information set forth below is derived from sources that are generally available to investors, including official statements for debt offerings of California and other issuers in the state. The information is intended to give recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of California or local issuers in the state. It should be noted that the creditworthiness of obligations issued by local issuers in the state may be unrelated to the creditworthiness of obligations issued by the State of California, and there is no obligation on the part of the State to make payments on such local obligations in the event of a default.

General

         Following several years of very strong growth in the late 1990's, which produced large State revenue surpluses, the State's financial condition started to worsen since the start of 2001, with the combination of a mild Statewide economic recession, but with a severe downturn in the high technology sector centered in the San Francisco Bay Area and a dramatic decline in revenue from capital gains and stock option activity resulting from the decline in stock market levels since mid-2000. By 2002, the State faced a budget "gap" of more than $23 billion, over 25% of its General Fund revenue. See "Recent Financial Results--Fiscal year 2002-03 Budget" below. By January 2003, the Governor reported that revenues are expected to be substantially below earlier projections, and estimated that a budget gap of almost $35 billion would have to be addressed for the balance of the 2002-03 fiscal year and the upcoming 2003-04 fiscal year. See "Recent Financial Results - Current Budget Shortfall" below. In May 2003, the Governor increased the estimate of the budget gap to $38.2 billion. To close this gap, the Governor proposed a combination of large spending cuts, transfers of program responsibility to local governments, limited fund transfers, deferrals and loans, and issuance of bonds to spread out repayment of a $10.7 billion accumulated budget deficit over several years. The 2003-04 budget will require significant spending cuts in virtually all parts of State government, including aid to local governments and schools. The sluggish economy and cuts in State aid will adversely affect local government finances in 2003 and beyond.

         The State is facing serious cash flow difficulties. It has had to resort to external borrowing starting in the fall of 2001 to assure sufficient cash resources to pay its ongoing obligations, including maturing cash flow notes. Further external cash flow borrowings are required before the end of June 2003, and into the 2003-04 fiscal year. To this end an $11 billion cash flow borrowing is scheduled for mid-June 2003. The State's ability to meet its cash requirements will continue to depend on access to capital markets until it brings revenues and expenses into closer balance. See "Recent Financial Results
- Cash Flow Requirements" below. In December, 2002, the ratings of the State's General Obligation bonds were reduced by Standard & Poor's from "A+" to "A" and by FitchRatings from "AA" to "A" and both agencies reduced the ratings on the State's short-term Notes. In early 2003 Moody's lowered its General Obligation Bond ratings from "A1" to "A2" and in April reduced the ratings on the State's short-term notes. The ratings of certain related debt of other issuers for which California has an outstanding lease purchase, guarantee or other contractual obligation (such as for state-insured hospital bonds) are generally linked directly to California's rating. Should the financial condition of California continue to deteriorate, its credit ratings could be reduced further, and the market value and marketability of all outstanding notes and bonds issued by California, its public authorities or local governments could be adversely affected.

Economic Factors

         California's economy is the largest among the 50 states and one of the largest in the world. The State's population of over 35 million represents about 12-1/2% of the total United States population and grew by 26% in the 1980s, more than double the national rate. Population growth slowed to less than 1% annually in 1994 and 1995, but rose to almost 2% in the final years of the 1990's. The bulk of population growth in the State is due to births and foreign immigration.

                                      1-14

Total personal income in the State, at an estimated $1,139 billion in 2002, accounts for almost 13% of all personal income in the nation. Total employment is over 16 million, the majority of which is in the service, trade and manufacturing sectors.

         Following a severe recession in the early 1990's, California began a period of strong growth in 1994 in virtually all sectors, particularly in high technology manufacturing and services, including computer software and other services, entertainment, tourism, and construction, and also with very strong growth in exports. The California economy outpaced the nation during this period. By the end of 2000, unemployment in the State had dropped to under 5%, its lowest level in three decades. In 2001, the State finally showed the impact of the nationwide economic slowdown, coupled with a cyclical downturn in the high technology sector (including Internet-related businesses) and entered a mild recession. International trade also slowed since the start of 2001 reflecting weakness in overseas economies (particularly in Asia). The terrorist attacks on September 11, 2001 resulted in a further, but mostly temporary, economic decline tourism-based areas. Job losses have been concentrated in the San Francisco Bay Area, particularly in high technology industries; economic conditions have been better in other parts of the State. Statewide, modest job growth appeared to have begun by early 2002, but job growth stalled by summer 2002. Unemployment reached almost 7% by year-end, at which time the State Department of Finance described the State economy as "in a holding pattern." Personal income rose by only 1% in 2002. Residential construction and home sales remained strong, in part due to low interest rates, but nonresidential construction declined for the second consecutive year in 2002. In January 2003, the State Department of Finance projected there would be only slow growth in the economy in 2003, with moderate growth in 2004. The recession, combined particularly with the decline in the stock markets since mid-2000, will result in much weaker State revenues than previously projected, as discussed further below under "Recent Financial Results."

         Widely publicized difficulties in California's energy supplies had been seen in early 2001 to pose some risks to the economy, but during the summers of 2001 and 2002 there were no electricity blackouts or shortages of natural gas. Although energy prices have risen from the levels of three years ago, they have now appeared to have stabilized. Energy difficulties are mitigated by the fact that California's economy is very energy-efficient. U.S. Department of Energy statistics for 1999 revealed that California ranked 50th of the 50 states in energy expenditures as a percentage of state domestic product. A number of investigations and lawsuits are ongoing against energy suppliers seeking refunds for California customers for alleged overcharges during the crisis period in 2000 and 2001.

Constitutional Limitations on Taxes, Other Charges and Appropriations

Limitation on Property Taxes. Certain California Municipal Obligations may be obligations of issuers which rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as "Proposition 13." Briefly, Article XIIIA limits the rate of ad valorem property taxes to 1% of full cash value of real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

         Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits were filed challenging the acquisition-based assessment system of Proposition 13, but it was upheld by the U.S. Supreme Court in 1992.

         Article XIIIA prohibits local governments from raising revenues through ad valorem taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any "special tax."

                                      1-15

Limitations on Other Taxes, Fees and Charges. On November 5, 1996, the voters of the State approved Proposition 218, called the "Right to Vote on Taxes Act." Proposition 218 added Articles XIIIC and XIIID to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.

         Article XIIIC requires that all new or increased local taxes be submitted to the voters before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote.

         Article XIIID contains several new provisions making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. Article XIIID also contains several new provisions affecting "fees" and "charges", defined for purposes of Article XIIID to mean "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a [local government] upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. There are new notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as "property related" for purposes of Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

         In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters could, by future initiative, repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.

         The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainty the outcome of such cases.

Appropriations Limits. The State and its local governments are subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but "proceeds of taxes" exclude most State subventions to local governments. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

         Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (2) appropriations to comply with mandates of courts or the federal government, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (5) appropriations made in certain cases of emergency.

         The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State's economy.

         "Excess" revenues are measured over a two year cycle. Local governments

                                      1-16
must return any excess to taxpayers by rate reductions. The State must refund 50% of any excess, with the other 50% paid to schools and community colleges. With more liberal annual adjustment factors since 1988, and depressed revenues in the early 1990's because of the recession, few governments have been operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years. Because of extraordinary revenue receipts in fiscal year 1999-2000, State appropriations were estimated to be about $975 million above the limit. However, since the State was $2.1 billion below its limit in fiscal year 2000-01, resulting in no excess over the two-year period, no refunds were made. 1999-2000 was the only fiscal year since the late 1980's when State appropriations were above the limit. The State Department of Finance estimates the State will be about $16.5 billion below its appropriation limit in fiscal year 2001-02 and $10.6 billion under the limit in 2002-03.

         Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID of the California Constitution, the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these Articles on California municipal obligations or on the ability of the State or local governments to pay debt service on such California municipal obligations. It is not possible, at the present time, to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these Articles or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Further initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

Obligations of the State of California

         Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. As of May 1, 2003, the State had outstanding approximately $29.6 billion of long-term general obligation bonds and $6.7 billion of lease-purchase debt supported by the State General Fund. The State issued $4.35 billion of new general obligation bonds between February and May 2003 (a portion as variable rate obligations), and planned an additional sale of about $1.8 billion in June 2003. This rapid increase has been caused in significant part by voters' approval of $21.4 billion of new bond authorizations in two elections in 2002. Thus, as of May 1, 2003 the State had about $24.9 billion of authorized and unissued long-term general obligation bonds and $4.1 billion of authorized and unissued lease-purchase debt. In FY 2001-02, debt service on general obligation bonds and lease purchase debt was approximately 4.5% of General Fund revenues. At least another $22 billion of bond authorizations, for education and high-speed rail construction, are presently scheduled to be on the ballot in 2004.

Recent Financial Results

         The principal sources of General Fund tax revenues in 2001-02 were the California personal income tax (50 percent of total tax revenues), the sales tax (33 percent), corporation taxes (8 percent), and the gross premium tax on insurance (2 percent). A large portion of personal income tax receipts was derived from capital gains realizations and stock option income. While these sources have been extraordinarily strong in the late 1990's and 2000, they are particularly volatile. In preparing the most recent budget, the State took account of the recent drop in stock market levels and reduced its estimated receipts from these revenues as compared to prior years. The Administration has projected that this source of revenue will drop from 25% of all General Fund revenues in 2000-01 to 11% in 2001-02 and 8% in 2002-03; this represents the bulk of the total General Fund revenue shortfall in these two fiscal years.

         The State maintains a Special Fund for Economic Uncertainties (the "SFEU"), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available. Year-end balances in the SFEU are included for financial reporting purposes in the General Fund balance.

                                      1-17

         Throughout the 1980's, State spending increased rapidly as the State population and economy also grew rapidly, including increased spending for many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a two-thirds vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of State General Fund revenues (currently about 35 percent).

Recent Budgets.

         The economy, and especially the stock markets, grew strongly during the second half of the 1990's, and as a result, the General Fund took in substantially greater tax revenues (an aggregate of more than $20 billion over the six fiscal years 1995-96 through 2000-01) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97. In 1998-99 through 2000-01, new spending programs were also enacted, particularly for education, new capital outlay projects were funded from current receipts, and significant tax reductions were enacted. The Department of Finance estimates that the State's budget reserve (the SFEU) totaled $8.7 billion at June 30, 2000 and $6.3 billion at June 30, 2001. However, the SFEU balance at June 30, 2001 included as an asset the $6.1 billion loan to the State Department of Water Resources for power purchases (see "Cash Flow Requirements" below), and the General Fund's available cash at that date was considerably less. The balance at June 30, 2002 was estimated as negative $3.5 billion, which would increase to negative $10.7 billion by June 30, 2003.

         The growth in General Fund revenues 1994-95 resulted in significant increases in State funding for local school districts under Proposition 98. From the 1994-95 level of about $4,200 per pupil, annual State funding has increased to around $7,000 per pupil in FY 2001-02. A significant amount of the new moneys have been directed to specific educational reforms, including reduction of class sizes in many grade levels. The improved budget condition also allowed annual increases in support for higher education in the State, permitting increased enrollment and reduction of student fees.

         Part of the 1997-98 Budget Act was completion of State welfare reform legislation to implement the new federal law passed in 1996. The new State program, called "CalWORKs," became effective January 1, 1998, and emphasizes programs to bring aid recipients into the workforce. As required by federal law, new time limits are placed on receipt of welfare aid. Generally, health and welfare costs have been contained even during the recent period of economic recovery, with the first real increases (after inflation) in welfare support levels occurring in 1999-2000 and additional increases in 2000-01.

         An important element of recent Budget Acts was agreement on substantial tax cuts. The largest of these was a phased-in cut in the Vehicle License Fee (an annual tax on the value of cars registered in the State, the "VLF"). Starting on January 1, 1999, the VLF was reduced by 25 percent, which was increased in steps to a 67.5% reduction effective January 1, 2001. Under pre-existing law, VLF funds were automatically transferred to cities and counties, so the new legislation provided for the General Fund to make up the reductions. The full 67.5% percent VLF cut was offset by transfers of about $4.2 billion annually from the General Fund. Other miscellaneous business and personal tax cuts and tax credits were of a much smaller overall amount.

Fiscal Year 2001-02 Budget.

         The 2001-02 Budget Act (the "2001 Budget Act") was signed on July 26, 2001. The 2001 Budget Act included $78.8 billion in General Fund expenditures, a reduction of $1.3 billion from the previous year. General Fund revenues in fiscal year 2001-02 were projected to drop to $75.1 billion, a decline of almost 4 percent from the prior year, reflecting the economic slowdown and the sharp drop in capital gains and stock option revenue. The excess of expenditures over revenues was to be funded by using a part of the budget reserve from the prior year.

                                      1-18

         The 2001 Budget Act was projected to be able to sustain the reduced revenues without major program reductions because part of the previous 2000-01 Budget Act was for one-time spending, which did not have to be continued. The 2001 Budget Act contained much less one-time spending for capital outlay. However, General Fund revenues in 2001-02 ultimately proved to be far below projections, totaling only about $64 billion (compared to the 2001 Budget Act estimate of around $75.1 billion), largely due to reduced capital gains realizations and weaker economic activity. To partially offset this reduction, the Governor proposed, and the Legislature approved, mid-year spending cuts for 2001-02 totaling $2.3 billion. By the time of the May Revision to the Governor's Budget released in May 2002, the Governor projected that the combined shortfall or budget "gap" between expected revenues and projected expenditures based on existing statutes totaled $23.4 billion for the two fiscal years, 2001-02 and 2002-03.

Fiscal Year 2002-03 Budget

         The magnitude of the budget gap which had to be addressed led to a substantial delay in enactment of the 2002-03 Budget Act ("2002 Budget Act") until September 5, 2002, more than two months into the fiscal year. Despite delay in approval of the Budget Act, most State operations continued based on continuing appropriation legislation, constitutional requirements or court orders. Debt service on State debt was paid, most health and welfare programs and education payments were funded, and State employees, other than elected officials and senior management employees, were paid.


         The 2002 Budget Act addressed a $23.6 billion gap between expenditures and resources through a combination of program reductions, internal loans, bond issuances, fund shifts, accelerations and transfers, and modest tax changes. Some of these actions and assumptions ultimately proved to be unavailable, and revenues in the 2002-03 fiscal year continued to decline from original projections, as economic growth stalled instead of increasing, as had been expected. The principal components of the 2002-03 budget were:

         1. Program cost savings in the 2001-02 and 2002-03 fiscal years totaling about $7.458 billion. This included the $2.3 billion of 2001-02 mid-year budget reductions enacted by the Legislature. The largest savings occurred in education, health, social services and State operations, and include deferral or elimination of previously enacted program expansions and elimination of workload and cost of living adjustments in numerous programs. By year-end 2002, it appeared some of the projected savings would not be achieved.

         2. The receipt of $4.5 billion in 2002-03 from the securitization
(sale) of a large portion of the State's future receipt of payment from tobacco companies from the settlement of litigation against those companies. This sale was scheduled to close in two segments. The first sale, which produced $2.5 billion of receipts to the General Fund, closed in February 2003. The second sale, expected to produce up to $2.0 billion in April 2003, was cancelled because of turmoil in the market for such "tobacco securitizations" after an Illinois trial court rendered a judgment of $10.1 billion against Philip Morris, Inc., one of the largest tobacco manufacturers. This increased the accumulated deficit by $2 billion.

         3. A total of $2.028 billion in loans from various funds, including $1.218 billion from transportation funds.

         4. The shift of $1.328 billion of expenditures from the General Fund to other funding sources, such as special funds and proposed future bond funds.

         5. The receipt of $1.2 billion additional revenues in 2002-03 from a two-year suspension of the deductibility of net operating losses provided in current law.

         6. General Fund savings of $1.728 billion from the deferral of $1.047 billion of education expenditures from 2001-02 to early 2002-03 and $681 million of education expenditures from 2002-03 to early 2003-04. These deferrals were not expected to significantly impact underlying programs.

                                      1-19

         7. General Fund savings of $1.083 billion ($223 million in 2001-02 and $860 million in 2002-03) from issuing refunding bonds to pay selected maturities of general obligation bonds due between February 2002 and June 2003.

         8. Anticipated increases in federal funding for health and human services programs, security/bioterrorism and other areas totaling about $1.081 billion. The Administration has more recently estimated only about $400 million will be received.

         9. Additional revenue of $1.651 billion in 2002-03 due to Federal Tax Conformity and Tax Compliance ($1.081 billion); increasing the withholding on stock option and bonus income from 6 percent to 9.3 percent ($400 million); and suspending the teacher retention credit for one year ($170 million).

         10. Accelerations and transfers from other funds to the General Fund totaling $1.585 billion. Despite the challenge represented by the severe revenue decline and the budget gap, the 2002 Budget as enacted contained the following major components. As noted in the caption "Current Budget Shortfall" below, many of these budget elements are likely to be cut.

         11. Total K-12 spending increased 2.8 percent from the revised 2001-02 estimates. Total K-12 spending per pupil increases from $6,610 in 2001-02 to $7,067 in 2002-03.

         12. Funding for higher education decreased by 0.2 percent in 2002-03 compared to the revised 2001-02 estimates.

         13. The Budget continued to limit the growth in State government with the elimination of positions and the reduction of State operations expenditures. In addition to the 6,600 positions eliminated by the Administration since 1999, 7,000 State government positions will be eliminated (6,000 in 2002-03 and 1,000 by June 30, 2004).

         14. Although funding for youth and adult corrections decreased by 4.7 percent from the previous year, the Budget sustained funding for public safety. While total funding for health and human services decreased by 2.1 percent, the Budget funded health insurance coverage for children and critical care programs for seniors.

         15. There were no significant tax increases, and no significant reductions in support for local governments. A one-time shift of $75 million in property taxes from redevelopment agencies to schools will reduce State aid to schools by a like amount.

         The Administration has estimated, in the proposed Budget for 2003-04, that General Fund revenues and transfers in 2002-03 will be about $6 billion below the estimates made when the 2002 Budget Act was adopted. The largest component is a projected $3.7 billion shortfall in personal income tax receipts. The Administration also adjusted final estimated receipts for 2001-02 downward by about $1.7 billion, leaving the SFEU or budget reserve at an estimate negative $3.5 billion on June 30, 2002. The Administration projects that the SFEU will be at a negative $5.85 billion as of June 30, 2003. This estimate assumes the Legislature will approve billions of dollars of current-year spending reductions, described below.

Current Budget Shortfall

         In mid-November, 2002, the Legislative Analyst (an independent office under the State Legislature) issued a report (the "LAO Report") indicating the State faced dire fiscal conditions. The principal causes of the continuing fiscal difficulty were identified as (i) the use of so many one-time budget solutions, such as bond sales, interfund borrowings and deferrals, to solve the $23.6 billion gap in the 2002 Budget, without enough emphasis on closing the structural imbalance between ongoing revenue sources (taxes) and ongoing expenditure commitments, (ii) the likelihood that some of the assumptions in the 2002 Budget would not be met, and (iii) a significant downward revision in revenue estimates deriving from the continued sluggishness of the State economy and stock market.

                                   1-20

         Shortly after the LAO Report was released, the Governor announced that the Administration also projected a substantial budget gap in 2002-03 and 2003-04, and he called a special session of the Legislature to begin on December 9, 2002 to take up legislation for mid-year spending cuts and other budgetary actions. As part of the 2003-04 Governor's Budget proposal, released January 10, 2003 (the "2004 Governor's Budget"), the Governor called for immediate actions to reduce the budget gap by about $10.2 billion, of which $5.5 billion would be seen in 2002-03 and the balance in 2003-04. In March and April 2003, the Legislature passed budget adjustment legislation including spending reductions, deferrals, bond authorization and funding transfers totaling about $3.3 billion in fiscal year 2002-03 and about $3.6 billion in fiscal year 2003-04.

Fiscal Year 2003-04 Budget

         The 2003 Governor's Budget released further budget projections, indicating that for the combined 2002-03 and 2003-04 period, the nominal budget "gap" to be addressed was in the neighborhood of $35 billion. This consisted of about $17.7 of reduced revenues compared to earlier projections, $4.5 billion of additional expenditures, and the "loss" of $12.6 billion in budgetary resources allocated to one-time budgetary actions taken in the 2002 Budget Act which could not be duplicated (such as the sale of future tobacco settlement receipts).

         The 2004 Governor's Budget sought to close the entire $35 billion gap in the context of actions which would be completed by the end of the 2003-04 fiscal year. The overall proposal included about $20.8 billion of spending reductions which would have severely affected local governments, schools, health and social services programs, higher education and most other State programs; only corrections programs were largely unaffected. The second largest element of the 2004 Governor's Budget Proposal was to transfer responsibility for many health and social services programs to local governments, relieving the State of over $8.1 billion of costs. The Governor proposed to fund this "realignment" of government programs with new taxes, which would be dedicated to local governments. Finally, the Governor proposed about $5.8 billion of additional funding shifts and transfers, loans, and other revenues. Among these is an assumption that an additional $1.5 billion in receipts can be obtained from Indian gaming operations, and bonding or loans to pay $1.5 billion of payments due in 2003-04 to the two largest State pension funds.

         As noted above under "Current Budget Shortfall," some budget reductions were passed by the Legislature in March and April, 2003, but less than the amounts requested by the Governor. In May 2003, the Governor released the May Revision to the 2004 Governor's Budget ("2004 May Revision"), which updated forecasts and provided a substantially revised budget plan for 2003-04.

         First, the 2004 May Revision estimated that the budget gap had grown to about $38.2 billion (not counting the actions already taken), largely due to the cancellation of the $2 billion tobacco securitization scheduled in April 2003, and higher caseloads in certain programs. Actual tax revenues were reported to be very close to the projections made in the 2004 Governor's Budget in January, with some small signs of recovery in personal income tax withholding and corporate tax receipts.

         In the 2004 May Revision, the Governor recognized that many of his earlier proposals required more analysis, and that many parties preferred to solve the budget problem over more than one year. Accordingly, the 2004 May Revision divided the $38.2 billion gap into three main components:

1. The Governor proposed to fund the estimated accumulated budget deficit as of June 30, 2003 of $10.7 billion with issuance of deficit retirement bonds during 2003-04, to be repaid from a dedicated one-half cent increase in the State sales tax, which would disappear once the bonds were repaid.

2. Once the accumulated deficit was removed from the books, the 2003-04 budget would be balanced with a combination of spending cuts, interfund loans and transfers, and some additional borrowing. Also, the Governor reduced his

                                      1-21
original "realignment" proposal from $8.1 billion to $1.7 billion, and proposed cigarette tax increases and a new higher personal income tax bracket for the highest earners to fund these costs for counties. As noted, some of these actions have already been taken. A major assumption in the 2004 May Revision is that the State will terminate its payments to local governments to "backfill" the offset to vehicle license fees enacted several years ago, which costs the State $4.2 billion per year. The Administration expects that action can be taken under existing law to terminate the backfill and have the vehicle license fee paid by drivers increased back to the original level, so that local governments will not be harmed by this shift. The overall budget plan for 2003-04 calls for revenues and transfers of $70.9 billion and expenditures of $70.4 billion, leaving a budget reserve of about $500 million.

3. The 2004 May Revision explicitly recognized that balancing the 2003-04 budget still left an ongoing "structural deficit," as had been identified in the November 2002 LAO Report noted above, which would cause the 2004-05 budget to be about $7.9 billion out of balance in the absence of corrective action. The Governor urged the Legislature to take action during the balance of the 2003 legislative session (which will end on September 15, 2003) to start to address these structural imbalances so that future budgets will not face the same pressures as the State currently has.

Cash Flow Requirements

         The State typically funds its day-to-day operating requirements of the General Fund from revenue receipts, interfund borrowing from special funds, and external borrowing in the form of revenue anticipation notes ("RANs") and warrants. In the first half of calendar 2001, the State Department of Water Resources ("DWR") had taken over the responsibility of purchasing electricity to meet certain needs of the customers of investor-owned utilities ("IOUs"), because factors deriving from a failed deregulation program and unusual market conditions which had driven up the spot prices of electricity and natural gas had combined to make the State's two largest IOUs insolvent. To fund these purchases, the DWR borrowed over $6 billion from the General Fund. Repayment of this loan was planned to be made from proceeds of power revenue bonds to be issued by the DWR which will be secured by a portion of retail customers' electricity bills. (There will be no taxes or liability of the General Fund to repay the power revenue bonds.)

         The State issued a then-record $5.7 billion of RANs in October 2001 to fund its cash management needs in 2001-02, with a maturity date of June 28, 2002. It had been assumed that the DWR power revenue bonds would be issued by that time, to repay a net loan of $6.1 billion plus interest. When the DWR bond sale was delayed, and revenues were falling below projections, as reported above, the State Controller issued $7.5 billion of revenue anticipation warrants ("RAWs"), a form of cash flow borrowing which could extend beyond the end of the fiscal year, to assure adequate cash resources for State operating needs in June 2002 and for the start of the next fiscal year. The RAWs were issued in June, 2002 and matured in October and November 2002.

         Because of weaker receipts, delay in enactment of the 2002-03 budget, and uncertainty about the schedule for issuance of the DWR power revenue bonds, the State issued $12.5 billion of RANs for cash management purposes in the 2002-03 fiscal year. This record borrowing was completed, in two parts, by early November, 2002, with all of the notes due on June 20 or June 27, 2003. The DWR power revenue bonds were finally successfully issued in mid-November, 2002, providing an infusion of $6.5 billion to the General Fund, and the first phase of the tobacco securitization brought an additional $2.5 billion in February 2003, both of which were significant assumptions in the State's cash flow projections for repayment of the 2002-03 RANs.

         By mid-winter 2003 it became evident that the State would have a cash shortfall by the end of June 2003, when the $12.5 billion RANs came due. The cash shortfall became more serious for the reasons noted above that the budget gap increased by $3 billion between January and May 2003. Accordingly, the State is planning to issue $11 billion of RAWs to pay the RANs and other obligations in June 2003, and to cover cash flow requirements in the summer of 2003. The 2004 May Revision assumes that the State will issue about $3 billion of RANs in

                                      1-22
early fall 2003 to fund the remainder of its cash management needs. If the 2003-04 Budget Act is not enacted in a timely fashion, the State could exhaust its cash, and the Controller may be forced to pay some of the State's obligations with "registered warrants," an interest-bearing note which cannot be redeemed for cash until the State has sufficient new cash resources. Until the State brings the "structural imbalance" between its revenue sources and spending obligations into balance, it may continue to depend on having access to the public debt markets in order to fund its ongoing cash obligations and to repay cash flow borrowings.

Bond Rating

         The ratings on California's long-term general obligation bonds were reduced in the early 1990's from "AAA" levels which had existed prior to the recession. After 1996, through the end of 2000, the three major rating agencies raised their ratings of California's general obligation bonds as high as "AA" from Standard & Poor's, "Aa2" from Moody's and "AA" from Fitch. As of May 1, 2003, Standard & Poor's had reduced California's senior ratings to "A," Fitch had reduced the ratings to "A" and Moody's had reduced its ratings to "A2," and Fitch maintained the State's credit ratings on watch with negative implications. All three agencies reduced the ratings of the State's cash flow notes to the second tier of short-term ratings.

         There can be no assurance that current ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Legal Proceedings

         The State is involved in certain legal proceedings (described in the State's recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. If the State eventually loses any of these cases, the final remedies may not have to be implemented in one year.

Obligations of Other Issuers

Other Issuers of California Municipal Obligations. There are a number of State agencies, instrumentalities and political subdivisions of the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

State Assistance. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the California Legislature enacted measures to provide for the redistribution of the State's General Fund surplus to local agencies, the reallocation of certain State revenues to local agencies and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total local assistance from the State's General Fund was budgeted at approximately 75% of General Fund expenditures in recent years, including the effect of implementing reductions in certain aid programs. To reduce State General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer $3.9 billion of property tax revenues to school districts, representing loss of the post-Proposition 13 "bailout" aid. Local governments have in return received greater revenues and greater flexibility to operate health and welfare programs.

         In 1997, a new program provided for the State to substantially take over funding for local trial courts (saving cities and counties some $400 million annually). For 2001-02, the State has provided over $350 million to support local law enforcement costs. The current fiscal crisis may result in some reductions in these payments in 2003-04 and beyond.

         To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of State

                                      1-23
assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. Los Angeles County, the largest in the State, was forced to make significant cuts in services and personnel, particularly in the health care system, in order to balance its budget in FY1995-96 and FY1996-97, and is facing a new health care funding crisis in 2002-03. Orange County, which emerged from Federal Bankruptcy Court protection in June 1996, has significantly reduced county services and personnel, and faces strict financial conditions following large investment fund losses in 1994 which resulted in bankruptcy. The recent economic slowdown in the State, with its corresponding reduction in State and local revenues, will put additional pressure on local government finances in the coming years. See "Recent Financial Results--Current Budget Shortfall" and "---Fiscal Year 2003-04 Budget."

         Counties and cities may face further budgetary pressures as a result of changes in welfare and public assistance programs, which were enacted in August, 1997 in order to comply with the federal welfare reform law. Generally, counties play a large role in the new system, and are given substantial flexibility to develop and administer programs to bring aid recipients into the workforce. Counties are also given financial incentives if either at the county or statewide level, the "Welfare-to-Work" programs exceed minimum targets; counties are also subject to financial penalties for failure to meet such targets. Counties remain responsible to provide "general assistance" for able-bodied indigents who are ineligible for other welfare programs. The long-term financial impact of the new CalWORKs system on local governments is still unknown.

Assessment Bonds. California Municipal Obligations which are assessment bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

California Long Term Lease Obligations. Based on a series of court decisions, certain long-term lease obligations, though typically payable from the general fund of the State or a municipality, are not considered "indebtedness" requiring voter approval. Such leases, however, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Although litigation is brought from time to time which challenges the constitutionality of such lease arrangements, the California Supreme Court issued a ruling in August, 1998 which reconfirmed the legality of these financing methods.

Other Considerations

         The repayment of industrial development securities secured by real property may be affected by California laws limiting foreclosure rights of creditors. Securities backed by health care and hospital revenues may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State's Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.

         Limitations on ad valorem property taxes may particularly affect "tax

                                      1-24
allocation" bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (e.g., because of a major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.

         Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity's general obligation indebtedness. As a result, redevelopment agencies (which, typically, are the issuers of tax allocation securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.

         The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of state and local governments to impose new taxes or increase existing taxes. It is not possible, at present, to predict the extent to which any such legislation will be enacted. Nor is it possible, at present, to determine the impact of any such legislation on California Municipal Obligations in which the Fund may invest, future allocations of state revenues to local governments or the abilities of state or local governments to pay the interest on, or repay the principal of, such California Municipal Obligations.

         Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any California Municipal Obligation in the Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or
(iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.


                  ADDITIONAL INFORMATION CONCERNING CONNECTICUT

The financial condition of the State of Connecticut (the "State"), its public authorities and its local governments, could affect the market values and marketability of, and therefore the net asset value per share and the interest income of, the Connecticut Fund, or result in the default of existing obligations, including obligations which may be held by the Connecticut Fund. The following section provides only a brief summary of the complex factors affecting the financial situation in Connecticut and is based on information publicly available on the date of this SAI. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of local issuers may be unrelated to the creditworthiness of the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by the State.

State Economy

         General. Connecticut is a highly developed and urbanized state. It is situated directly between the financial centers of Boston and New York City. Connecticut is located on the northeast coast and is the southernmost of the New

                                      1-25

England States. It is bordered by Long Island Sound, New York, Massachusetts and Rhode Island. More than one quarter of the total population of the United States and more than 50% of the Canadian population live within 500 miles of the State. The State's population grew at a rate which exceeded the United States' rate of population growth during the period from 1940 to 1970, and slowed substantially during the past three decades. The State has extensive transportation and utility services to support its economy.

         Connecticut's economic performance is measured by personal income, which has been and is expected to remain among the highest in the nation; gross state product (the market value of all final goods and services produced by labor and property located within the State), which demonstrated stronger output growth than the nation in general during the 1980s, slower growth for a few years in the early 1990s, and steadily increasing growth during the rest of the 1990s; employment, which fell during the early 1990s but rose steadily during the rest of the decade to a level above that experienced in the early 1990s; and the unemployment rate, which is lower than the regional and national rate.

         Defense Industry. One important component of the manufacturing sector in Connecticut is the defense industry. Approximately one quarter of the State's manufacturing employees are employed in defense related business. Nonetheless, this sector's significance in the State's economy has declined considerably. Connecticut has witnessed a marked reduction in the amount of federal spending earmarked for defense related industries in the State. In fiscal year 2001, however, Connecticut received $4.3 billion of prime contract awards, an increase of 96.1% over 2000. These total awards accounted for 3.2% of national total awards and ranked tenth in total defense dollars awarded and third in per capita dollars awarded among the 50 states. In fiscal year 2001, Connecticut had $1,247 in per capita defense awards, compared to the national average of $475. As measured by a three year moving average of defense contract awards as a percent of Gross State Product, awards to Connecticut based firms have fallen to 2.0% of Gross State Product in fiscal year 2001, down from 4.0% of Gross State Product in fiscal year 1992. The increase in 2001 was primarily due to higher awards for naval ships and helicopters.

State Budgetary Process

         Balanced Budget Requirement. In November 1992, State electors approved an amendment to the State Constitution providing that the amount of general budget expenditures authorized for any fiscal year shall not exceed the estimated amount of revenue for such fiscal year. This amendment also provides a framework for a cap on budget expenditures. The General Assembly is precluded from authorizing an increase in general budget expenditures for any fiscal year above the amount of general budget expenditures authorized for the previous fiscal year by a percentage which exceeds the greater of the percentage increase in personal income or the percentage increase in inflation, unless the Governor declares an emergency or the existence of extraordinary circumstances and at least three-fifths of the members of each house of the General Assembly vote to exceed such limit for the purposes of such emergency or extraordinary circumstances. The constitutional limitation on general budget expenditures does not include expenditures for the payment of bonds, notes or other evidences or indebtedness. There is no statutory or constitutional prohibition against bonding for general budget expenditures.

         The State Supreme Court has ruled that the provisions of the constitutional budget cap require the passage of additional legislation by a three-fifths majority in each house of the General Assembly, which has not yet occurred. In the interim, the General Assembly has been following a provision of the Connecticut General Statutes, which contains the same budget cap as the constitutional amendment. In addition to the exclusion of debt service from the budget cap, this statute also excludes statutory grants to distressed municipalities, expenditures to implement federal mandates and court orders in the first fiscal year in which such expenditures are authorized, and payments from surplus for certain debt retirement and additional state employee pension contributions.

         Biennium Budget. The State's fiscal year begins on July 1 and ends June
30. The Connecticut General Statutes require that the budgetary process be on a biennium basis. The Governor is required to transmit a budget document in February of each odd-numbered year setting forth the financial program for the ensuing biennium with a separate budget for each of the two fiscal years and a

                                      1-26
report which sets forth estimated revenues and expenditures for the three fiscal years after the biennium to which the budget document relates. In each even-numbered year, the Governor must prepare a report on the status of the budget enacted in the previous year with any recommendations for adjustments and revisions, and a report, with revisions, if any, which sets forth estimated revenues and expenditures for the three fiscal years after the biennium in progress.

         Line Item Veto. Under the State Constitution, the Governor has the power to veto any line of any itemized appropriations bill while at the same time approving the remainder of the bill. A statement identifying the items so disapproved and explaining the reasons therefore must be transmitted with the bill to the Secretary of the State and, when in session, the General Assembly. The General Assembly may separately reconsider and repass such disapproved appropriation items by a two-thirds vote of each house.

State General Fund

         The State finances most of its operations through its General Fund. However, certain State functions, such as the State's transportation budget, are financed through other State funds.

         The State Constitution provides that any resulting unappropriated surplus shall be used to fund a budget reserve fund, to reduce bonded indebtedness or for any other purpose authorized by at least three-fifths of each house of the General Assembly. The Connecticut General Statutes provide that the Treasurer shall transfer any unappropriated surplus in the General Fund to a budget reserve fund, unless otherwise directed by law. When the amount in the budget reserve fund in any fiscal year equals 7% of the net General Fund appropriations, no further transfers shall be made by the Treasurer.

         As of June 30, 2002, the balance in the budget reserve fund was $594.7 million. However, the entire budget reserve fund balance was applied to partially offset a fiscal year 2002 General Fund deficit of $817.1 million (unaudited) leaving a zero balance in the budget reserve fund. In the past, surplus moneys in excess of amounts transferred to the budget reserve fund have been held or applied to provide for the retirement of outstanding indebtedness or for debt avoidance.

State Budget for Fiscal Years 2003-2004 and 2004-2005

         The Governor's original General Fund budget proposal for fiscal year 2003-2004, released in March 2003, assumed revenues of $12,477.0 million and appropriations of $12,476.5 million, resulting in a projected surplus of $0.5 million. For fiscal year 2004-2005, the Governor's budget proposal assumed revenues of $13,026.7 million and appropriations of $13,026.4 million, resulting in a projected surplus of $0.3 million.

         The Governor's budget proposal assumed the following more significant revenue changes and the revenue changes estimated for, respectively, fiscal year 2003-2004 and fiscal year 2004-2005: reduction of the $500 property tax credit to $400, estimated to bring in $68.0 million and $69.4 million; phase-out of the $100 minimum property tax credit for $12.0 million and $12.2 million; elimination of the hospital sales tax at a cost of $115.7 million and $116.4 million; imposing a 10% corporation tax surcharge for income year 2004, estimated at $22.8 million and $12.3 million; increasing the real estate conveyance tax rates for $25 million each year; deferring the inheritance tax phase-down for two years at $11.0 million and $26.0 million; and a number of fund transfers totaling $156.5 million and $226.5 million.

         The Governor's budget proposal assumed the following significant expenditure changes for fiscal year 2003-2004: a debt service increase of $203.4 million, due partly to the fiscal year 2001-2002 deficit financing; an estimated $132.1 million in savings from an early retirement incentive program; a savings of $83.2 million from elimination of the state administered general assistance program; and an increase of $63.9 million in Medicaid spending. For fiscal year 2004-2005, more significant expenditure changes include: an increase in debt service of $158.8 million, again due in large part to deficit financing for fiscal year 2001-2002; an increase of $154.3 million due to various programmatic

                                      1-27
and expenditure changes in Medicaid; and savings of $58.9 million from elimination of funding for unsettled collective bargaining contracts.

         Pursuant to Article XXVIII of the Amendments to the Constitution of the State of Connecticut and Section 2-33a of the Connecticut General Statutes, the Governor's biennial budget proposal for fiscal 2003-2004 remained $333.0 million below the expenditure cap and for fiscal 2004-2005, $65.6 million below the expenditure cap.

         The Governor's original proposed budget also included a net increase in general obligation bond authorizations of $799.8 million to take effect in fiscal 2003-2004 and $950.7 million to take effect in fiscal 2004-2005. These increases are in addition to $100 million in fiscal 2003-2004 and $100 million in fiscal 2004-2005 that are existing UCONN authorizations which take effect in such fiscal years. Recommended revenue bond authorizations would not increase in fiscal 2003-2004 nor in fiscal 2004-2005. In addition, special transportation bond authorizations would increase in fiscal 2003-2004 by $242.7 million and in fiscal 2004-2005 by $195 million.

         On May 23, 2003, the Governor revised his March budget proposal to reflect appropriations and revenues that were in line with reduced revenue growth.

         As of July 25, 2003, State budgets had not been adopted for the fiscal years 2003-2004 or 2004-2005. By June 30, 2003, the Connecticut General Assembly was legally obligated to pass a balanced budget for the fiscal year 2003-2004. Budgets for these fiscal years were not enacted because the two State budgets approved by the General Assembly were vetoed by the Governor on May 16, 2003 and June 13, 2003, respectively. On July 1, 2003, the Governor also vetoed a "mini-budget" (for the period from July 1, 2003 through July 14, 2003) proposed by the General Assembly to address the State's short-term financial needs. Since July 1, 2003, the Governor signed Executive Orders to continue the operations of the State. Budget deliberations and negotiations between the Governor and the General Assembly are continuing.

State Debt

         Constitutional Provisions. The State has no constitutional limit on its power to issue obligations or incur debt other than it may borrow only for public purposes. There are no reported court decisions relating to State bonded debt other than two cases validating the legislative determination of the public purpose for improving employment opportunities and related activities. The State Constitution has never required a public referendum on the question of incurring debt. Therefore, State statutes govern the authorization and issuance of State debt, including the purpose, amount and nature thereof, the method and manner of the incidence of such debt, the maturity and terms of repayment thereof, and other related matters.

         Types of State Debt. Pursuant to various public and special acts, the State has authorized a variety of types of debt. These types fall generally into the following categories: direct general obligation debt, which is payable from the State's General Fund; special tax obligation debt, which is payable from specified taxes and other funds which are maintained outside the State's General Fund; and special obligation and revenue debt, which is payable from the specified revenues and other funds which are maintained outside the State's General Fund. In addition, the State has a number of programs under which the State is contingently liable on the debt of certain State quasi-public agencies and political subdivisions.

         Statutory Authorization and Security Provisions for State Direct General Obligation Debt. In general, the State issues general obligation bonds pursuant to specific statutory bond acts and Section 3-20 of the Connecticut General Statutes, the State general obligation bond procedure act. That act provides that such bonds shall be general obligations of the State and that the full faith and credit of the State are pledged for the payment of the principal

                                      1-28
of and interest on such bonds as the same become due. Such act further provides that, as part of the contract of the State with the owners of such bonds, appropriation of all amounts necessary for the punctual payment of such principal and interest is made, and the Treasurer shall pay such principal and interest as the same become due. As of November 1, 2002, there was $8,973.7 million of direct general obligation bond indebtedness outstanding.

         There are no State Constitutional provisions precluding the exercise of State power by statute to impose any taxes, including taxes on taxable property in the State or on income, in order to pay debt service on bonded debt now or hereafter incurred. The constitutional limit on increases in General Fund expenditures for any fiscal year does not include expenditures for the payment of bonds, notes or other evidences of indebtedness. There are also no constitutional or statutory provisions requiring or precluding the enactment of liens on or pledges of State General Fund revenues or taxes, or the establishment of priorities for payment of debt service on the State's general obligation bonds. There are no express statutory provisions establishing any priorities in favor of general obligation bondholders over other valid claims against the State.

         Statutory Debt Limit for State Direct General Obligation Debt. Section 3-21 of the Connecticut General Statutes provides that no bonds, notes or other evidences of indebtedness for borrowed money payable from General Fund tax receipts of the State shall be authorized by the General Assembly or issued except as shall not cause the aggregate amount of (1) the total amounts of bonds, notes or other evidences of indebtedness payable from General Fund tax receipts authorized by the General Assembly but which have not been issued and
(2) the total amount of such indebtedness which has been issued and remains outstanding, to exceed 1.6 times the total estimated General Fund tax receipts of the State for the fiscal year in which any such authorization will become effective or in which such indebtedness is issued, as estimated for such fiscal year by the joint standing committee of the General Assembly having cognizance of finance, revenue and bonding. However, in computing the aggregate amount of indebtedness at any time, there shall be excluded or deducted revenue anticipation notes having a maturity of one year or less, refunded indebtedness, bond anticipation notes, borrowings payable solely from the revenues of a particular project, the balances of debt retirement funds associated with indebtedness subject to the debt limit as certified by the Treasurer, the amount of federal grants certified by the Secretary of the Office of Policy and Management as receivable to meet the principal of certain indebtedness, all authorized and issued indebtedness to fund any budget deficits of the State for any fiscal year ending on or before June 30, 1991 and for the fiscal year ending June 30, 2002, all authorized debt to fund the Connecticut Development Authority's tax increment bond program, and any indebtedness represented by agreements entered into pursuant to certain provisions of the Connecticut General Statutes, provided the indebtedness in connection with which such agreements were entered into shall be included in such aggregate amount of indebtedness. For purposes of the debt limit statute, all bonds and notes issued or guaranteed by the State and payable from General Fund tax receipts are counted against the limit, except for the exclusions or deductions described above. In addition, under Public Act No. 95-230 and Public Act No. 02-3, the amount of authorized but unissued debt for UConn 2000 and UConn 21st Century programs is limited to the amount permitted to be issued under the cap.

         Under the Connecticut General Statutes, the Treasurer is required to compute the aggregate amount of indebtedness as of January 1 and July 1 each year and to certify the results of such computation to the Governor and the General Assembly. If the aggregate amount of indebtedness reaches 90% of the statutory debt limit, the Governor shall review each bond act for which no bonds, notes or other evidences of indebtedness have been issued, and recommend to the General Assembly priorities for repealing authorizations for remaining projects. As of November 1, 2002, the State's aggregate indebtedness was below 90% of the statutory debt limit.

         Ratings. The State's most recent general obligation bond issue (May 5, 2003) was rated Aa2 by Moody's Investors Service, Inc., AA by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies, Inc. and AA by Fitch, Inc. The Moody's and S&P ratings each carried a "negative" credit outlook.
On July 2, 2003 Moody's Investors Service, Inc. downgraded Connecticut's bond rating from Aa2 to Aa3 to reflect changes in the State's overall fiscal health. There can be no assurance that these ratings will remain in effect in the future.

         Obligations of Other State Issuers. The State conducts certain of its operations through State funds other than the State General Fund and, pursuant

                                      1-29
to legislation, may issue debt secured by special taxes or revenues pledged to certain of such funds. In addition, the State is contingently liable or has limited liability, from the resources of the State's General Fund, for payment of debt service on certain obligations of quasi-public State agencies and municipalities of the State. The State has also made commitments to municipalities to make future grant payments for school construction projects, payable over a period of years. In addition, the State has committed to apply moneys for debt service on loans to finance child care facilities and has certain other contingent liabilities for future payments.

Litigation

         The State, its officers and employees, are defendants in numerous lawsuits. The ultimate disposition and fiscal consequences of these lawsuits are not presently determinable. The cases described in this section generally do not include any individual case where the fiscal impact of an adverse judgment is expected to be less than $15 million, but adverse judgments in a number of such cases could, in the aggregate and in certain circumstances, have a significant impact.

         Sheff v. O'Neill is a Superior Court action brought in 1989 on behalf of black and Hispanic school children in the Hartford school district. The plaintiffs sought a declaratory judgment that the public schools in the greater Hartford metropolitan area are segregated de facto by race and ethnicity and are inherently unequal to their detriment. They also sought injunctive relief against state officials to provide them with an "integrated education." On April 12, 1995, the Superior Court entered judgment for the State. On July 9, 1996, the State Supreme Court reversed the Superior Court judgment and remanded the case with direction to render a declaratory judgment in favor of the plaintiffs. The Court directed the legislature to develop appropriate measures to remedy the racial and ethnic segregation in the Hartford public schools. The Supreme Court also directed the Superior Court to retain jurisdiction of this matter. The 1997 General Assembly enacted P.A. 97-290, An Act Enhancing Educational Choices and Opportunities, in response to the Supreme Court decision. In response to a motion filed by the plaintiffs, the Superior Court in 1998 ordered the State to show cause as to whether there has been compliance with the Supreme Court's ruling. In a Memorandum of Decision issued March 3, 1999, the Superior Court found that the State complied with the 1996 decision of the Supreme Court. The Superior Court noted that the plaintiffs failed to allow the State enough time to take additional steps in its remedial process.

         The plaintiffs filed a motion on December 28, 2000 seeking to have the Superior Court, once again, monitor the State's compliance with the State Supreme Court's 1996 decision. A hearing about whether the State was still complying with the Supreme Court's ruling and what order, if any, should issue was scheduled for April 2002. Thereafter, the parties reached a settlement that the legislature and the court have approved. Under the settlement agreement, the State will be obligated, over the next four years to, among other things, open two new magnet schools in the Hartford area each year, substantially increase the voluntary interdistrict busing program in the Hartford area, and work collaboratively with the plaintiffs in planning for the period after the four year duration of the proposed order. The anticipated additional costs of the proposed order over current expenditures, exclusive of school renovation/ construction costs, are approximately $4.5 million in the first year, $9.0 million in the second year, $13.5 million in the third year, and $18.0 million in the fourth year, for a total additional cost of $45.0 million.

         Johnson v. Rowland is a Superior Court action brought in 1998 in the name of several public school students and the Connecticut municipalities in which the students reside, seeking a declaratory judgment that the State's current system of financing public education through local property taxes and State payments to municipalities determined under a statutory Education Cost Sharing ("ECS") formula violates the Connecticut Constitution. Additionally, the suit seeks various injunctive orders requiring the State to, among other things, cease implementation of the present system, modify the ECS formula, and fund the ECS formula at the level contemplated in the original 1988 public act which established the ECS. The municipalities have been dismissed from the action for lack of standing. Trial has now been scheduled for April 2004.

         Hospital Tax Cases. In 1999, several hospitals appealed to the Superior Court from the Commissioner of Revenue Services' denial of their claims for partial refunds of the hospital tax imposed on a hospital's gross earnings and

                                      1-30
for partial refunds of sales tax imposed upon patient care services. The hospitals claim that these taxes should not be imposed with regard to charges for tangible property transferred incidental to the provision of patient care services. Refunds are claimed for the last three years. It is anticipated that other hospitals in the State may bring similar suits. The Superior Court has decided one suit in favor of the State. The decision was appealed to the Connecticut Supreme Court. The appeal to the Supreme Court was heard in January 2003 and is awaiting a decision.

         Carr v. Wilson-Coker is a Federal District Court action brought in 2000 in which the plaintiffs seek to represent a class of certain Connecticut Medicaid beneficiaries. The plaintiffs claim that the Commissioner of the Department of Social Services fails to provide them with reasonable and adequate access to dental services and to adequately compensate providers of dental services. The plaintiffs seek declaratory and injunctive relief, plus attorneys' fees and costs.

         Doe v. State is a Federal District Court action brought in October 2000 on behalf of all juveniles who have been strip searched at the State's juvenile detention centers. The plaintiffs claim that the blanket policy of strip searching all juveniles upon arrival at the detention centers is unconstitutional. The plaintiffs seek damages, declaratory and injunctive relief, plus attorneys' fees and costs. On September 27, 2002, the District Court entered judgment for the defendants after trial. Class certification was denied at the same time. The plaintiffs have appealed both the judgment and the denial of class certification.

         Foreman v. State is a Federal District Court action brought in January 2001 challenging the policy and/or practice of strip searching all adult inmates arriving at correctional centers, including temporary surrenders, regardless of whether there is a reasonable suspicion that the person might be carrying weapons or contraband. The complaint purports to be brought on behalf of a class of similarly situated individuals, and seeks damages, declaratory and injunctive relief, plus attorneys' fees and costs.

         Association for Retarded Citizens of Connecticut, Inc. v. O'Meara is a Federal District Court action brought in October 2001 alleging that the State of Connecticut's Department of Mental Retardation is in violation of applicable Medicaid law and Title II of the Americans with Disabilities Act, along with other federal law, by maintaining a waiting list for Medicaid services of approximately 1600 Medicaid eligible persons. The suit also alleges that the Department of Mental Retardation's placement of persons in quasi-institutional settings, without first allowing them to choose a more integrated community setting, violates federal law. The case seeks mandatory injunctive relief, attorneys' fees and costs. The District Court recently granted plaintiff's motion for class certification and discovery is proceeding.

         While the various cases described in this paragraph involving alleged Indian Tribes do not specify the monetary damages sought from the State, the cases are mentioned because they claim State land and/or sovereignty over land areas that are part of the State of Connecticut. Several suits have been filed since 1977 in the Federal District Court and the Connecticut Superior Court on behalf of alleged Indian Tribes in various parts of the State, claiming monetary recovery as well as ownership to land in issue. Some of these suits have been settled or dismissed. The plaintiff group in the remaining suits is the alleged Golden Hill Paugussett Tribe and the lands involved are generally located in Bridgeport, Trumbull, and Orange. An additional suit has been filed by the alleged Schaghticoke Indian Tribe claiming privately and town held lands in the Town of Kent. The State is not a party to that action. It is possible that other such land claims could be brought by other Indian groups, who have petitioned the Federal Government for Federal recognition. The State has also challenged the decision of the Federal Department of the Interior which allows the Mashantucket Pequot Tribe to add land holdings of the Tribe outside of its reservation to the land held in trust for its benefit by the Department. The added land was not part of the Tribe's original reservation designated under the Federal Settlement Act with the Tribe. The additional land was purchased by the Tribe. The United States Court of Appeals for the Second Circuit has rejected the State's claim that the Federal Settlement Act does not allow the Federal Department of the Interior to take this additional land and add it to the Tribe's reservation land. The Mashantucket Pequot Tribe has withdrawn its application to take the additional lands outside its reservation into trust. Therefore, the case pending before the United States District Court has been dismissed as moot. In June 2002, the Federal Bureau of Indian Affairs issued a final determination granting federal recognition to the Historic Eastern Pequot tribe. The State has appealed that decision to the Court of Appeals. If federal recognition is upheld, the tribe could institute land claims against the State or others.

         Pratt & Whitney Division of UTC v. Commissioner of Revenue Services and Hamilton Standard Division of UTC v. Commissioner of Revenue Services are both cases in the Connecticut Superior Court. They involve sales and use tax refund claims by the plaintiffs, who argue that the materials, tools, machinery and equipment used by them in conducting research and development as aircraft manufacturers in an aircraft manufacturing facility with respect to aircraft parts and components qualify for an exemption from sales and use tax under Connecticut General Statutes Section 12-412 (78). The trial court bifurcated liability from the damages portion of the case, and on July 3, 2002 entered summary judgment for the plaintiffs on their claims. The case now proceeds to the damages phase. The claims cover the tax years April 1, 1995 through December 31, 1998, and July 1, 1993 through June 30, 1997, respectively. The decision could also affect other tax years.

         Seymour v. Region One Board of Education is a case in which the plaintiff property owners in Canaan claim that Section 10-51(b) of the Connecticut General Statutes, which sets out the cost allocation formula for towns comprising regional school districts, denies Canaan taxpayers equal protection because Canaan is one of the poorest towns in the district. Since all towns in the district pay the same per pupil charge, the plaintiffs allege that they must bear an inequitable tax burden. They seek to enjoin the present statutorily-mandated system and to have the Court order the regional board to devise a formula more favorable to them. The Superior Court dismissed the case as nonjusticiable, but the Connecticut Supreme Court reversed and remanded. The case remains pending.

         State Employees Bargaining Agent Coalition v. Rowland is a Federal District Court case in which a purported class of laid off State employees have sued the Governor and the Secretary of the Office of Policy and Management alleging that they were laid off in violation of their constitutional rights. The plaintiffs claim back wages, damages, attorneys fees and costs.

         Rabin v. Wilson-Coker is a purported class action filed in the United States District Court pursuant to 42 U.S.C. section 1983 in which the plaintiffs assert that the defendant Commissioner of the Department of Social Services has violated federal law by implementing Public Act No. 03-02, which limits eligibility for Medicaid benefits under Connecticut's Husky A for Families coverage program to individuals with income of up to 100% of the federal poverty level. State law previously provided such benefits to individuals with income of up to 150% of the federal poverty level. The plaintiffs specifically claim that the Commissioner provided defective notices, that the plaintiffs were deprived of due process, and they are entitled to a continuation of benefits for a longer period of time than the state Act provides. The number of individuals alleged to be affected is approximately 30,000. On March 31, 2003, the Court issued a temporary restraining order enjoining the Commissioner from terminating the plaintiffs' continued receipt of Medicaid benefits under the Husky A for Families program unless and until they are given notice that complies with applicable law.

Local Government Debt

         General. Numerous governmental units, cities, school districts and special taxing districts, issue general obligation bonds backed by their taxing power. Under the Connecticut General Statutes, such entities have the power to levy ad valorem taxes on all taxable property without limit as to rate or amount, except as to certain classified property such as certified forest land taxable at a limited rate and dwelling houses of qualified elderly persons of low income or qualified disabled persons taxable at limited amounts. Under existing statutes, the State is obligated to pay to such entities the amount of tax revenue which it would have received except for the limitation on its power to tax such dwelling houses.

         Payment of principal and interest on such general obligations is not limited to property tax revenues or any other revenue source, but certain revenues may be restricted as to use and therefore may not be available to pay debt service on such general obligations.

         Local government units may also issue revenue obligations, which are supported by the revenues generated from particular projects or enterprises.

                                      1-32

         Debt Limit. Pursuant to the Connecticut General Statutes, local governmental units are prohibited from incurring indebtedness in any of the following categories if such indebtedness would cause the aggregate indebtedness in that category to exceed, excluding sinking fund contributions, the multiple for such category times the aggregate annual tax receipts of such local governmental unit for the most recent fiscal year ending prior to the date of issue:

DEBT CATEGORY                                                                   MULTIPLE

(i)      all debt other than urban renewal projects, water pollution control projects, school building projects
         and funding of an unfunded past benefit obligation                     2 1/4
(ii)     urban renewal projects                                                 3 1/4
(iii)    water pollution control projects                                       3 3/4
(iv)     school building projects                                               4 1/2
(v)      funding of an unfunded past pension benefit obligation                 3
(vi)     total debt, including (i), (ii), (iii), (iv) and (v) above             7


                  ADDITIONAL INFORMATION CONCERNING NEW JERSEY

New Jersey Municipal Securities

         The financial condition of the State of New Jersey (State), its public and its local governments, could affect the market values and marketability of, and therefore the net asset value per share and the interest income of New Jersey Municipal Money Market Fund, or result in the default of existing obligations, including obligations which may be held by the Fund. The following section provides only a brief summary of the complex factors affecting the financial situation in New Jersey and is based on information obtained from New Jersey, certain of its authorities and certain other localities within the State, as publicly available on the date of this SAI. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of New Jersey, and that there is no obligation on the part of New Jersey to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by New Jersey.

Economic Factors

         New Jersey is the ninth largest state in population and the fifth smallest in land area. According to the United States Bureau of the Census and the Department of Labor, the population of New Jersey was 7,170,000 in 1970, 7,365,000 in 1980, 7,730,000 in 1990 and 8,414,350 in 2000. Historically, New
Jersey's average per capita income has been well above the national average, and in 2000 the State ranked third among the states in per capita personal income ($36,983).

         The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. The extensive facilities of the Port Authority of New York and New Jersey, the Delaware River Port Authority and the South Jersey Port Corporation across the Delaware River from Philadelphia augment the air, land and water transportation complex which has influenced much of the State's economy. The State's central location in the northeastern corridor, the transportation and port facilities and proximity to New York City make the State an attractive location for corporate headquarters and international business offices.

         While New Jersey's economy continued to expand during the late 1980s, the level of growth slowed considerably after 1987. By the beginning of the national recession in July 1990 (according to the National Bureau of Economic Research), construction activity had already been declining in New Jersey for nearly two years, growth had tapered off markedly in the service sectors and the

                                      1-33
long-term downward trend of factory employment had accelerated, partly because of a leveling off of industrial demand nationally. The onset of recession caused an acceleration of New Jersey's job losses in construction and manufacturing, as well as an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities and trucking and warehousing. The net effect was a decline in the State's total non-farm wage and salary employment, according to the U.S. Dept. of Labor, from a peak of 3.69 million in 1989 to a low of 3.46 million in 1992. This low has been followed by an employment gain, reaching 4.03 million in April 2001. The New Jersey Department of Labor reports that employment stood at 4.00 million in April 2003.

         The annual average jobless rate has fallen from 8.5 percent in 1992, to
5.1 percent in 1997, to 4.6 percent in 1998, reaching an estimated 4.5% in 1999. In March 2000, the State's unemployment rate reached a ten year low at 3.6%. In March 2003, the unemployment rate was 5.9%.

         The New Jersey Department of Labor reports that for March 2003, on a seasonally adjusted basis, private non-farm employment was down 0.16% to 3.38 million from March 2002.

         Conditions have slowly improved in the construction industry, where employment has risen since its low in May 1992. Between 1992 and 1996, this sector's hiring rebound was driven primarily by increased homebuilding and nonresidential projects. During 1996 and early 1997, public works projects and homebuilding became the growth segments while nonresidential construction lessened but remained positive. Construction employment, after falling from 163,400 in 1987 to 110,200 in 1992, has recovered to a level of 165,700 in March 2003.

         In the manufacturing sector, employment losses have continued during the past fifteen years. Total manufacturing employment in New Jersey was 451,500 in 2001, 372,000 in March 2002, and 360.0 in March, 2003.

         Looking forward, the New Jersey Department of Labor projects that the State's non-farm employment growth will occur almost exclusively in the service industries, such as transportation, communications, utilities, wholesale and retail trade, financial services, insurance, real estate and public education. The State projects continuing slow decline in manufactured goods employment.

State Finances

         The State operates on a fiscal year beginning July 1 and ending June
30. For example, "Fiscal Year 2003" refers to the State's fiscal year beginning July 1, 2003 and ending June 30, 2004.

         The General Fund is the fund into which all State revenues not otherwise restricted by statute are deposited and from which appropriations are made. The largest part of the total financial operations of the State are accounted for in the General Fund. Revenues received from taxes, most Federal revenue and certain miscellaneous revenue items are recorded in the General Fund. The Appropriations Act provide the basic framework for the operation of the General Fund. Undesignated Fund Balances are available for appropriation in succeeding fiscal years. There have been positive Undesignated Fund Balances in the General Fund at the end of each year since the State Constitution was adopted in 1947.

         The estimates for Fiscal Year 2003 and Fiscal Year 2004 reflect the amounts contained in the Governor's Fiscal Year 2004 Budget Message delivered on February 4, 2003.

         General Fund beginning balances for Fiscal Years 2003 and 2004 are projected to be $292.3 million and $100.0 million, respectively. Total Undesignated Fund balances for Fiscal Years 2003 and 2004 are projected to be $292.3 million and $101.5 million, respectively.

Fiscal Years 2003 and 2004 State Revenue Estimates

         The current estimate of $23.2 billion in total fiscal 2003 revenue is $86 million less than when the Acting Governor certified revenues in June 2002.

                                      1-34

         The three largest taxes, Gross Income, Sales and Use, and Corporation Business, account for 69% of total revenues and are expected to yield $14.94 billion.

         Sales and Use Tax. The Sales and Use Tax is estimated to generate $6.0 billion in fiscal 2003, virtually unchanged from the level collected last year, which included $89 million in net amnesty revenue. Adjusting for amnesty, the State anticipates a 2.0% base growth compared to the 4.9% rate originally projected. This is slightly weaker than the 2.9% base growth experienced in fiscal 2002. The estimate was lowered as the expected economic recovery stalled in the second half of 2002 as a result of new weakness in the financial markets, and rising consumer and business concern over geopolitical risks. Consumer confidence stabilized in the first quarter after declining significantly in 2001 and began improving in the second quarter before dropping 30 points between May and December 2002.

         The forecasted $6.29 billion for fiscal 2004 Sales Tax revenues is an increase of $289 million, or 4.8%, compared to revised fiscal 2003 revenue. This reflects an expectation of continued improvement in the underlying economic fundamentals during fiscal 2004. The favorable low-interest environment is expected to sustain consumer spending. Improved earnings and growth prospects are expected to encourage more business investment by mid-2003.

         Gross Income Tax. The Gross Income Tax (GIT) forecast for fiscal 2003 is revised down to $6.97 billion, a decrease of $332 million compared to the June 2002 certified revenue estimate. This represents a 1.6% base growth rather than the 6.5% anticipated in June 2002. Employer withholdings are expected to grow by about 1% in calendar year 2002. This is better than the 3% decline of 2001 but still weaker than anticipated in June. The delayed economic recovery in the second half of 2002 and continued uncertainty in the financial markets account for the decline.

         The fiscal 2004 forecast of $7.49 billion is an increase of $528 million, or 7.6%, over revised fiscal 2003 revenue. This is a reflection of the anticipated economic recovery by the second half of 2003 and continuation into 2004. New Jersey Total Income, which is the tax base, is expected to drop by 6.2% in calendar year 2001 after experiencing a record 10.8% growth in 2000. In calendar years 2002 and 2003, the tax base is projected to grow at 1.2% and 4.3%, respectively. Growth is projected to match the forecasted personal income growth rates of 4.5% to 4.8% in 2004 and beyond. This compares to a 1991-99 average annual growth of 5.4%. The amount of income on tax returns reporting over $100,000 in total income, which grew at an 18% average annual rate (1995-2000), fueled the GIT revenue growth since 1995. It is expected to decline by 11.1% in 2001 after spiking at 19.9% in 2000, and rebound to 1.2% growth in 2002 and stabilize in the 7% range beyond 2002 as the economy recovers.

         Corporation Business Tax. The Corporation Business Tax (CBT) is revised up by $152 million to $1.98 billion for fiscal 2003. This represents an 86.7% growth compared to the 72.3% anticipated in June.

         The fiscal 2004 CBT revenue forecast of $1.82 billion represents a decrease of $152 million (or 7.7%), compared with revised fiscal 2003 revenue. This assumes an underlying growth of 3.5% in gross payments and refund growth of 10% in fiscal 2004. It also adjusts for the onetime nature of several fiscal 2003 provisions including the retro-active element of the tax year 2002 reforms and the acceleration of the third estimated payment for 2003 for selected large taxpayers.

         General Considerations. Estimated receipts from State taxes and revenues, including the three principal taxes set forth above, are forecasts based on the best information available at the time of such forecasts. Changes in economic activity in the State and the nation, consumption of durable goods, corporate financial performance and other factors that are difficult to predict may result in actual collections being more or less than forecasted.

         Should revenues be less than the amount anticipated in the budget for a fiscal year, the Governor may, pursuant to statutory authority, prevent any expenditure under any appropriation. There are additional means by which the Governor may ensure that the State is operated efficiently and does not incur a deficit. No supplemental appropriation may be enacted after adoption of an appropriations act except where there are sufficient revenues on hand or

                                      1-35
anticipated, as certified by the Governor, to meet such appropriation. In the past when actual revenues have been less than the amount anticipated in the budget, the Governor has exercised his plenary powers leading to, among other actions, implementation of a hiring freeze for all State departments and the discontinuation of programs for which appropriations were budgeted but not yet spent. Under the State Constitution, no general appropriations law or other law appropriating money for any State purpose may be enacted if the amount of money appropriated therein, together with all other prior appropriations made for the same fiscal year, exceeds the total amount of revenue on hand and anticipated to be available for such fiscal year, as certified by the Governor.


                   ADDITIONAL INFORMATION CONCERNING NEW YORK

General

         New York State ("New York" or the "State") is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

         New York economy suffered more than the nation as a whole during the recent recession, due to the September 11, 2001 devastation of downtown New York City and the importance of the finance and tourism industries to the State economy. Total State employment is expected to rise 0.7 percent in 2003, following a decline of 1.6 percent for 2002. Private sector employment is expected to rise 0.9 percent in 2003, following a decline of 2.1 percent for 2002. Bonus payments paid to financial services workers have been reduced significantly due to the recession and the steep decline in the stock market. On a calendar year basis, bonuses are estimated to have fallen 23.0 percent for 2002, followed by a 10.2 percent decline projected for 2003. In the aftermath of the bursting of the stock market bubble, it is expected that for the next two years bonuses in the finance and insurance sector will remain at about one-half of their 2001 peak level. Wages are expected to rise 2.3 percent in 2003, following a decline of 3.2 percent for 2002. Total State personal income is projected to increase 3.1 percent in 2003.

         The risks to the New York forecast are substantial. There are significant risks that could adversely affect the U.S. economic recovery or perhaps even derail it and put the nation back into recession. One of the risks is another terrorist attack, or series of attacks, that could lead to a steep decline in consumer confidence and spending, as well as a postponement of investment plans by businesses. Instability in the Middle East also carries the potential to affect consumer sentiment, business confidence, and oil prices. Financial sector activity also remains a large risk to the New York forecast. Continued weakness in this sector would have a deleterious impact on the State's prospects for economic recovery, while a sharp improvement in profits for the financial industry would likely have a significant beneficial impact on the State's economy.

Fiscal Year 2002-03

         In the revised 2002-03 Financial Plan dated February 28, 2003 (the "February Financial Plan"), the State projected a 2002-03 budgetary imbalance of $2.4 billion in the General Fund attributable primarily to a projected revenue shortfall of $2.2 billion. The State achieved $700 million in administrative savings during the 2002-03 fiscal year to reduce the imbalance to $1.7 billion.

                                      1-36

To help close the remaining projected 2002-03 imbalance, improve the State's cash flow position, and reduce the projected budget gaps in 2003-04 and 2004-05, the Governor proposed selling a portion of the State's future share of tobacco settlement payments to a statutorily created, bankruptcy-remote corporation. Under the Governor's plan, the State would have received $1.9 billion in revenues from the sale in 2002-03, $1.9 billion in 2003-04, and $400 million in 2004-05.

         However, the State Legislature did not enact legislation authorizing the tobacco settlement sale during 2002-03. Therefore, to eliminate the remaining $1.7 billion imbalance in 2002-03 and maintain reserves at a level consistent with the February Financial Plan, the State implemented a contingency plan in which it deferred $1.9 billion in planned spending to 2003-04. After these actions, the State ended the 2002-03 fiscal year with available General Fund cash resources of $1.01 billion (including $710 million in the State's Tax Stabilization Reserve Fund - the "rainy day" reserve), $10 million above the February Financial Plan projection of $1.0 billion. The positive variance was due to slower-than-projected spending from the Community Projects Fund that supports legislative member items.

Fiscal Year 2003-04

         In connection with the February Financial Plan, the Division of the Budget ("DOB") projected revenues to be received in the 2003-04 fiscal year. On March 10, 2003, the Governor and legislative leaders reached consensus on the revenue forecast for 2002-03 and 2003-04 and it was agreed that the revenue estimates contained in the 2003-04 Executive Budget (as amended) and the economic forecast supporting the estimates were reasonable and would serve as the basis for budget deliberations. Such projections included the following:

         Personal income tax collections for 2003-04 were projected to reach $15.25 billion, a decrease of $1.93 billion (11.2 percent) from 2002-03 due largely to two factors: a $791 million increased Revenue Bond Tax Fund deposit; and a $1.29 billion lower contribution from the Refund Reserve account.

         User tax and fee receipts in 2003-04 were estimated to rise by $456 million, to $7.51 billion. This reflected the impact of $309 million in revenue gains from legislation proposed by the Governor. Adjusted for these proposals, the underlying growth rate was estimated at 2.1 percent. Growth in disposable income, combined with modest employment gains, produced a projected increase in the base of 4.3 percent for 2003-04.

         Business taxes in 2003-04 were projected to total $3.68 billion -- $160 million above 2002-03 estimates. Corporation and utility tax receipts in 2003-04 were projected to total $805 million, a decrease of $63 million from 2002-03. This decrease was primarily due to continued stagnation in telecommunications related receipts, and further rate reductions in the utility sector. Corporate franchise receipts were projected to increase by $56 million to $1.59 billion in 2003-04, resulting from improved corporate profitability, offset by the impact of enacted tax reductions.

         Bank taxes in 2003-04 were projected to be $468 million -- $19 million above estimates for 2002-03, reflecting a modest rebound in bank earnings. Net collections from insurance taxes were projected at $818 million, an increase of $148 million from 2002-03, due largely to the proposed law change restructuring the insurance tax.

         Miscellaneous receipts for 2003-04 were estimated at $3.54 billion, a decrease of $547 million from 2002-03. Tobacco proceeds were projected to remain flat at $1.90 billion. The decrease of $547 million in other miscellaneous receipts reflected the one-time nature of transactions that added to receipts in 2002-03.

         Estimated General Fund receipts for 2003-04 were projected at $38.19 billion, or $1.75 billion below 2002-03 estimates. After correcting for the Refund Reserve transaction, STAR and Revenue Bond Tax Fund (RBTF) deposits and the impact of tobacco proceeds, General Fund receipts were expected to decrease by $212 million, or less than 1 percent, from 2002-03 estimates. Adjusted total tax receipts were estimated to increase by $816 million or 2.4 percent including increases due to proposed revenue actions of over $500 million. In April, 2003, based on 2002-03 actual results, DOB reduced projected tax receipts by $150 million below the February Financial Plan projections. DOB also noted that the State Comptroller had recommended a level of pension costs for 2003-04 that

                                      1-37
would be approximately $100 million higher than the February Financial Plan estimates.

         On March 31, 2003, the State Legislature enacted appropriations for all State-supported, contingent contractual, and certain other debt service obligations for the entire 2003-04 fiscal year. However, the State failed to take final action on all other Executive Budget recommendations by April 1, 2003, the start of the 2003-04 fiscal year. Interim budget legislation was enacted on and after March 31, 2003 that extended certain revenue-raising authority and made interim appropriations for State personal service costs, various grants to local governments, and other necessary items.

         On April 29, 2003, the State Legislature began to amend and enact various appropriations for the support of government. The Governor vetoed significant portions of these appropriations as amended by the Legislature. The Legislature overrode the Governor's vetoes.

         On May 1, 2003, DOB released a preliminary analysis of the 2003-04 budget provisions being adopted by the legislature. The analysis shows the preliminary multi-year financial plan impact of the Legislature's additions to the 2003-04 Executive Budget, assesses the value of the legislative resources proposed to finance these additions, and provides the resultant impact on the State's financial condition. The values presented in DOB's analysis are on a cash basis of accounting, and are based upon the information contained in the appropriation and related legislation as amended by the Legislature as of the date of the analysis. The following material is based on DOB's analysis and the information contained therein has not been independently verified. There can be no assurance that actual results will not differ materially and adversely from projections contained in DOB's analysis, or that the enacted Financial Plan for the 2003-04 fiscal year will not differ materially from the projections contained in DOB's analysis.

         DOB estimated the provisions enacted by the Legislature will generate $1.63 billion in additional revenue for 2003-04. Such provisions include an income tax surcharge, a sales tax rate increase and delaying certain payments until 2004-05. However, according to DOB, these revenues are offset by $2.4 billion in additional spending in various program areas.

         DOB's analysis showed the General Fund disbursements and transfers to other funds are projected to total $40.8 billion in 2003-04, an increase of $1.3 billion (3.3 percent) from the 2002-03 actual disbursements adjusted for temporary spending delays. The annual increase in spending is primarily the result of $2.6 billion in legislative adds and $100 million in new pension costs, offset by approximately $390 million made available by legislative action including the Legislature's proposal to roll Tuition Assistance and Medicaid program spending out of 2003-04 and into early 2004-05.

         General Fund cash flow estimates prepared by DOB show a closing cash balance of $240 million in June 2003 - $575 million below the opening General Fund balance for 2003-04. These low cash balances are projected by DOB to deteriorate further in 2004-05 because of large outyear deficits produced by the Legislature's spending and revenue plan, and because of the one-time cash rolls. DOB predicted that it is likely that potentially significant negative cash balances will occur periodically in 2003-2004. As a result, DOB predicted that it is likely the State will have to delay payments or take other actions to ensure sufficient funds are available to pay its bills.

         According to DOB, the Legislature's budget changes do not fund over $1.6 billion in new costs in the next three years that have arisen since introduction of the Executive Budget in January. In addition, it adds $10.4 billion in spending over the next three years, but identifies only $4.4 billion in new resources to pay for these costs. As a result, according to DOB, the current year has a potential $1.5 billion budget shortfall, and the outyear gaps increase to $5.3 billion in 2004-05 and $7.7 billion in 2005-06. The Legislature believes the that the 2003-04 budget is balanced.

State Debt

                                      1-38

         As of March 31, 2002, the total amount of outstanding general obligation debt was $4.1 billion. The amount of general obligation bonds and bond anticipation notes issued in the 1999-98 through 2001-02 fiscal years (excluding bonds issued to redeem bond anticipation notes and refunding bonds) were $208 million, $219 million, and $211 million, respectively. The State has not yet released information with respect to the actual issuance of State debt during fiscal year 2002-03.

Authorities and Localities

         Metropolitan Transportation Authority ("MTA"). On October 9, 2002, MTA announced plans to effect a corporate restructuring to create five distinct companies under MTA's governance: MTA Subways, MTA Bus, MTA Rail, MTA Bridges and Tunnels, and MTA Capital. This corporate restructuring along business lines is designed to streamline administrative functions and provide each entity with a single transportation focus. The initiative, certain portions of which require legislation to accomplish, is expected to be implemented over a two year time frame dating from the announcement, and will be in compliance with all applicable provisions of the resolutions and laws under which MTA and the Triborough Bridge and Tunnel Authority ("TBTA") issue bonds, notes and other obligations.

         In March 2003, the MTA Board adopted a financial plan for the years 2003 and 2004. The plan includes fare increases and fare policy changes that became effective on May 4, 2003. MTA projects, based on its historical experience with fare increases, that, as a result of such fare increases and independent of other factors that could impact ridership positively or negatively, ridership is expected to decline by approximately 4% during 2003.

         The 2003-2004 Financial Plan is based on a number of assumptions including implementation of the fare and toll increases and cost reductions maintenance of assumed ridership levels on MTA's Transit and Commuter Systems and traffic volumes on TBTA's Facilities and receipt of certain operating and capital assistance from other governmental entities. While MTA believes that its assumptions regarding fare and toll increases, budget cuts, ridership levels, traffic volumes and capital operating assistance are reasonable, there can be no assurance that all cost reductions can be achieved in the amounts and at the times required, that general economic or employment conditions that were adversely affected by the terrorist attack on WTC or weather-related events will not adversely affect ridership levels, traffic volumes or operating costs or that operating and capital assistance will be received in the amounts and at the times required.

         On April 30, 2003, the New York Public Interest Research Group Straphangers Campaign, Inc. filed an action in the Supreme Court of the State of New York for New York County against the MTA and the Transit Authority, seeking among other things, an order of the court preventing the MTA and Transit Authority from implementing the transit fare increase. On May 14, the State Supreme Court ordered the MTA to roll back fares to their previous levels within two weeks of the date of the court order. The MTA has appealed the State Supreme Court's decision.

         New York City. The fiscal health of the State may also be affected by the fiscal health of the City, which continues to receive significant financial assistance from the State. State aid contributes to the City's ability to balance its budget and meet its cash requirements. The State may also be affected by the ability of the City and certain entities issuing debt for the benefit of the City to market their securities successfully in the public credit markets.

         The City, with a population of approximately 7.4 million, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and construction industries accounting for a significant portion of the City's total employment earnings. Additionally, the City is a leading tourist destination. Manufacturing activity in the City is conducted primarily in apparel and printing.

         In the 2000-2001 and 2001-2002 fiscal years (ending June 30), the City's General Fund had operating surpluses of $2.9 billion and $682 million,

                                      1-39
respectively, before discretionary and other transfers, and achieved balanced operating results in accordance with GAAP, after discretionary and other transfers.

         The June 2002 financial plan included gap-closing actions of $4.8 billion that balance the 2002-2003 budget. The 2002-2003 gap-closing program included resources from agency actions and actions to be taken by the federal and State governments and the municipal unions. The 2002-2003 budget also includes $1.5 billion in bond proceeds from the TFA to mitigate a portion of the lost tax revenues related to the attack on the World Trade Center on September 11, 2001.

         The State's Update to the 2002-03 Annual Information Statement dated February 3, 2003 indicates the City released a modification to its four-year financial plan on January 28, 2003, which incorporates changes since the June 2002 financial plan. Compared to the June Plan, the January modification projects significantly lower tax revenues due to the continuing decline in financial services sector profits, and reflect other revised forecasts, such as significantly higher pension costs. The modification also reflects the implementation of an 18.49 percent property tax increase as well as agency actions to reduce planned spending and increase revenues that were included in the November modification.

         The January modification assumes the successful implementation of a program to close projected gaps of approximately $486 million in fiscal year 2002-2003 and $3.4 billion in fiscal year 2003-2004. The modification includes further reductions in planned agency spending, revenue increases, and City proposals that require approval by the State ($1.7 billion) and federal governments ($850 million) and the municipal unions ($600 million). The gap-closing program also assumes a $600 million retroactive payment and an ongoing $92 million payment from the Port Authority of New York and New Jersey for airport leases. The financial plan does not include wage increases for any City employees beyond the current round of collective bargaining and assumes that the Governor's Executive Budget will not reduce the level of State aid assumed in the financial plan.

Litigation

         New York is currently involved in certain litigation where adverse decisions could have a material impact on State finances. Included in this litigation are the following: Campaign for Fiscal Equity, Inc., et al. v. State, et al., where plaintiffs claim that the State's method of determining funding levels for New York City public schools has a disparate impact on plaintiffs in violation of Title VI of the Civil Rights Act of 1964 and does not provide a "sound basic education" as required by the State Constitution; Oneida Indian Nation of New York, where the plaintiff claims that a 250,000 acre area in Madison and Oneida counties was illegally sold to the State in 1795; and Cayuga Indian Nation of New York where the federal District Court granted plaintiffs $211 million in prejudgment interest on 64,000 acres held to be illegally sold to the State in 1795.

                 ADDITIONAL INFORMATION CONCERNING PENNSYLVANIA


         The financial condition of the Commonwealth of Pennsylvania (the "Commonwealth"), its public authorities and its local governments could affect the market values and marketability of, and therefore the net asset value per share and the interest income of the Pennsylvania Municipal Money Market Fund, or result in the default of existing obligations, including obligations which may be held by the Fund. The following section provides only a brief summary of the complex factors that may affect the financial situation in Pennsylvania and is based on information obtained from Pennsylvania, certain of its public authorities and certain other localities within the Commonwealth as publicly available on the date of this SAI. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers might be unrelated to the creditworthiness of Pennsylvania. There is no obligation on the part of Pennsylvania to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by Pennsylvania.


                                   1-40

General

         The Commonwealth of Pennsylvania, the sixth most populous state, historically has been identified as a heavy industry state, although that reputation has changed with the decline of the coal, steel and railroad industries and the resulting diversification of the Commonwealth's industrial composition. The major new sources of growth are in the service sector, including trade, medical and health services, educational and financial institutions. Manufacturing has fallen behind both the service sector and the trade sector as a source of employment in Pennsylvania. The Commonwealth is the headquarters for many major corporations. Pennsylvania's average annual unemployment rate for each year since 1986 has generally not been more than one percent greater or lesser than the nation's annual average unemployment rate. The seasonally adjusted unemployment rate for Pennsylvania for February 2003 was 6.2% and for the United States for February 2003 was 5.8%. The population of Pennsylvania, 12.28 million people in 2001 according to the U.S. Bureau of the Census, represents an increase from the 1988 estimate of 11.85 million. Per capita income in Pennsylvania for 2001 of $30,720 was higher than the per capita income of the United States of $30,472. The Commonwealth's General Fund, which receives all tax receipts and most other revenues and through which debt service on all general obligations of the Commonwealth are made, closed fiscal years ended June 30, 1999, June 30, 2000 and June 30, 2001 with positive fund balances of $2,863 million, $4,264 million and $4,485 million, respectively. The unaudited general fund balance at June 30, 2002 decreased to 3,000 million.

         At the midpoint of fiscal year 2003, economic growth in the nation and the Commonwealth had not achieved the projections used to estimate fiscal year 2003 revenues. Forecasts for the national economy expect slower economic growth rates for the balance of fiscal year 2003 than was used for fiscal year 2003 revenue estimates. Responding to the slower than anticipated growth in the national and Commonwealth economy, the Governor directed that $270 million of fiscal year 2003 General Fund appropriations from Commonwealth revenues be placed in budgetary reserve and be unavailable for encumbrance or expenditure. The Governor also proposed that the General Assembly approve the transfer of $50 million from the Budget Stabilization Reserve Fund to the General Fund as a partial offset of revenue shortfalls. Achieving the financial results budgeted for fiscal year 2003 may be adversely affected by a number of trends and events, including developments in the national and state economy and adverse developments in industries accounting for significant employment and economic production in the Commonwealth.

Debt

         The Commonwealth may incur debt to rehabilitate areas affected by disaster, debt approved by the electorate, debt for certain capital projects (for projects such as highways, public improvements, transportation assistance, flood control, redevelopment assistance, site development and industrial development) and tax anticipation debt payable in the fiscal year of issuance. The Commonwealth had outstanding general obligation debt of $6,059.3 million at June 30, 2002. The Commonwealth is not permitted to fund deficits between fiscal years with any form of debt. All year-end deficit balances must be funded within the succeeding fiscal year's budget. At January 1, 2003, all outstanding general obligation bonds of the Commonwealth were rated AA by S&P and Aa2 by Moody's (see Part 2 of this SAI). There can be no assurance that these ratings will remain in effect in the future. Over the five-year period ending June 30, 2007, the Commonwealth has projected that it will issue notes and bonds totaling $2,644 million and retire bonded debt in the principal amount of $2,629.2 million.

         Certain agencies created by the Commonwealth have statutory authorization to incur debt for which Commonwealth appropriations to pay debt service thereon are not required. As of June 30, 2002, the combined total debt outstanding for all these agencies was $13,821.3 million. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed and is not an obligation of the Commonwealth. Some of these agencies, however, are indirectly dependent on Commonwealth appropriations. The only obligations of agencies in the Commonwealth that bear a moral obligation of the Commonwealth are those issued by the Pennsylvania Housing Finance Agency
(PHFA), a state-created agency which provides housing for lower and moderate income families, and The Hospitals and Higher Education Facilities Authority of Philadelphia (the "Hospital Authority"), an agency created by the City of Philadelphia to acquire and prepare various sites for use as intermediate care facilities for the mentally retarded.

Local Government Debt

                                      1-41

         Numerous local government units in Pennsylvania issue general obligation (i.e., backed by taxing power) debt, including counties, cities, boroughs, townships and school districts. School district obligations are supported indirectly by the Commonwealth. The issuance of non-electoral general obligation debt is limited by constitutional and statutory provisions. Electoral debt (i.e., that approved by the voters) is unlimited. In addition, local government units and municipal and other authorities may issue revenue obligations that are supported by the revenues generated from particular projects or enterprises. Examples include municipal authorities (frequently operating water and sewer systems), municipal authorities formed to issue obligations benefiting hospitals and educational institutions, and industrial development authorities, whose obligations benefit industrial or commercial occupants. In some cases, sewer or water revenue obligations are guaranteed by taxing bodies and have the credit characteristics of general obligations debt.

Litigation

         Pennsylvania is currently involved in certain litigation where adverse decisions could have an adverse impact on its ability to pay debt service. For example, Unisys Corporation v. Commonwealth involves a challenge on constitutional and statutory grounds to the statutory three-factor apportionment formula used for the apportionment of capital stock value in the franchise tax. Northbrook Life Insurance Co. is the lead case in potential litigation with the entire insurance industry that does business in Pennsylvania, in which the Pennsylvania Department of Revenue's application of portions of the Life and Health Guarantee Association Act of 1982 is being challenged. County of Allegheny v. Commonwealth of Pennsylvania involves litigation regarding the state constitutionality of the statutory scheme for county funding of the judicial system. Powell v. Ridge involves a challenge to the Commonwealth's system for funding public schools on the grounds that such system has the effect of discriminating on the basis of race in violation of Title VI of the Civil Rights Act of 1964. The specific litigation matters described above are provided as an example only and do not compromise a complete listing of material ongoing or pending litigation involving the Commonwealth of Pennsylvania, its agencies, subdivisions and instrumentalities.

Other Factors

         The performance of the obligations held by the Fund issued by the Commonwealth, its agencies, subdivisions and instrumentalities are in part tied to state-wide, regional and local conditions within the Commonwealth and to the creditworthiness of certain non-Commonwealth related obligors, depending upon the Pennsylvania Municipal Money Market Fund's portfolio mix at any given time. Adverse changes to the state-wide, regional or local economies or changes in government may adversely affect the creditworthiness of the Commonwealth, its agencies and municipalities, and certain other non-government related obligors of Pennsylvania tax-free obligations (e.g., a university, a hospital or a corporate obligor). The City of Philadelphia, for example, experienced severe financial problems that impaired its ability to borrow money and adversely affected the ratings of its obligations and their marketability. Conversely, some obligations held by the Fund will be almost exclusively dependent on the creditworthiness of one underlying non-government obligor, such as a project occupant or provider of credit or liquidity support.

                                      1-42

                   Statement of Additional Information (SAI)

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

          (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

          (ii) Farmers Home Administration;

          (iii) Federal Home Loan Banks;

          (iv) Federal Home Loan Mortgage Corporation;

          Federal National Mortgage Association; and

          (vi) Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA). The Fund may invest in securities issued by the GNMA, a corporation wholly owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

                                      2-1

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

        Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to the same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

                                      2-2

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Leverage

         The Fund may engage in transactions that create leverage with up to 30% of its net assets in accordance with Evergreen's Leverage Policy. Leverage creates special risks for the Fund which are created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Examples of transactions which create leverage include uncovered mortgage dollar rolls and investments in when-issued securities (see descriptions herein) as well as investing in securities that are issued on a "to-be-announced" basis (commonly referred to as "TBA's") which are purchased prior to their actual issuance. Examples of transactions which are not included in the calculation of the Fund's total leverage-creating transactions are covered dollar rolls and collateralized securities lending in which the collateral received by the Fund is invested in cash equivalents.

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

         Dollar rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of the Fund's borrowings and other senior securities. Investing in dollar rolls creates leverage (unless they are "covered dollar rolls," see description below) and are included in the calculation of the Fund's total leverage-creating transactions. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.


                                      2-3

Covered Dollar Rolls

         The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund's right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities. Covered dollar rolls are not considered to be a transaction that creates leverage and will be excluded from the calculation of the Fund's total leverage-creating transaction.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

                                      2-4

Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.
 As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

                                      2-5

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S. government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.


                                      2-6

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.


                                      2-7

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.


                                      2-8

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund unless the transaction meets certain "bona fide hedging" criteria. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

                                      2-9

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

                                      2-10

Inter-american   Development   Bank  and  World  Bank  (formerly  known  as  the
International Bank for Reconstruction and Development)

         The Fund may be subject to risks associated with obligations of the Inter-american Development Bank and World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriate but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

                                      2-11

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely affect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Sovereign Debt Obligations

         The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of other money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

                                      2-12

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Securities

         The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

                                      2-13

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or
(b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

         A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

                                      2-14

Payment-in-kind Securities

         The Fund may invest in payment-in-kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

                                      2-15

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

                                      2-16

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by borrower default risk and interest rate risk. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

                                      2-17

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

         When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.

Domestic Equity Depositary Receipts

         The Fund may invest in Domestic Equity Depository Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

         Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

         The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by the Fund could result in losses on Domestic Equity Depositary Receipts.

                        PURCHASE AND REDEMPTION OF SHARES

         You may buy shares of the Fund through Evergreen Distributor, Inc.
(EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to seven different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay a front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Evergreen fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         The Fund offers Class A shares with a front-end sales charge applied to your initial investment at the time of purchase. The following is a complete list of the sales charge schedules applicable to purchases of Class A shares:

                                      2-18

                                                     ---------------------------- ----------------- ------------------

Equity Funds                                         Your Investment              As a % of NAV     As a % of your
                                                                                  excluding sales   investment
                                                                                  charge

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------

                                                     Up to $49,999                5.75%             6.10%

                                                      ---------------------------- ----------------- ------------------
                                                      ---------------------------- ----------------- ------------------

                                                     $50,000-$99,999              4.50%             4.71%

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------

                                                     $100,000-$249,999            3.75%             3.90%

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------

                                                     $250,000-$499,999            2.50%             2.56%

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------

                                                     $500,000-$999,999            2.00%             2.04%

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------

                                                      $1,000,000-$2,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------

                                                     $3,000,000-$4,999,999        0.00%             0.00%

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------

                                                     $5,000,000 or greater        0.00%             0.00%

                                                     ---------------------------- ----------------- ------------------

                                                     ---------------------------- ----------------- ------------------

Long-term Bond Funds                                 Your Investment              As a % of NAV     As a % of your
                                                                                  excluding sales   investment
                                                                                  charge

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------

                                                     Up to $49,999                4.75%             4.99%

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------

                                                     $50,000-$99,999              4.50%             4.71%

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------

                                                     $100,000-$249,999            3.75%             3.90%

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------

                                                     $250,000-$499,999            2.50%             2.56%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------

                                                     $500,000-$999,999            2.00%             2.04%

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------

                                                     $1,000,000-$2,999,999        0.00%             0.00%

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------

                                                     $3,000,000-$4,999,999        0.00%             0.00%

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------

                                                     $5,000,000 or greater        0.00%             0.00%

                                                     ---------------------------- ----------------- ------------------

                                                     ---------------------------- ----------------- ------------------

Short-term Bond Funds                                Your Investment              As a % of NAV     As a % of your
                                                                                  excluding sales   investment
                                                                                  charge

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------

                                                     Up to $49,999                3.25%             3.36%

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------

                                                     $50,000-$99,999              3.00%             3.09%

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------

                                                     $100,000-$249,999            2.50%             2.56%

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------

                                                     $250,000-$499,999            2.00%             2.04%

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------

                                                     $500,000-$999,999            1.50%             1.52%

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------

                                                    $1,000,000-$2,999,999        0.00%             0.00%

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------

                                                     $3,000,000 or greater        0.00%             0.00%

                                                     ---------------------------- ----------------- ------------------

         There is no front-end sales charge imposed on Class A shares of Evergreen's money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge. If you purchase Class A shares in the amount of $1 million or more, without a front-end sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end sales charges are imposed on Class A shares purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; and (f) current and retired employees of Wachovia Corporation (Wachovia), and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. In addition, Class A shares may be purchased or offered at NAV for certain investors of acquired funds, including, former Investor share class shareholders of Undiscovered Managers Funds, former shareholders of Grantham, Mayo, Van Otterloo & Co. and former shareholders of America's Utility Fund. These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value (NAV) to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EDI. In addition, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

                                      2-19

Class B Shares

        The Fund offers Class B shares at NAV without a front-end sales charge. However, the Fund may charge a CDSC on shares you redeem based on the following schedule:

REDEMPTION TIME                                                        CDSC RATE
Month of purchase and the first 12-month
period following the month of purchase                                 5.00%
Second 12-month period following the month of purchase                 4.00%
Third 12-month period following the month of purchase                  3.00%
Fourth 12-month period following the month of purchase                 3.00%
Fifth 12-month period following the month of purchase                  2.00%
Sixth 12-month period following the month of purchase                  1.00%
Thereafter                                                             0.00%

         Class B shares that have been outstanding for eight years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

         For a complete description of CDSC, including how the charge is calculated, see "Contingent Deferred Sales Charge" below.

Class C Shares

         The Fund offers Class C shares with a front-end sales charge of 1.00% applied to your initial investment at the time of purchase. The front-end sales charge may be waived under certain circumstances. In addition, the Fund may charge a CDSC on shares you redeem based on the following schedule:

REDEMPTION TIME                                                CDSC RATE
Month of purchase and the first 12-month
period following the month of purchase                         1.00%

Thereafter                                                     0.00%

         For a complete description of CDSC, including how the charge is calculated, see "Contingent Deferred Sales Charge" below.


                                      2-20

         From the time of its initial offer, the Evergreen Ultra Short Bond Fund will waive the 1.00% front-end sales charge on all purchases of Class C shares. This waiver may be removed at any time to reflect the sales charges stated above.

         Class C shares purchased through either an omnibus account with Merrill Lynch Investment Manager, L.P. or any account with Morgan Stanley DW Inc. will not be subject to the 1.00% front-end sales charge and will be charged a 1.00% CDSC if redeemed within 12 months after the month of purchase. Redemptions made thereafter will not be charged a CDSC.

Class I Shares (also referred to as Institutional Shares)

         No CDSC is imposed on the redemption of Class I shares. Class I shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned Class Y shares of an Evergreen Fund,(2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class I shares are offered at NAV without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Class S and Class S1 Shares

         Class S and Class S1 shares of the Evergreen money market funds are offered at NAV without a front-end or deferred sales charge through certain broker-dealers and financial institutions who have entered into selling agreements with EDI. Investors should refer to their broker-dealer or financial institution as appropriate for instructions and further information.

Administrative   Shares,   Institutional   Service  Shares,   Investor   Shares,
Participant Shares, Reserve Shares, Resource Shares

         Each institutional class of shares is sold without a front-end sales charge or deferred sales charge. Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares each pay Rule 12b-1 distribution expenses. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to EDI or its predecessor.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                                      2-21

                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Class S, Class S1, Class I, Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares.

         If you are making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all your current purchases. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50% for Funds with a 4.75% front-end sales charge). See prospectus for the specific sales charge applicable to the Fund.

Rights of Accumulation

         You may add the value of all of your existing Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Waiver of Front-end Sales Charges

         The Fund may sell its shares at net asset value without an front-end sales charge to:

                  1. purchasers of shares in the amount of $1 million or more;

                  2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 (ERISA) tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

                  3. institutional investors, which may include bank trust departments and registered investment advisors;


                                      2-22

                  4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

                  5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

                  6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

                  7. employees of Wachovia, its affiliates, EDI, any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

                  8. certain Directors, Trustees, officers and employees of the Evergreen funds, EDI or their affiliates and to the immediate families of such persons; or

                  9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

                  1. an increase in the share value above the net cost of such shares;

                  2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

                  3. shares that are in the accounts of a shareholder who has died or become disabled;

                  4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 (ERISA);

                  5. a systematic withdrawal from the ERISA plan of a shareholder who is at least 59 years old;

                  6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

                  7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.00% per month of your initial account balance;

                  8. a withdrawal consisting of loan proceeds to a retirement plan participant;


                                      2-23

                  9. a financial hardship withdrawal made by a retirement plan participant;

                  10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

                  11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time. There is no front-end sales charge imposed on Class A shares of Evergreen's money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.


                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

                  (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

                                      2-24

                  (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

                  (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

                  (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

                  (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

                  (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.


                            PERFORMANCE CALCULATIONS


Average Annual Total Return

         Described below are the total return calculations the Fund may use from time to time in advertisements.

Return Before Taxes

         Total return quotations for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:



                                [OBJECT OMITTED]

Where:

         P =  initial payment of $1,000.
         T =  average annual total return.
         n =  number of years.
         ERV = ending redeemable value of the initial $1,000.

Return After Taxes on Distributions

         Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted. To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions:

                                [OBJECT OMITTED]D


Where:
         P = initial payment of $1,000.
         T = average annual total return (after taxes on distributions). n = number of years.
      ATVD = ending redeemable value of
             the initial $1,000, after taxes on
             fund distributions but not after
             taxes on redemption.


                                      2-25

Return After Taxes on Distributions and Redemption

         Total return quotations, less taxes due on distributions and redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption. Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions and redemption:


                               [OBJECT OMITTED]DR

Where:
         P = initial payment of $1,000.
         T = average annual total return (after taxes on distributions and redemptions).
         n = number of years.
     ATVDR = ending redeemable value of
             the initial $1,000, after taxes on
             fund distributions and redemption.


                                      2-26

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                        [OBJECT OMITTED] [OBJECT OMITTED]

Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:


              Effective Yield = [(base period return + 1)365/7] - 1

Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                [OBJECT OMITTED]


                                      2-27

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.


                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement) with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus. The 12b-1 fees are composed of distribution fees and service fees which are described further below.

                                      2-28

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Share Classes, other than Class I and Institutional, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Share Classes, as applicable.


                            -------------------------- -------------------------
                                 Current Maximum
                                      Class            12b-1 Fees Allowed Under
                                    the Plans
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        A                      0.75%(a)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        B                        1.00%
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        C                        1.00%
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        S                      0.75%(b)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                       S1                      0.75%(b)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                 Administrative                0.75%(c)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                              Institutional Service            0.75%(d)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                    Investor                   0.75%(e)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                   Participant                 0.75%(f)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                     Reserve                   0.75%(g)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                    Resource                   1.00%(h)
                            -------------------------- -------------------------


(a) Currently limited to 0.30% or less on Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(b) Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(c) Currently limited to 0.05% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(d) Currently limited to 0.25% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.


(e) Currently limited to 0.10% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(f) Currently limited to 0.50% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(g) Currently limited to 0.65% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(h) Currently limited to 0.80% or less on Evergreen institutional money market funds and Evergreen Cash Management Money Market Fund. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under "Current Maximum 12b-1 Fees Allowed Under the Plans." The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.


                                      2-29

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

        (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.


         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. Wachovia or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.

         Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.


                                      2-30

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares.

         In the event that the Plan or Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Agreement not previously recovered by EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.

SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

Service Fees

         EDI will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class C, Class S, Class S1, Administrative, Investor, Participant, Reserve, Resource and Institutional Service shares, as applicable, of a Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares").

         The rate of such service fees of a Fund for Class A and Institutional Service shares (excluding Evergreen money market funds, Evergreen
Short-Intermediate Municipal Bond Fund, Evergreen Equity Index Fund and Evergreen Adjustable Rate Fund) will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.


                                      2-31

         For Evergreen money market funds, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.075% or approximately 0.30% annually.

         For Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Adjustable Rate Fund, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.025% or approximately 0.10% annually. For Evergreen Adjustable Rate Fund, this rate applies to sales made after January 1, 1997.

         The rate of service fees of a Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

         The rate of service fees of a Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

         The rate of service fees of a Fund with Participant Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.

         The rate of service fees of a Fund with Reserve Shares will be calculated quarterly at the rate of 0.1625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.65% annually) during such quarter.

         The rate of service fees of a Fund with Resource Shares will be calculated quarterly at the rate of 0.20% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.80% annually) during such quarter.

         The rate of service fees of a Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

         The rate of such service fees of a Fund for Class B shares will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         EDI will pay service fees to investment firms based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Class C Eligible Shares"). Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

         In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter. Service fees will be paid within five business days after the end of the service commission period in the respective quarter. EDI will pay service fees only to the extent that such amounts have been paid to EDI by the Fund.

         No service fees are paid on sales of any Class I or Institutional shares of the Fund.

Commissions

         EDI pays commissions to investment firms for sales of Class A shares at the following rates:


                                      2-32

                                                     -------------------------------- --------------------------------

Equity Funds                                         Your Investment                  Dealer Commission as a % of NAV

                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------

                                                     Up to $49,999                    5.00%

                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------

                                                     $50,000-$99,999                  4.25%

                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------

                                                     $100,000-$249,999                3.25%

                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------

                                                     $250,000-$499,999                2.00%

                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------

                                                     $500,000-$999,999                1.75%

                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------

                                                     $1,000,000-$2,999,999            1.00% of the first $2,999,999,
                                                                                      plus

                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------

                                                     $3,000,000-$4,999,999            0.50% of the next $2,000,000,
                                                                                      plus

                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------

                                                     $5,000,000 or greater            0.25% of amounts equal to or
                                                                                      over $5,000,000*

                                                     -------------------------------- --------------------------------

* Evergreen Equity Index Fund pays 0.25% to investment firms for all amounts over $1,000,000.

                                                     -------------------------------- --------------------------------

Long-term Bond Funds                                 Your Investment                  Dealer Commission as a % of NAV

                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------

                                                     Up to $49,999                    4.25%

                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------

                                                     $50,000-$99,999                  4.25%

                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------

                                                     $100,000-$249,999                3.25%

                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------

                                                     $250,000-$499,999                2.00%

                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------

                                                     $500,000-$999,999                1.75%

                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------

                                                     $1,000,000-$2,999,999            1.00% of the first $2,999,999,
                                                                                      plus
                                                -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------

                                                     $3,000,000-$4,999,999            0.50% of the next $2,000,000,
                                                                                      plus

                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------

                                                     $5,000,000 or greater            0.25% of amounts equal to or
                                                                                      over $5,000,000

                                                     -------------------------------- --------------------------------

                                                     -------------------------------- --------------------------------

Short-term Bond Funds                                Your Investment                  Dealer Commission as a % of NAV

                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------

                                                     Up to $49,999                    2.75%

                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------

                                                     $50,000-$99,999                  2.75%

                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------

                                                     $100,000-$249,999                2.25%

                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------

                                                     $250,000-$499,999                1.75%

                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------

                                                     $500,000-$999,999                1.25%

                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------

                                                     $1,000,000-$2,999,999            0.50% of the first $2,999,999,
                                                                                      plus

                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------

                                                     $3,000,000 or greater            0.25% of amounts equal to or
                                                                                      over $3,000,000**

                                                     -------------------------------- --------------------------------

**   Evergreen  Adjustable Rate Fund and Evergreen Ultra Short Duration Fund pay
     0.25% to investment firms for all amounts over $1,000,000.

         EDI pays commissions, also referred to as a Dealer Allowance, to investment firms for sales of Class B shares in the amount of 4.00% of shares sold at the time of purchase.

         EDI pays commissions to investment firms for sales of Class C shares in the amount of 2.00% of shares sold at the time of purchase. Alternatively, EDI pays commissions to Merrill Lynch Investment Manager, L.P. and Morgan Stanley DW Inc. for sales of Class C shares in the amount of 1.00% of shares sold at the time of purchase.

                                      2-33

         EDI pays commissions to investment firms for sales of Class C shares of Evergreen Ultra Short Bond Fund in the amount of 2.00% of shares sold at the time of purchase. From the time of the initial offer of Class C shares of Evergreen Ultra Short Bond Fund, the dealer commission will be 1.00% of shares sold at the time of purchase. This waiver may be removed at any time.

         EDI will also pay subsequent commissions to investment firms for sales of Class C shares based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares"). Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter. Such commissions will be paid by the twentieth day of the month before the end of the respective quarter. Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable NASD limitations and other governing regulations.

         No commissions are paid on sales of any Class I, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares of a Fund.

                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to a regulated investment company (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations and the 15% rate of tax for other taxpayers. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations or the 15% rate of tax for other taxpayers.

                                      2-34

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

                                      2-35

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 15% (20% for sales before May 6, 2003) for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 28% on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

                                      2-36

                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
                  2. efficiency in handling trades; 3. ability to trade large blocks of securities; 4. readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above, including Wachovia Securities, LLC., an affiliate of the Fund's investment advisor. Pursuant to
Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         Wachovia Securities, LLC, an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may, effect portfolio transactions on those exchanges for the Fund. Wachovia Securities,LLC, is a wholly owned subsidiary of Wachovia Corporation, the Fund's investment advisor's parent.

                                      2-37

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION


         The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.

                                      2-38

                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In approving the renewal of the existing investment advisory agreement of each Fund, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Fund and the nature and quality of the service provided to the Fund. In reviewing the overall profitability of the management fee to the Fund's investment advisor, the Board of Trustees also considered the fact that affiliates provide transfer agency and administrative services to the Fund for which they receive compensation.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among itself and the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. Evergreen Investment Management Company, LLC (EIMC) is the Fund's investment advisor and manages a portion of the Fund's portfolio. Along with EIMC, the Fund's current Managers, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Marsico Capital Management, LLC also manage portions of the Fund's portfolio.


                                      2-39

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

     The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Dr. Russell A. Salton III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended March 31, 2003, the Executive Committee held ten committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC. Nominations by shareholders will not be considered. The Trustees will consider such nominations at the next regularly scheduled Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, K. Dun Gifford, Charles A. Austin, III, Gerald M. McDonnell and William W. Pettit, each of whom is an Independent Trustee. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that it deems appropriate. For the fiscal year ended March 31, 2003, the Audit Committee held four committee meetings.

                                      2-40

     The Trust has a Performance Committee which consists of the Chairman of the Committee, Richard J. Shima, Dr. Russell A. Salton, III, Dr. Leroy Keith, David
M. Richardson, William W. Pettit and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen funds, reviews the performance of the other service providers to the Evergreen funds, and assesses the performance of the Evergreen funds. For the fiscal year ended March 31, 2003, the Performance Committee held four committee meetings.

         Set forth below are the Trustees of each of the eleven Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116.

Independent Trustees:

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
        Name and            Position    Beginning      Principal Occupations for Last Five         Number of           Other
    Date of Birth            with       Year of                    Years                         Portfolios
                            Trust       Term of                                                  Overseen in      Directorships
                                                                                               Evergreen Funds     held outside
                                                                                                Complex as of      of Evergreen
                                                                                                   12/31/2002       Funds Complex
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Charles A. Austin III       Trustee        1991      Investment Counselor, Anchor Capital             108               None
                                                     Advisors, Inc. (investment advice);
                                                     Director, The Andover Companies
                                                     (insurance); Trustee, Arthritis
                                                     Foundation of New England; Director,
                                                     The Francis Ouimet Society; Former
                                                     Investment Counselor, Appleton
DOB: 10/23/1934                                      Partners, Inc. (investment advice);
                                                     Former Director, Health Development
                                                     Corp. (fitness-wellness centers);
                                                     Former Director, Mentor Income Fund,
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
K. Dun Gifford              Trustee        1974      Chairman and President, Oldways                  108               None
                                                     Preservation and Exchange Trust
                                                     (education); Trustee, Treasurer and
                                                     Chairman of the Finance Committee,
                                                     Cambridge College; Former Managing
                                                     Partner, Roscommon Capital Corp.;
                                                     Former Chairman of the Board, Director,
DOB: 10/23/1938                                      and Executive Vice President, The
                                                     London Harness Company (leather goods
                                                     purveyor); Former Chairman, Gifford,
                                                     Drescher & Associates (environmental
                                                     consulting); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

                                      2-41

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Partner, Stonington Partners, Inc.
                                                     (private investment firm); Trustee of
                                                     Phoenix Series Fund, Phoenix
                                                     Multi-Portfolio Fund, and The Phoenix
                                                     Big Edge Series Fund; Former Chairman                        Trustee,
                                                     of the Board and Chief Executive                             Phoenix Series
                                                     Officer, Carson Products Company                             Fund, Phoenix
Dr. Leroy Keith, Jr.        Trustee        1983      (manufacturing); Former Director of              108         Multi-Portfolio
DOB: 2/14/1939                                       Phoenix Total Return Fund and Equifax,                       Fund, and The
                                                     Inc. (worldwide information                                  Phoenix Big
                                                     management); Former President,                               Edge Series Fund
                                                     Morehouse College; Former Director,
                                                     Mentor Income Fund, Inc.; Former
                                                     Trustee, Mentor Funds and Cash Resource
                                                     Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------


                                      2-41

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Gerald M. McDonnell         Trustee        1988      Sales Manager, SMI STEEL Co. - South             108               None
                                                     Carolina (steel producer); Former Sales
                                                     and Marketing Management, Nucor Steel
DOB: 7/14/1939                                       Company; Former Director, Mentor Income
                                                     Fund, Inc.; Former Trustee, Mentor
                                                     Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Partner and Vice President, Kellam &
                                                     Pettit, P.A. (law firm); Former
William Walt Pettit         Trustee        1984      Director, Mentor Income Fund, Inc.;              108               None
DOB: 8/26/1955                                       Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
David M. Richardson         Trustee        1982      President, Richardson, Runden & Company          108               None
                                                     (recruitment business
                                                     development/consulting company);
                                                     Managing Director, Kennedy Information,
                                                     Inc. (executive recruitment information
                                                     and research company); Trustee, NDI
                                                     Technologies, LLP (communications);
                                                     Director, J&M Cumming Paper Co. (paper
DOB: 9/19/1941                                       merchandising); Columnist, Commerce and
                                                     Industry Association of New Jersey;
                                                     Former Vice Chairman, DHR
                                                     International, Inc. (executive
                                                     recruitment); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     President/CEO, AccessOne MedCard;
                                                     Former Medical Director, Healthcare
                                                     Resource Associates, Inc.; Former
Dr. Russell A. Salton, Medical Director, U.S. Health
III                         Trustee        1984      Care/Aetna Health Services; Former               108               None
DOB: 6/2/1947                                        Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Michael S. Scofield         Trustee        1984      Attorney, Law Offices of Michael S.              108               None
                                                     Scofield; Former Director, Mentor
DOB: 2/20/1943                                       Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

                                      2-42

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Richard J. Shima            Trustee        1993      Independent Consultant; Director, Trust          108               None
                                                     Company of CT; Trustee, Saint Joseph
                                                     College (CT); Director of Hartford
                                                     Hospital, Old State House Association;
                                                     Trustee, Greater Hartford YMCA; Former
                                                     Director of Enhance Financial Services,
DOB: 8/11/1939                                       Inc.; Former Director of CTG Resources,
                                                     Inc. (natural gas); Former Director,
                                                     Middlesex Mutual Assurance Company;
                                                     Former Director, Mentor Income Fund,
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

Interested Trustee:

------------------------ ------------- ------------- ----------------------------------------- ------------------ -----------------
Richard K. Wagoner,        Trustee         1999      Member and Former President, North               108               None
                                                     Carolina Securities Traders
                                                     Association; Member, Financial Analysts
                                                     Society; Former Chief Investment
                                                     Officer, Executive Vice President and
CFA**                                                Head of Capital Management Group, First
DOB: 12/12/1937                                      Union National Bank; Former Consultant
                                                     to the Boards of Trustees
                                                     of the Evergreen funds;
                                                     Former Member, New York
                                                     Stock Exchange; Former
                                                     Trustee, Mentor Funds and
                                                     Cash Resource Trust.
------------------------ ------------- ------------- ----------------------------------------- ------------------ -----------------

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation, the parent to the funds' investment advisor.

Trustee Ownership of Evergreen funds shares

         Set forth below are the names of the Evergreen funds in which the Trustees are invested, including the dollar range of their investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2002.

----------------------------- ---------------------------------------------- -------------------- --------------------
                                                                                                   Aggregate Dollar
          Trustee             Fund                                             Dollar Range of         Range of
                                                                             Investment in Fund     Investments in
                                                                                                    Evergreen Funds
                                                                                                        Complex
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
Charles A. Austin III *       Evergreen Health Care Fund                     $1-$10,000           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Technology Fund                      $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
Dun K. Gifford*               None**
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Dr. Leroy Keith, Jr. None
============================= ============================================== ==================== ====================
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Capital Growth Fund                  $1-$10,000
Gerald M. McDonnell *                                                                             $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Emerging Markets Growth Fund         $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Health Care Fund                     $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Technology Fund                      $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
                                      2-43

----------------------------- ---------------------------------------------- -------------------- --------------------
William Walt Pettit *         Evergreen Aggressive Growth Fund               $1-$10,000           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Emerging Markets Growth Fund         $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Global Leaders Fund                  $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Growth and Income Fund               $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
David M. Richardson           Evergreen Equity Index Fund                    $10,001-$50,000      $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Dr. Russell A. Salton, III * None
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
Michael S. Scofield *         Evergreen Aggressive Growth Fund               $1-$10,000           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Balanced Fund                        $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Core Bond Fund                       $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Equity Index Fund                    $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Short Intermediate Bond Fund         $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Treasury Money Market Fund           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
                              Evergreen Connecticut Municipal Bond Fund      $50,001-$100,000
Richard J. Shima                                                                                  Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen International Growth Fund            $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Tax Strategic Foundation Fund        $50,001-$100,000
============================= ============================================== ==================== ====================
----------------------------- ---------------------------------------------- -------------------- --------------------
Richard K. Wagoner            Evergreen Emerging Growth Fund                 $50,001-$100,000     Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Small Cap Value Fund                 Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------

* In addition to the above investment amounts, the Trustee has over $100,000 indirectly invested in certain of the Evergreen funds through Deferred Compensation Plans.
** In January 2003, Mr. Gifford made an investment of $10,001 - $50,000 in the Evergreen Money Market Fund.

       Set forth below are the officers of each of the eleven Evergreen Trusts.

-------------------------------- ------------------------ -------------------------------------------------------------

         Name, Address             Position with Trust              Principal Occupation for Last Five Years
       and Date of Birth

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Dennis  H. Ferro                 President                President and Chief Investment Officer, Evergreen
401 S. Tryon                                              Investment Management Company, Inc and Senior Vice President,
Charlotte, NC 28288                                       Wachovia Bank, N.A.
DOB: 6/20/1945
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Carol Kosel                      Treasurer                Senior Vice President, Evergreen Investment Services, Inc.
200 Berkeley Street                                       and Treasurer, Vestaur Securities, Inc.
Boston, MA 02116
DOB: 12/25/1963
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Michael H. Koonce                Secretary                Senior Vice President and General Counsel, Evergreen
200 Berkeley Street                                       Investment Services, Inc.; Senior Vice President and
Boston, MA 02116                                          Assistant General Counsel, Wachovia Corporation; former
DOB: 4/20/1960                                            Senior Vice President and General Counsel, Colonial
                                                          Management Associates, Inc.; former Vice President and
                                                          Counsel, Colonial Management Associates, Inc.
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------
Nimish S. Bhatt                   Vice  President and     Vice  President,  Tax,  BISYS Fund Services;
BISYS                             Assistant  Treasurer    former  Assistant Vice  President,  EAMC/First  Union
3435 Stelzer Road                                         National   Bank;   former  Senior   Tax Consulting/Acting
Columbus, OH                                              Manager, Investment Companies  Group, PricewaterhouseCoopers
43219-8001                                                LLP, New York.
DOB: 6/6/1963
-------------------------------- ------------------------ -------------------------------------------------------------
                                      2-44

-------------------------------- ------------------------ -------------------------------------------------------------

Bryan Haft                       Vice President           Team Leader, Fund Administration, BISYS Fund Services.
BISYS
3435 Stelzer Road Columbus, OH
43219-8001
DOB: 1/23/1965
-------------------------------- ------------------------ -------------------------------------------------------------

                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.


                                      2-44

                      COMPARISON OF LONG-TERM BOND RATINGS

     ================= ================ =============== =================================================

     MOODY'S           S&P              FITCH           Credit Quality
     ================= ================ =============== =================================================
     ----------------- ---------------- --------------- -------------------------------------------------
     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
                       D                DDD/DD/D        In Default
     ================= ================ =============== =================================================

                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                      2-45

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.


                                      2-46

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90% and `D' the lowest recovery potential, i.e., below 50%.

                                      2-47

Entities rated in this category have defaulted on some or all of their obligations. Entities rated `DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process; those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated `D' have a poor prospect of repaying all obligations.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC or to short-term ratings (as discussed below) other than F1.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


                                      2-48

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.


                                      2-49

                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                                      2-50

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

                                      2-51

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some of all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process: those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC or to short-term ratings (as discussed below) other than F1.

                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                                      2-52

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


                                      2-53

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.



                                      2-54

                                                                      Appendix A

                  Evergreen Investment Management Company, LLC
                       Proxy Voting Policy and Procedures
                      ISS Proxy Voting Guidelines Summary

June 16, 2003

Statement of Principles

Evergreen Investment Management Company, LLC (EIMCO) recognizes it has a fiduciary duty to vote proxies on behalf of clients who have delegated such responsibility to EIMCO, and that in all cases proxies should be voted in a manner reasonably believed to be in the clients' best interest.

Corporate Governance Committee

EIMCO has established a corporate governance committee (Committee) which is a sub-committee of EIMCO's Investment Policy Committee. The Committee is responsible for approving EIMCO's proxy voting policies and procedures, for overseeing the proxy voting process, and for reviewing proxy voting on a regular basis. The Committee will meet quarterly to review reports of all proxies voted for the prior period and to conduct other business as required.

Conflicts of Interest

EIMCO recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of its clients. Such circumstances may include, but are not limited to, situations where EIMCO or one or more of its affiliates has a client or customer relationship with the issuer of the security that is the subject of the proxy vote.

In most cases, structural and informational barriers within EIMCO and Wachovia Corporation will prevent EIMCO from becoming aware of the relationship giving rise to the potential conflict of interest. In such circumstances, EIMCO will vote the proxy according to its standard guidelines and procedures described above.

If persons involved in proxy voting on behalf of EIMCO becomes aware of a potential conflict of interest, the Committee shall consult with EIMCO's Legal Department and consider whether to implement special procedures with respect to the voting of that proxy, including whether an independent third party should be retained to vote the proxy.

Share Blocking

EIMCO does not vote global proxies, with share blocking restrictions, requiring shares to be prohibited from sale.

                         Proxy Voting Guideline Summary


I. The Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a case-by-case basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

o Attend less than 75 percent of the board and committee meetings without a valid excuse

o        Implement or renew a dead-hand or modified dead-hand poison pill

o Ignore a shareholder proposal that is approved by a majority of the shares outstanding

o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

o Have failed to act on takeover offers where the majority of the shareholders have tendered their shares

o Are inside directors and sit on the audit, compensation, or nominating committees

o        Are  inside   directors  and  the  full  board  serves  as  the  audit,
         compensation, or nominating committee or the company does not have one of these committees

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

Separating Chairman and CEO

Vote on a case-by-case basis on shareholder proposals requiring that the positions of chairman and CEO be held separately.

Proposals Seeking a Majority of Independent Directors

Shareholder proposals asking that a majority of directors be independent should be evaluated on a case-by-case basis. Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

Stock Ownership Requirements

Vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Term of Office

Vote against shareholder proposals to limit the tenure of outside directors.

Age Limits

Vote against shareholder proposals to impose a mandatory retirement age for outside directors.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a case-by-case basis, using Delaware law as the standard. Vote against proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
(2) only if the director's legal expenses would be covered.

Charitable Contributions

Vote against proposals regarding charitable contributions.

II. Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. In cases where Evergreen recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

III. Auditors

Ratifying Auditors

Vote for proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

IV. Proxy Contest Defenses

Board Structure: Staggered vs. Annual Elections

Vote against proposals to classify the board.

Vote for proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholder ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

Vote against proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company's other governance provisions.

Shareholder Ability to Call Special Meetings

Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote for proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Alter the Size of the Board

Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

V. Tender Offer Defenses

Poison Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a case-by-case basis shareholder proposals to redeem a company's poison pill. Review on a case-by-case basis management proposals to ratify a poison pill.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Vote for proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a case-by-case basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a case-by-case basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Vote against dual-class exchange offers.

Vote against dual-class recapitalizations.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

Supermajority Shareholder Vote Requirement to Approve Mergers

Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

White Squire Placements

Vote for shareholder proposals to require approval of blank check preferred stock Issues for other than general corporate purposes.

VI. Miscellaneous Governance Provisions

Confidential Voting

Vote for shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Vote for management proposals to adopt confidential voting.

Equal Access

Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Bundled Proposals

Review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Shareholder Advisory Committees

Review on a case-by-case basis proposals to establish a shareholder advisory committee.

VII. Capital Structure

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

Vote against proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

Stock Distributions: Splits and Dividends

Vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

Reverse Stock Splits

Vote for management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting. Review on a case-by-case basis on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for Issue.

Preferred Stock

Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.

Vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for Issue given a company's industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Vote for management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a case-by-case basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a case-by-case basis proposals to increase common and/or preferred shares and to Issue shares as part of a debt restructuring plan. Consider the following Issues: Dilution--How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control--Will the transaction result in a change in control of the company? Bankruptcy--Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

Share Repurchase Programs

Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Tracking Stock

Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as:

o  adverse governance changes

o  excessive increases in authorized capital stock

o  unfair method of distribution

o  diminution of voting rights

o  adverse conversion features

o  negative impact on stock option plans

o  other alternatives such as spinoff

VIII. Executive and Director Compensation

Votes with respect to compensation plans should be determined on a case-by-case basis.

Our new methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's new rules, Evergreen will value every award type. Evergreen will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once Evergreen determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for (1) long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index), (2) cash compensation, and
(3) categorization of the company as emerging, growth, or mature. These adjustments are pegged to market capitalization. Evergreen will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

Vote on management proposals seeking approval to reprice options on a case-by-case basis.

Director Compensation
Votes on stock-based plans for directors are made on a case-by-case basis.

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be made on a case-by-case basis.

OBRA-Related Compensation Proposals:

o Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

o Amendments to Added Performance-Based Goals

Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

o Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

o Approval of Cash or Cash-and-Stock Bonus Plans

Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

Shareholder Proposals to Limit Executive and Director Pay

Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

Golden and Tin Parachutes

Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

Employee Stock Ownership Plans (ESOPs)

Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Vote for proposals to implement a 401(k) savings plan for employees.

IX. State of Incorporation

Voting on State Takeover Statutes

Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company's state of incorporation should be examined on a case-by-case basis.

X. Mergers and Corporate Restructurings

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a case-by-case basis.

Spinoffs

Votes on spinoffs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

Asset Sales

Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Liquidations

Votes on liquidations should be made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Appraisal Rights

Vote for proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Vote for changing the corporate name.

XI. Mutual Fund Proxies

Election of Directors

Vote the election of directors on a case-by-case basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:

o attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

o ignore a shareholder proposal that is approved by a majority of shares outstanding

o ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

o        are interested directors and sit on the audit or nominating committee

o are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a case-by-case basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

Vote proxy contests on a case-by-case basis, considering the following factors: past performance; market in which fund invests; and measures taken by the board to address the Issues past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements

Vote the investment advisory agreements on a case-by-case basis, considering the following factors: proposed and current fee schedules; fund category/investment objective; performance benchmarks; share price performance as compared with peers; and the magnitude of any fee increase.

Approving New Classes or Series of Shares

Vote for the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a case-by-case basis, considering the following factors: stated specific financing purpose and other reasons management gives possible dilution for common shares.

1940 Act Policies

Vote these proposals on a case-by-case basis, considering the following factors: potential competitiveness; regulatory developments; current and potential returns; and current and potential risk.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a case-by-case basis, considering the following factors: fund's target investments; reasons given by fund for change; and the projected impact of change on portfolio.

Change Fundamental Investment Objective to Nonfundamental

Vote against proposals to change a fund's fundamental investment objective to nonfundamental.

Name Rule Proposals

Vote these proposals on a case-by-case basis, considering the following factors: political/economic changes in target market; bundling with quorum requirements; bundling with asset allocation changes; and consolidation in the fund's target market.

Disposition of Assets/Termination/Liquidation

Vote this proposal on a case-by-case basis, considering the following factors: strategies employed to salvage the company; company's past performance; and terms of the liquidation.

Changes to the Charter Document

Vote changes to the charter document on a case-by-case basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

Changing the Domicile of a Fund

Vote reincorporations on a case-by-case basis, considering the following factors: state regulations of both states; required fundamental policies of both states; and the increased flexibility available.

Change in Fund's Subclassification

Vote these proposals on a case-by-case basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration; and consolidation in the target industry.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Vote against these proposals.

Distribution Agreements

Vote these proposals on a case-by-case basis, considering the following factors: fees charged to comparably sized funds with similar objectives; proposed distributor's reputation and past performance; and competitiveness of fund in industry.

Master-Feeder Structure

Vote for the establishment of a master-feeder structure.

Changes to the Charter Document

Vote changes to the charter document on a case-by-case basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

Mergers

Vote merger proposals on a case-by-case basis, considering the following factors: resulting fee structure; performance of both funds; and continuity of management personnel.

Shareholder Proposals

Establish Director Ownership Requirement

Vote against the establishment of a director ownership requirement.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. In cases where Evergreen recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Terminate the Investment Advisor

Vote to terminate the investment advisor on a case-by-case basis, considering the following factors: performance of the fund's NAV and the history of shareholder relations.

XII. Social and Environmental Issues

Energy and Environment

In most cases, Evergreen refrains from providing a vote recommendation on proposals that request companies to file the CERES Principles.

Generally, vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders' environmental concerns.

South Africa

In most cases, Evergreen refrains from providing a vote recommendation on proposals pertaining to South Africa.

Generally, vote for disclosure reports that seek additional information such as the amount of business that could be lost by conducting business in South Africa.

Northern Ireland

In most cases, Evergreen refrains from providing a vote recommendation on proposals pertaining to the MacBride Principles.

Generally, vote for disclosure reports that seek additional information about progress being made toward eliminating employment discrimination, particularly when it appears companies have not adequately addressed shareholder concerns.

Military Business

In most cases, Evergreen refrains from providing a vote recommendation on defense Issue proposals.

Generally, vote for disclosure reports that seek additional information on military related operations, particularly when the company has been unresponsive to shareholder requests.

Maquiladora Standards and International Operations Policies

In most cases, Evergreen refrains from providing a vote recommendation on proposals relating to the Maquiladora Standards and international operating policies.

Generally, vote for disclosure reports on these Issues, particularly when it appears companies have not adequately addressed shareholder concerns.

World Debt Crisis

In most cases, Evergreen refrains from providing a vote recommendation on proposals dealing with third world debt.

Generally, vote for disclosure reports on these Issues, particularly when it appears companies have not adequately addressed shareholder concerns.

Equal Employment Opportunity and Discrimination

In most cases, Evergreen refrains from providing a vote recommendation on proposals regarding equal employment opportunities and discrimination.

Generally, vote for disclosure reports that seek additional information about affirmative action efforts, particularly when it appears companies have been unresponsive to shareholder requests.

Animal Rights

In most cases, Evergreen refrains from providing a vote recommendation on proposals that deal with animal rights.

Product Integrity and Marketing

In most cases, Evergreen refrains from providing a vote recommendation on proposals that ask companies to end their production of legal, but socially questionable, products.

Generally, vote for disclosure reports that seek additional information regarding product integrity and marketing Issues, particularly when it appears companies have been unresponsive to shareholder requests.

Human Resources issues

In most cases, Evergreen refrains from providing a vote recommendation on proposals regarding human resources Issues.

Generally, vote for disclosure reports that seek additional information regarding human resources Issues, particularly when it appears companies have been unresponsive to shareholder requests.

                            EVERGREEN MUNICIPAL TRUST

                                    PART C

                              OTHER INFORMATION



Item 23.    Exhibits

Unless otherwise noted, the exhibits listed below are contained herein.

Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 35
                                                                 Files on July 14, 2003

(b)       By-laws                                                Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 25
                                                                 Filed on July 25, 2001


(c)       Provisions of instruments defining the rights          Included as part of Exhibits (a)
          of holders of the securities being registered          and (b) above
          are contained in the Declaration of Trust
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII
          included as part of Exhibits 1 and 2, above.

(d)(1)    Investment Advisory and Management                     Contained herein
          Agreement between the Registrant and Evergreen
          Investment Management Company, LLC.

(d)(2)    Sub-Advisory Agreement between the Evergreen           Incorporated by reference to Registrant's
          Investment Management Company and Stamper              Post-Effective Amendment No. 21
          Capital and Investments, Inc.                          Filed on March 20, 2000
          (High Income Municipal Bond Fund)

(e)(1)    Class A and Class C Principal Underwriting             Contained herein
          Agreement between the Registrant and Evergreen
          Distributor, Inc.

(e)(2)    Class B Principal Underwriting Agreement               Contained herein
          between the Registrant and Evergreen Distributor,
          Inc.

(e)(3)    Class I Principal Underwriting Agreement               Contained herein
          between the Registrant and Evergreen Distributor,
          Inc.

(e)(4)    Specimen copy of Dealer Agreement used by              Incorporated by reference to
          Evergreen Distributor, Inc.                            Registrant's Pre-Effective Amendment No. 1
                                                                 Filed November 12, 1997

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 27
                                                                 Filed on December 27, 2001

(g)(1)    Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment No. 7
                                                                 Filed on July 31, 1998

(g)(2)    Letter Amendment to Custodian Agreement between        Incorporated by reference to
          Registrant and State Street Bank and Trust Company     Registrant's Post-Effective Amendment No. 21
          (Tax-Free High Income Fund)                            Filed on March 20, 2000

(g)(3)    Letter Amendment to Custodian Agreement                Incorporated by reference to Registrant's
          between Registrant and State Street Bank and           Post-Effective Amendment No. 31
          Trust Company (Evergreen Offit California Municipal    Filed on September 16, 2002
          Bond Fund, Evergreen Offit New York Municipal
          Bond Fund and Evergreen Offit National
          Municipal Bond Fund)

(g)(4)    Amended Pricing Schedule to Custodian Agreement        Incorporated by reference to Registrant's
          between Registrant and State Street Bank               Post-Effective Amendment No. 34
          and Trust Co.                                          Filed on April 28, 2003

(h)(1)    Master Administrative Services Agreement between       Contained herein
          the Registrant and Evergreen Investment Services,
          Inc.

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company, LLC          Registrant's Post-Effective Amendment No. 27
                                                                 Filed on December 27, 2001

(h)(3)    Letter Amendment to Transfer Agent Agreement           Incorporated by reference to Registrant's
          between the Registrant and Evergreen Service           Registrant's Post-Effective Amendment No.31
          Company, LLC (Evergreen Offit California Municipal     Filed on September 16, 2002
          Bond Fund, Evergreen Offit New York Municipal
          Bond Fund and Evergreen Offit National Municipal
          Bond Fund)

(h)(4)    Tax Administration Agreement                           Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 35
                                                                 Filed on July 14, 2003

(i)       Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 2
                                                                 Filed on December 12, 1997

(i)(2)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 14
                                                                 Filed on August 17, 1999

(i)(3)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by referenct to Registrant's
                                                                 Post-Effective Amendment No. 29
                                                                 Filed on July 3, 2002

(j)(1)    Consent of KPMG LLP                                    Incorporated by reference to Registrant's
          Southern State Municipal Bond Funds                    Post-Effective Amendment No. 33
                                                                 Filed on December 27, 2002

(j)(2)    Consent of KPMG LLP                                    Incorporated by reference to Registrant's
          National Municipal Bond Funds                          Post-Effective Amendment No. 35
                                                                 Filed on July 14, 2003

(j)(3)    Consent of KPMG LLP                                    Contained herein
          State Municipal Bond Funds

(l)       Not applicable

(m)(1)    12b-1 Distribution Plan for Class A                    Contained herein

(m)(2)    12b-1 Distribution Plan for Class B                    Contained herein

(m)(3)    12b-1 Distribution Plan for Class C                    Contained herein

(n)       Not applicable

(o)       Multiple Class Plan                                    Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 26
                                                                 Filed on September 25, 2001

(p)(1)    Code of Ethics                                         Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 26
                                                                 Filed on September 25, 2001

(p)(2)    Code of Ethics - Stamper                               Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 26
                                                                 Filed on September 25, 2001

Item 24.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 25.       Indemnification.

     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions.

     Provisions for the indemnification of the Registrant's Trustees and officers are also contained the Registrant's Declaration of Trust.

     Provisions for the indemnification of Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

Provisions for Sub-Advisor

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, LLC, the Registrant's transfer agent, are contained in the Master Transfer and
Recordkeeping   Agreement  between  Evergreen  Service  Company,   LLC  and  the
Registrant.

     Provisions for the indemnification of State Street Bank and Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.

Item 26.       Business or Other Connections of Investment Advisor.

     The Directors and principal executive officers of Wachovia Bank, N.A. are:

G. Kennedy Thompson                Chairman, Chief Executive Officer, President
                                   and Director, Wachovia Corporation and
                                   Wachovia Bank, N.A.

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, Wachovia Corporation;
                                   Secretary and Executive Vice President,
                                   Wachovia Bank, N.A.

Robert P. Kelly                    Senior Executive Vice President and Chief
                                   Financial Officer, Wachovia Corporation and
                                   Wachovia Bank, N.A.

     All of the above persons are located at the following address: Wachovia Bank, N.A., One Wachovia Center, 301 S. College St., Charlotte, NC 28288-0630.

     The information required by this item with respect to Evergreen Investment Management Company, LLC is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company, LLC.

     The information required by this item with respect to Stamper Capital & Investment, Inc. is incorporated by reference to the Form ADV (File No. 801-49465) of Stamper Capital & Investments, Inc.

Item 27.       Principal Underwriter.

     Evergreen  Distributor,  Inc.  acts  as  principal   underwriter  for  each
registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

William J. Tomko                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     Messrs. Tomko, Mangum, Sheehan and Dell are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02116-5034

     Wachovia Bank, N.A., One Wachovia Center, 301 S. College Street, Charlotte, North Carolina 28288-0630

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

     Stamper Capital & Investments, Inc., 1011 Forty First Avenue, Santa Cruz, California 95062.

Item 29.       Management Services.

     Not Applicable


Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 25th day of July, 2003.

                                         EVERGREEN MUNICIPAL TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of July, 2003.


/s/ Dennis H. Ferro               /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
Dennis H. Ferro*                  Michael H. Koonce*                Carol A. Kosel*
President                         Secretary                         Treasurer
(Chief Investment Officer)                                          (Principal Financial and Accounting
                                                                     Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell           /s/ Russell A. Salton, III MD      /s/ Richard J. Shima
-----------------------------    -----------------------------       ------------------------------
Gerald M. McDonnell*             Russell A. Salton, III MD*         Richard J. Shima*
Trustee                          Trustee                            Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson            /s/ Richard K. Wagoner
------------------------------   ------------------------------     ---------------------------
Michael S. Scofield*              David M. Richardson*              Richard K. Wagoner*
Chairman of the Board             Trustee                           Trustee
and Trustee


/s/ Leroy Keith, Jr.
------------------------------
Leroy Keith, Jr.*
Trustee


*By: /s/ Catherine F. Kennedy
-------------------------------
Catherine F. Kennedy
Attorney-in-Fact

*Catherine F. Kennedy, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS


Exhibit Letter          Exhibit
--------------          ------
(d)(1)                  Investment Advisory and Management
                        Agreement between the Registrant and Evergreen
                        Investment Management Company, LLC.
(e)(1)                  Class A and Class C Principal Underwriting
                        Agreement between the Registrant and Evergreen
                        Distributor, Inc.
(e)(2)                  Class B Principal Underwriting Agreement
                        between the Registrant and Evergreen Distributor, Inc.
(e)(3)                  Class I Principal Underwriting Agreement
                        between the Registrant and Evergreen Distributor, Inc.
(h)(1)                  Master Administrative Services Agreement between
                        the Registrant and Evergreen Investment Services,
                        Inc.
(j)(3)                  Consent of KPMG LLP
                        State Municipal Bond Funds
(m)(1)                  12b-1 Distribution Plan for Class A
(m)(2)                  12b-1 Distribution Plan for Class B
(m)(3)                  12b-1 Distribution Plan for Class C

                  Ex. (d)(1) Investment Advisory and Management
                 Agreement between the Registrant and Evergreen
                       Investment Management Company, LLC.

                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

         AGREEMENT made the 18th day of September 1997, by and between EVERGREEN MUNICIPAL TRUST, a Delaware business trust (the "Trust") and KEYSTONE INVESTMENT MANAGEMENT COMPANY, a Delaware corporation (the "Adviser").

         WHEREAS, the Trust and the Adviser wish to enter into an Agreement setting forth the terms on which the Adviser will perform certain services for the Trust, its series of shares as listed on Schedule 1 to this Agreement and each series of shares subsequently issued by the Trust (each singly a "Fund" or collectively the "Funds").

         THEREFORE, in consideration of the promises and the mutual agreements hereinafter contained, the Trust and the Adviser agree as follows:

         1. (a) The Trust hereby employs the Adviser to manage and administer the operation of the Trust and each of its Funds, to supervise the provision of the services to the Trust and each of its Funds by others, and to manage the investment and reinvestment of the assets of each Fund of the Trust in conformity with such Fund's investment objectives and restrictions as may be set forth from time to time in the Fund's then current prospectus and statement of additional information, if any, and other governing documents, all subject to the supervision of the Board of Trustees of the Trust, for the period and on the terms set forth in this Agreement. The Adviser hereby accepts such employment and agrees during such period, at its own expense, to render the services and to assume the obligations set forth herein, for the compensation provided herein. The Adviser shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust.

         (b) In the event that the Trust establishes one or more Funds, in addition to the Funds listed on Schedule 1, for which it wishes the Adviser to perform services hereunder, it shall notify the Adviser in writing. If the Adviser is willing to render such services, it shall notify the Trust in writing and such Fund shall become a Fund hereunder and the compensation payable to the Adviser by the new Fund will be as agreed in writing at the time.

         2. The Adviser shall place all orders for the purchase and sale of portfolio securities for the account of each Fund with broker-dealers selected by the Adviser. In executing portfolio transactions and selecting broker-dealers, the Adviser will use its best efforts to seek best execution on behalf of each Fund. In assessing the best execution available for any transaction, the Adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any (all for the specific transaction and on a continuing basis). In evaluating the best execution available, and in selecting the broker-dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are used in
Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act")) provided to a Fund and/or other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker-dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer viewed in terms of that particular transaction or in terms of all of the accounts over which investment discretion is so exercised.

         3. The Adviser, at its own expense, shall furnish to the Trust office space in the offices of the Adviser or in such other place as may be agreed upon by the parties from time to time, all necessary office facilities, equipment and personnel in connection with its services hereunder, and shall arrange, if desired by the Trust, for members of the Adviser's organization to serve without salaries from the Trust as officers or, as may be agreed from time to time, as agents of the Trust. The Adviser assumes and shall pay or reimburse the Trust for:

         (a) the compensation (if any) of the Trustees of the Trust who are affiliated with the Adviser or with its affiliates, or with any adviser retained by the Adviser, and of all officers of the Trust as such; and

         (b) all expenses of the Adviser incurred in connection with its services hereunder.

         The Trust assumes and shall pay all other expenses of the Trust and its Funds, including, without limitation:

         (a) all charges and expenses of any custodian or depository appointed by the Trust for the safekeeping of the cash, securities and other property of any of its Funds;
         (b) all charges and expenses for bookkeeping and auditors;
         (c) all charges and expenses of any transfer agents and registrars appointed by the Trust;
         (d) all fees of all Trustees of the Trust who are not affiliated with the Adviser or any of its affiliates, or with any adviser retained by the Adviser;
         (e) all brokers' fees, expenses, and commissions and issue and transfer taxes chargeable to a Fund in connection with transactions involving securities and other property to which the Fund is a party;

         (f) all costs and expenses of distribution of shares of its Funds incurred pursuant to Plans of Distribution adopted under Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act");

         (g) all taxes and trust fees payable by the Trust or its Funds to Federal, state, or other governmental agencies; (h) all costs of certificates representing shares of the Trust or its Funds;

        (i) all fees and expenses involved in registering and maintaining registrations of the Trust, its Funds and of their shares with the Securities and Exchange Commission (the "Commission") and registering or qualifying the Funds' shares under state or other securities laws, including, without limitation, the preparation and printing of registration statements, prospectuses, and statements of additional information for filing with the Commission and other authorities;

         (j) expenses of preparing, printing, and mailing prospectuses and statements of additional information to shareholders of each Fund of the Trust;
         (k) all expenses of shareholders' and Trustees' meetings and of preparing, printing, and mailing notices, reports, and proxy materials to shareholders of the Funds;
         (l) all charges and expenses of legal counsel for the Trust and its Funds and for Trustees of the Trust in connection with legal matters relating to the Trust and its Funds, including, without limitation, legal services rendered in connection with the Trust and its Funds' existence, trust, and financial structure and relations with its shareholders, registrations and qualifications of securities under Federal, state, and other laws, issues of securities, expenses which the Trust and its Funds have herein assumed, whether customary or not, and extraordinary matters, including, without limitation, any litigation involving the Trust and its Funds, its Trustees, officers, employees, or agents;

         (m) all charges and expenses of filing annual and other reports with the Commission and other authorities; and (n) all extraordinary expenses and charges of the Trust and its Funds.

         In the event that the Adviser provides any of these services or pays any of these expenses, the Trust and any affected Fund will promptly reimburse the Adviser therefor.

         The services of the Adviser to the Trust and its Funds hereunder are not to be deemed exclusive, and the Adviser shall be free to render similar services to others.

         4. As compensation for the Adviser's services to the Trust with respect to each Fund during the period of this Agreement, the Trust will pay to the Adviser a fee at the annual rate set forth on Schedule 2 for such Fund.

         The Adviser's fee is computed as of the close of business on each business day.

         A pro rata portion of the Trust's fee with respect to a Fund shall be payable in arrears at the end of each day or calendar month as the Adviser may from time to time specify to the Trust. If and when this Agreement terminates, any compensation payable hereunder for the period ending with the date of such termination shall be payable upon such termination. Amounts payable hereunder shall be promptly paid when due.

         5. The Adviser may enter into an agreement to retain, at its own expense, a firm or firms ("SubAdviser") to provide the Trust with respect to all or any of its Funds all of the services to be provided by the Adviser hereunder, if such agreement is approved as required by law. Such agreement may delegate to such SubAdviser all of Adviser's rights, obligations, and duties hereunder.

         6. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any of its Funds in connection with the performance of this Agreement, except a loss resulting from the Adviser's willful misfeasance, bad faith, gross negligence, or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, Director, partner, employee, or agent of the Adviser, who may be or become an officer, Trustee, employee, or agent of the Trust, shall be deemed, when rendering services to the Trust or any of its Funds or acting on any business of the Trust or any of its Funds (other than services or business in connection with the Adviser's duties hereunder), to be rendering such services to or acting solely for the Trust or any of its Funds and not as an officer, Director, partner, employee, or agent or one under the control or direction of the Adviser even though paid by it.

         7. The Trust shall cause the books and accounts of each of its Funds to be audited at least once each year by a reputable independent public accountant or organization of public accountant or organization of public accountants who shall render a report to the Trust.

         8. Subject to and in accordance with the Declaration of Trust of the Trust, the governing documents of the Adviser and the governing documents of any SubAdviser, it is understood that Trustees, Directors, officers, agents and shareholders of the Trust or any Adviser are or may be interested in the Adviser (or any successor thereof) as Directors and officers of the Adviser or its affiliates, as stockholders of First Union Corporation or otherwise; that Directors, officers and agents of the Adviser and its affiliates or stockholders of First Union Corporation are or may be interested in the Trust or any Adviser as Trustees, Directors, officers, shareholders or otherwise; that the Adviser (or any such successor) is or may be interested in the Trust or any SubAdviser as shareholder, or otherwise; and that the effect of any such adverse interests shall be governed by the Declaration of Trust of the Trust, governing documents of the Adviser and governing documents of any SubAdviser.

         9. This Agreement shall continue in effect for two years from the date set forth above and after such date (a) such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Trust, and (b) such renewal has been approved by the vote of the majority of Trustees of the Trust who are not interested persons, as that term is defined in the 1940 Act, of the Adviser or of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

         10. On sixty days' written notice to the Adviser, this Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of any Fund with respect to that Fund; and on sixty days' written notice to the Trust, this Agreement may be terminated at any time without the payment of any penalty by the Adviser with respect to a Fund. This Agreement shall automatically terminate upon its assignment (as that term is defined in the 1940 Act). Any notice under this Agreement shall be given in writing, addressed and delivered, or mailed postage prepaid, to the other party at the main office of such party.

         11. This Agreement may be amended at any time by an instrument in writing executed by both parties hereto or their respective successors, provided that with regard to amendments of substance such execution by the Trust shall have been first approved by the vote of the holders of a majority of the outstanding voting securities of the affected Funds and by the vote of a majority of Trustees of the Trust who are not interested persons (as that term is defined in the 1940 Act) of the Adviser, any predecessor of the Adviser, or of the Trust, cast in person at a meeting called for the purpose of voting on such approval. A "majority of the outstanding voting securities" of the Trust or the affected Funds shall have, for all purposes of this Agreement, the meaning provided therefor in the 1940 Act.

         12. Any compensation payable to the Adviser hereunder for any period other than a full year shall be proportionately adjusted.

         13. The provisions of this Agreement shall be governed, construed, and enforced in accordance with the laws of the State of Delaware.

         IN WITNESS WHEREOF, the parties hereto have duly executed this Agreement as of the day and year first above written.

                            EVERGREEN MUNICIPAL TRUST

                           By: /s/ John J. Pileggi
                         Name:  John J. Pileggi
                        Title:  President

                         KEYSTONE INVESTMENT MANAGEMENT COMPANY

                          By: /s/ William Tomko
                        Name:  William Tomko
                        Title:

                                                       As of July 14, 2003

                                   Schedule 1

                    Evergreen High Income Municipal Bond Fund

                    Evergreen Connecticut Municipal Bond Fund

                Evergreen Florida High Income Municipal Bond Fund

                      Evergreen Florida Municipal Bond Fund

                      Evergreen Georgia Municipal Bond Fund

                    Evergreen High Grade Municipal Bond Fund

                    Evergreen High Income Municipal Bond Fund

                     Evergreen Maryland Municipal Bond Fund

                          Evergreen Municipal Bond Fund

                    Evergreen New Jersey Municipal Bond Fund

                  Evergreen North Carolina Municipal Bond Fund

                    Evergreen California Municipal Bond Fund

            (formerly Evergreen Offit California Municipal Bond Fund

                     Evergreen New York Municipal Bond Fund

             (formerly Evergreen Offit New York Municipal Bond Fund)

                   Evergreen Pennsylvania Municipal Bond Fund

                Evergreen Short-Intermediate Municipal Bond Fund

             (formerly Evergreen Short-Intermediate Municipal Fund)

                  Evergreen South Carolina Municipal Bond Fund

                     Evergreen Virginia Municipal Bond Fund

                                                            As of July 14, 2003


                                 Schedule 2

         As compensation for the Adviser's services to each Fund during the period of this Agreement, each Fund will pay to the Adviser a fee at the annual rate of:

         I.       Evergreen High Income Municipal Bond Fund

--------------------------------------------------------------------------------

                                                              Average Net Asset
                  Management Fee                     Value of Shares of the Fund

                  0.55% of the first                 $250,000,000, plus
                  0.50% of the next                  $250,000,000, plus
                  0.45% of amounts over              $500,000,000.


                  Evergreen   Florida  Municipal  Bond  Fund
                  Evergreen  Georgia Municipal Bond Fund
                  Evergreen High Grade  Municipal Bond Fund
                  Evergreen   Maryland   Municipal  Bond  Fund
                  Evergreen  North  Carolina   Municipal  Bond  Fund
                  Evergreen   South  Carolina Municipal Bond Fund
         II.      Evergreen Virginia Municipal Bond Fund

--------------------------------------------------------------------------------

                  0.42% of the Average Daily Net Assets of the Fund

                  computed as of the close of business on each business day.


                  Evergreen Connecticut Municipal Bond Fund
         III.     Evergreen Florida High Income Municipal Bond Fund

--------------------------------------------------------------------------------

                  0.52% of the Average Daily Net Assets of the Fund

                  computed as of the close of business on each business day.

         IV.      Evergreen New Jersey Municipal Bond Fund

--------------------------------------------------------------------------------

                                                          Average Net Asset
                  Management Fee                     Value of Shares of the Fund

                  0.42% of the first                 $500,000,000, plus
                  0.37% of the next                  $500,000,000, plus
                  0.32% of the next                  $500,000,000, plus
                  0.27% of amounts over              $1,500,000,000.


V. Evergreen Short-Intermediate Municipal Bond Fund (formerly Short-Intermediate Municipal Fund)
--------------------------------------------------------------------------------

                  0.40% of the Average Daily Net Assets of the Fund

                  computed as of the close of business on each business day.


         VI.      Evergreen Municipal Bond Fund

--------------------------------------------------------------------------------

                  2% of the Fund's gross dividend and interest income plus the following:

                                                         Average Net Asset
                  Management Fee                     Value of Shares of the Fund

                  0.41% of the first                 $100,000,000, plus
                  0.36% of the next                  $100,000,000, plus
                  0.31% of the next                  $100,000,000, plus
                  0.26% of the next                  $100,000,000, plus
                  0.21% of the next                  $100,000,000, plus
                  0.16% of amounts over              $500,000,000.


         VII.     Evergreen Pennsylvania Municipal Bond Fund

--------------------------------------------------------------------------------

                                                         Average Net Asset
                  Management Fee                     Value of Shares of the Fund

                  0.46% of the first                 $50,000,000, plus
                  0.41% of the next                  $50,000,000, plus
                  0.36% of the next                  $100,000,000, plus
                  0.31% of the next                  $100,000,000, plus

                  0.26% of the next                  $100,000,000, plus
                  0.21% of the next                  $100,000,000, plus
                  0.16% of amounts over              $500,000,000.

         VIII.    Evergreen California Municipal Bond Fund
                  (formerly Evergreen Offit California Municipal Bond Fund) Evergreen Offit National Municipal Bond Fund
                  Evergreen New York Municipal Bond Fund
                  (formerly Evergreen Offit New York Municipal Bond Fund)

--------------------------------------------------------------------------------

                  0.35% of the Average Daily Net Assets of the Fund

                  computed as of the close of business on each business day.

               Ex. (e)(1) Class A and Class C Principal Underwriting
                 Agreement between the Registrant and Evergreen
                                Distributor, Inc.

                            EVERGREEN MUNICIPAL TRUST

                              CLASS A AND C SHARES

         AGREEMENT made this 18th day of September, 1997 by and between Evergreen Municipal Trust on behalf of its series listed on Exhibit A attached hereto and made a part hereof (such Trust and series referred to herein as "Fund" individually or "Funds" collectively) and Evergreen Distributor, Inc., a Delaware corporation ("Principal Underwriter").

         It is hereby mutually agreed as follows:

         1. The Fund hereby appoints Principal Underwriter a principal underwriter of the Class A and Class C shares of beneficial interest of the Fund ("Shares") as an independent contractor upon the terms and conditions hereinafter set forth. Except as the Fund may from time to time agree, Principal Underwriter will act as agent for the Fund and not as principal.

         2. Principal Underwriter will use its best efforts to find purchasers for the Shares, to promote distribution of the Shares and may obtain orders from brokers, dealers or other persons for sales of Shares to them. No such broker, dealer or other person shall have any authority to act as agent for the Fund; such dealer, broker or other person shall act only as principal in the sale of Shares.

         3. Sales of Shares by Principal Underwriter shall be at the applicable public offering price determined in the manner set forth in the prospectus and/or statement of additional information of the Fund current at the time of the Fund's acceptance of the order for Shares; provided that Principal Underwriter also shall have the right to sell Shares at net asset value, if such sale is permissible under and consistent with applicable statutes, rules, regulations and orders. All orders shall be subject to acceptance by the Fund, and the Fund reserves the right in its sole discretion to reject any order received. The Fund shall not be liable to anyone for failure to accept any order.

         4. On all sales of Shares, the Fund shall receive the current net asset value, and Principal Underwriter shall be entitled to receive fees for sales of Class A and C Shares as set forth on Exhibit B attached hereto and made a part hereof.

         5. The payment provisions of this Agreement shall be applicable to the extent necessary to enable the Fund to comply with the obligation of the Fund to pay Principal Underwriter in accordance with this Agreement in respect of Class C Shares and shall remain in effect so long as any payments are required to be made by the Fund pursuant to the irrevocable payment instruction under the Master Sale Agreement between Principal Underwriter and Mutual Fund Funding 1994-1 dated as of December 6, 1996 (the "Master Sale Agreement").

         6. Payment to the Fund for Shares shall be in New York or Boston Clearing House funds received by Principal Underwriter within (3) business days after notice of acceptance of the purchase order and the amount of the applicable public offering price has been given to the purchaser. If such payment is not received within such 3-day period, the Fund reserves the right, without further notice, forthwith to cancel its acceptance of any such order. The Fund shall pay such issue taxes as may be required by law in connection with the issue of the Shares.

         7. Principal Underwriter shall not make in connection with any sale or solicitation of a sale of the Shares any representations concerning the Shares except those contained in the then current prospectus and/or statement of additional information covering the Shares and in printed information approved by the Fund as information supplemental to such prospectus and statement of additional information. Copies of the then current prospectus and statement of additional information will be supplied by the Fund to Principal Underwriter in reasonable quantities upon request.

         8. Principal Underwriter agrees to comply with the Business Conduct Rules of the National Association of Securities Dealers, Inc.

         9. The Fund appoints Principal Underwriter as its agent to accept orders for redemptions and repurchases of Shares at values and in the manner determined in accordance with the then current prospectus and/or statement of additional information of the Fund.

         10. The Fund agrees to indemnify and hold harmless the Principal Underwriter, its officers and Directors and each person, if any, who controls the Principal Underwriter within the meaning of Section 15 of the Securities Act of 1933 ("1933 Act"), against any losses, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Principal Underwriter, its officers, Directors or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon

                  a) any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or

                  b) any omission or alleged omission to state a material fact required to be stated in the Fund's registration statement, prospectus or statement of additional information necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance and in conformity with information furnished to the Fund by the Principal Underwriter for use in the Fund's registration statement, prospectus or statement of additional information, such indemnification is not applicable. In no case shall the Fund indemnify the Principal Underwriter or its controlling person as to any amounts incurred for any liability arising out of or based upon any action for which the Principal Underwriter, its officers and Directors or any controlling person would otherwise be subject to liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its obligations and duties under this Agreement.

         11. The Principal Underwriter agrees to indemnify and hold harmless the Fund, its officers, Trustees and each person, if any, who controls the Fund within the meaning of Section 15 of the 1933 Act against any loss, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Fund, its officers, Trustees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise arising out of the acquisition of any Shares by any person which

                  a) may be based upon any wrongful act by the Principal Underwriter or any of its employees or representatives, or

                  b) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or any omission or alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished or confirmed in writing to the Fund by the Principal Underwriter.

         12. The Fund agrees to execute such papers and to do such acts and things as shall from time to time be reasonably requested by Principal Underwriter for the purpose of qualifying the Shares for sale under the so-called "blue sky" laws of any state or for registering Shares under the 1933 Act or the Fund under the Investment Company Act of 1940 ("1940 Act"). Principal Underwriter shall bear the expense of preparing, printing and distributing advertising, sales literature, prospectuses and statements of additional information. The Fund shall bear the expense of registering Shares under the 1933 Act and the Fund under the 1940 Act, qualifying Shares for sale under the so-called "blue sky" laws of any state, the preparation and printing of prospectuses, statements of additional information and reports required to be filed with the Securities and Exchange Commission and other authorities, the preparation, printing and mailing of prospectuses and statements of additional information to shareholders of the Fund and the direct expenses of the issue of Shares.

         13. To the extent required by the Fund's 12b-1 Plans, Principal Underwriter shall provide to the Board of Trustees of the Fund in connection with such 12b-1 Plans, not less than quarterly, a written report of the amounts expended pursuant to such 12b-1 Plans and the purposes for which such expenditures were made.

         14. This Agreement shall become effective as of the date of the commencement of operations of the Fund and shall remain in force for two years unless sooner terminated or continued as provided below. This Agreement shall continue in effect after such term if its continuance is specifically approved by a majority of the Trustees of the Fund and a majority of the 12b-1 Trustees referred to in the 12b-1 Plans of the Fund ("Rule 12b-1 Trustees") at least annually in accordance with the 1940 Act and the rules and regulations thereunder.

                  This Agreement may be terminated at any time, without payment of any penalty, by vote of a majority of any Rule 12b-1 Trustees or by a vote of a majority of the Fund's outstanding Shares on not more than sixty (60) days written notice to any other party to the Agreement; and shall terminate automatically in the event of its assignment (as defined in the 1940 Act).

         15. This Agreement shall be construed in accordance with the laws of The Commonwealth of Massachusetts. All sales hereunder are to be made, and title shall pass, in Boston, Massachusetts.

         16. The Fund is a series of a Delaware business trust established under a Declaration of Trust, as it may be amended from time to time. The obligations of the Fund are not personally binding upon, nor shall recourse be had against, the private property of any of the Trustees, shareholders, officers, employees or agents of the Fund, but only the property of the Fund shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective officers thereunto duly authorized at Boston, Massachusetts, as of the day and year first written above.

                                 EVERGREEN MUNICIPAL TRUST


                                By: /s/ John J. Pileggi
                                    John J. Pileggi

                                 EVERGREEN DISTRIBUTOR, INC.


                                By:  /s/ William Tomko
                                     William Tomko

                                    EXHIBIT B

                                       TO

                        PRINCIPAL UNDERWRITING AGREEMENT

                                      DATED

                               SEPTEMBER 18, 1997

                              Schedule of Payments

Class A Shares                      Up to 0.25% annually of the average daily
                                    net asset value of Class A shares of a Fund
                                    A sales charge, the difference between the current offering price of Shares, as set forth in the current prospectus for each Fund, and the net asset value, less any reallowance that is payable in accordance with the sales charge schedule in effect at any given time with respect to the Shares

Class C Shares                      Up to 1.00% annually of the average
                                    daily net asset value of Class C shares of a Fund, consisting of 12b-1 fees at the annual rate of 0.75% of the average daily net asset value of a Fund and service fees of 0.25% of the average daily net asset value of a Fund

                                                           As of July 14, 2003

                            EVERGREEN MUNICIPAL TRUST
                       Southern State Municipal Bond Funds
               Evergreen Florida High Income Municipal Bond Fund
                     Evergreen Florida Municipal Bond Fund
                     Evergreen Georgia Municipal Bond Fund
                     Evergreen Maryland Municipal Bond Fund
                  Evergreen North Carolina Municipal Bond Fund
                  Evergreen South Carolina Municipal Bond Fund
                     Evergreen Virginia Municipal Bond Fund

                           State Municipal Bond Funds
                   Evergreen Connecticut Municipal Bond Fund
                    Evergreen New Jersey Municipal Bond Fund
                    Evergreen California Municipal Bond Fund
           (formerly Evergreen Offit California Municipal Bond Fund)
                     Evergreen New York Municipal Bond Fund
            (formerly Evergreen Offit New York Municipal Bond Fund)
                   Evergreen Pennsylvania Municipal Bond Fund

                          National Municipal Bond Funds
                    Evergreen High Grade Municipal Bond Fund
                    Evergreen High Income Municipal Bond Fund
                          Evergreen Municipal Bond Fund
                   Evergreen Short-Intermediate Municipal Fund

                                    EXHIBIT B

                                       TO

                        PRINCIPAL UNDERWRITING AGREEMENT

                                      DATED

                                 MARCH 20, 2003

                              Schedule of Payments

Class A Shares                      Up to 0.30% annually of the average daily
                                    net asset value of Class A  shares of a Fund
                                    A sales charge, the difference between the current offering price of Shares, as set forth in the current prospectus for each Fund, and the net asset value, less any reallowance that is payable in accordance with the sales charge schedule in effect at any given time with respect to the Shares

Class C Shares Up to 1.00% annually of the average daily net asset value of Class C shares of a Fund, consisting of 12b-1 fees at the annual rate of 0.75% of the average daily net asset value of a Fund and service fees of 0.25% of the average daily net asset value of a Fund

                Ex. (e)(2) Class B Principal Underwriting Agreement between the Registrant and Evergreen Distributor,
                                      Inc.

                              AMENDED AND RESTATED

                         CLASS B DISTRIBUTION AGREEMENT

         AGREEMENT, made as of the 20th day of September, 2002 by and between Evergreen Municipal Trust (the "Trust"), separately on behalf of each of the Funds as defined below, and Evergreen Distributor, Inc. ("Distributor").

         WHEREAS, the Trust has adopted a Plan of Distribution with respect to Class B shares of its separate investment series (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") which Plan authorizes the Trust on behalf of the Funds to enter into agreements regarding the distribution of Class B shares (the "Shares") of the separate investment series of the Trust (the "Funds") set forth on Exhibit A, as such Exhibit may be amended from time to time; and

         WHEREAS, the Trust has agreed that the Distributor, a Delaware corporation, shall act as the distributor of the Shares; and

         WHEREAS, the Distributor agrees to act as distributor of the Shares for the period of this Distribution Agreement (the "Agreement");

         NOW,  THEREFORE,   in  consideration  of  the  agreements   hereinafter
contained, it is agreed as follows:

1.       SERVICES AS DISTRIBUTOR

1.1 The Distributor, as agent for the Trust, agrees to use appropriate efforts to promote each Fund and to solicit orders for the purchase of Shares and will undertake such advertising and promotion as it believes reasonable in connection with such solicitation. The services to be performed hereunder by the Distributor are described in more detail in Section 7 hereof. The Distributor may obtain marketing support, including financing for commissions advanced to dealers, brokers or other persons responsible for orders for the Shares, pursuant to the terms of that certain Marketing Services Agreement dated as of January 1, 1998 among the Trust, the Distributor and Evergreen Investment Services, Inc. ("EIS") (which was formerly known as Evergreen Keystone Investment Services Company and prior to that was known as Keystone Investment Distributors Company), as marketing services agent (as amended and supplemented from time to time, the "Marketing Services Agreement"), and pursuant thereto may pay or cause to be paid to EIS all or any portion of the Distribution Fee, Service Fee, Distributor's Spread and CDSCs (each as defined below) to which the Distributor might otherwise be entitled.

1.2 In the event that the Trust establishes additional investment series with respect to which it desires to retain the Distributor to act as distributor for Class B shares hereunder, it shall promptly notify the Distributor in writing. If the Distributor is willing to render such services it shall notify the Trust in writing whereupon such series shall become a Fund and its Class B shares shall become Shares hereunder. The Trust, on behalf of a Fund or Funds may terminate or amend this Agreement (subject to the provisions of Section 7 hereof) as to such Fund or Funds.

1.3 All activities by the Distributor and its agents and employees as the distributor of Shares shall comply with all applicable laws, rules and regulations, including, without limitation, all rules and regulations made or adopted pursuant to the 1940 Act by the Securities and Exchange Commission (the "Commission") or any securities association registered under the Securities Exchange Act of 1934, as amended (the "1934 Act").

1.4 In selling the Shares, the Distributor shall use its best efforts in all respects duly to conform with the requirements of all Federal and state laws relating to the sale of such securities. Neither the Distributor, any selected dealer or any other person is authorized by the Trust to give any information or to make any representations, other than those contained in the Trust's registration statement (the "Registration Statement") or related Fund prospectus and statement of additional information ("Prospectus and Statement of Additional Information") and any sales literature specifically approved by the Trust.

1.5 The Distributor shall adopt and follow procedures, as approved by the officers of the Trust, for the confirmation of sales to investors and selected dealers, the collection of amounts payable by investors and selected dealers on such sales, and the cancellation of unsettled transactions, as may be necessary to comply with the requirements of the National Association of Securities Dealers, Inc. (the "NASD"), as such requirements may from time to time exist.

1.6 The Distributor will transmit any orders received by it for purchase or redemption of Shares to the transfer agent and custodian for the applicable Fund.

1.7 Whenever in their judgment such action is warranted by unusual market, economic or political conditions, or by abnormal circumstances of any kind, the Trust's officers may decline to accept any orders for or make any sales of Shares until such time as those officers deem it advisable to accept such orders and to make such sales.

1.8 The Distributor will act only on its own behalf as principal if it chooses to enter into selling agreements with selected dealers or others. The Distributor shall offer and sell Shares only to such selected dealers as are members, in good standing, of the NASD or are exempt from registration as a broker-dealer under the 1934 Act.

1.9 The Distributor agrees to adopt compliance standards, in a form satisfactory to the Trust, governing the operation of the multiple class distribution system under which Shares are offered.

2.       DUTIES OF THE TRUST.

2.1 The Trust agrees at its own expense to execute any and all documents and to furnish, at its own expense, any and all information and otherwise to take all actions that may be reasonably necessary in connection with the qualification of Shares for sale in such states as the Trust and the Distributor may designate.

2.2 The Trust shall furnish from time to time for use in connection with the sale of Shares such information with respect to the Funds and the Shares as the Distributor may reasonably request and the Trust warrants that any such information shall be true and correct. Upon request, the Trust shall also provide or cause to be provided to the Distributor: (a) unaudited semi-annual statements of each Fund's books and accounts, (b) quarterly earnings statements of each Fund, (c) a monthly itemized list of the securities in each Fund, (d) monthly balance sheets as soon as practicable after the end of each month, and
(e) from time to time such additional information regarding each Fund's financial condition as the Distributor may reasonably request.

3.       REPRESENTATIONS OF THE TRUST.

3.1 The Trust represents to the Distributor that it is registered under the 1940 Act and that the Shares of each of the Funds have been registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust will file such amendments to its Registration Statement as may be required and will use its best efforts to ensure that such Registration Statement remains accurate.

4.       INDEMNIFICATION.

4.1 The Trust shall indemnify and hold harmless the Distributor, its officers and directors, and each person, if any, who controls the Distributor within the meaning of Section 15 of the Securities Act (the "Distributor Indemnitees") against any loss, liability, claim, damage or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damage or expense and reasonable counsel fees incurred in connection therewith), which any Distributor Indemnitee may incur under the Securities Act or under common law or otherwise, arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in the Registration Statement, as from time to time amended or supplemented, any prospectus or annual or interim report to shareholders of the Trust, or arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated therein or necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in connection therewith by or on behalf of the Distributor, provided, however, that in no case (i) is the indemnity of the Trust in favor of the Distributor Indemnitees to be deemed to protect the Distributor Indemnitees against any liability to the Trust, any Fund or any security holders thereof to which the Distributor Indemnitees would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of the reckless disregard of their obligations and duties under this Agreement; or (ii) is the Trust to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against any Distributor Indemnitee unless the Distributor Indemnitee shall have notified the Trust in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Distributor Indemnitee (or after the Distributor Indemnitee shall have received notice of such service on any designated agent), but failure to notify the Trust of any such claim shall not relieve it from any liability which it may have to the person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph. The Trust will be entitled to participate at its own expense in the defense, or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but if the Trust elects to assume the defense, such defense shall be conducted by counsel chosen by it and satisfactory to the Distributor Indemnitee(s) defendant or defendants in the suit. In the event the Trust elects to assume the defense of any such suit and retain such counsel, the Distributor Indemnitee(s), defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them, but, in case the Trust does not elect to assume the defense of any such suit, it will reimburse the Distributor Indemnitee(s) defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Trust shall promptly notify the Distributor of the commencement of any litigation or proceeding against it or any of its officers or directors in connection with the issuance or sale of any of the Shares.

4.2 The Distributor shall indemnify and hold harmless the Trust and each Fund and each of their directors and officers and each person, if any, who controls the Trust or any Fund within the meaning of Section 15 of the Securities Act (the "Trust Indemnitees") against any loss, liability, claim, damage or expense described in the foregoing indemnity contained in paragraph 4.1, but only with respect to statements or omissions made in reliance upon, and in conformity with, information furnished to the Trust or Fund in writing by or on behalf of the Distributor for use in connection with the Registration Statement, as from time to time amended or supplemented, any prospectus or the annual or interim reports to shareholders. In case any action shall be brought against any Trust Indemnitees, in respect of which indemnity may be sought against the
Distributor, the Distributor shall have the rights and duties given to the Trust, and each Trust Indemnitee shall have the rights and duties given to the Distributor, by the provisions of paragraph 4.1.

5.       OFFERING OF SHARES.

5.1 None of the Shares shall be offered by either the Distributor or the Trust under any of the provisions of this Agreement, and no orders for the purchase or sale of Shares hereunder shall be accepted by the Trust, if and so long as the effectiveness of the Registration Statement then in effect or any necessary amendments thereto shall be suspended under any of the provisions of the Securities Act or if and so long as a current prospectus and statement of additional information as required by Section 10(b) (2) of the Securities Act, as amended, are not on file with the Commission; provided, however, that nothing contained in this paragraph 5.1 shall in any way restrict or have any application to or bearing upon the Trust's obligation to repurchase Shares from any shareholder in accordance with the provisions of the prospectus of each Fund or the Trust's prospectus or Declaration of Trust.

6.       AMENDMENTS TO REGISTRATION STATEMENT AND OTHER MATERIAL EVENTS.

6.1 The Trust agrees to advise the Distributor as soon as reasonably practical by a notice in writing delivered to the Distributor: (a) of any request or action taken by the Commission which is material to the Distributor's obligations hereunder or (b) any material fact of which the Trust becomes aware which affects the Distributor's obligations hereunder. For purposes of this section, informal requests by or acts of the Staff of the Commission shall not be deemed actions of or requests by the Commission.

7.       COMPENSATION OF DISTRIBUTOR

7.1 (a) On all sales of Shares the Fund shall receive the current net asset value. The Trust in respect of each Fund shall pay to the Distributor or to its order a fee (the "Distribution Fee") in respect of the Shares of each such Fund at the rate of 0.75% per annum of the average daily net asset value of the Shares of such Fund, subject to the limitation on the maximum amount of such fees under Business Conduct Rule 2830 (d) (2) of the National Association of Securities Dealers, Inc. ("NASD") Business Conduct Rules (the "Business Conduct Rules") as applicable to such Distribution Fee on the date hereof, as compensation for services provided in connection with the offer and sale of Shares and shall also pay to the Distributor or to its order contingent deferred sales charges ("CDSCs") as set forth in the Fund's current Prospectus and Statement of Additional Information, and as required by this Agreement. The Fund shall also make payments to the Distributor or to its order consisting of shareholder service fees ("Service Fees") at the rate of 0.25% per annum of the average daily net asset value of the Shares. The Distributor may allow all or a part of said Distribution Fee and CDSCs received by it (and not paid to others as hereinafter provided) to such brokers, dealers or other persons as Distributor may determine. The Distributor may also pay Service Fees received by it (and not paid to others as hereinafter provided) to brokers, dealers or other persons providing services to shareholders.

                  (b) As promptly as possible after the first Business Day (as defined in the Prospectus) following the twentieth day of each month, the Trust shall pay to the Distributor or to its order the Distributor's Allocable Portion of the Distribution Fee, any CDSCs and any Service Fees that may be due in respect of each Fund.

                  (c) The Trust agrees to cause its  transfer  agent to maintain the records and arrange for the payments on behalf of the Trust in respect of each Fund at the times and in the amounts and to the accounts required by Schedule I hereto, as the same may be amended from time to time. It is acknowledged and agreed that by virtue of the operation of Schedule I hereto the Distribution Fee paid by the Trust to the Distributor in respect of Shares of each Fund, may, to the extent provided in Schedule I hereto, take into account the Distribution Fee payable by such Fund in respect of other existing and future classes and/or sub-classes of shares of such Fund which would be treated as "Shares" under Schedule I hereto. The Trust will limit amounts paid to any subsequent principal underwriters of Shares of a Fund to the portion of the Asset Based Sales Charge paid in respect of Shares attributable to such Shares the Date of Original Purchase of which occurred after the termination of this Distribution Agreement.

                  The Trust shall cause the transfer agent and sub-transfer agents for each Fund to withhold from redemption proceeds payable to holders of Shares of such Fund on redemption thereof the CDSCs payable upon redemption thereof as set forth in the then current Prospectus and/or Statement of Additional Information of such Fund and to pay to the Distributor or to its order such CDSCs paid in respect of Class B Shares of such Fund.

                  (d) The Distributor shall be considered to have completely earned the right to the payment of the Distribution Fee and the right to payment over to it or to its order of the CDSC in respect of Shares of a Fund as provided for hereby upon the completion of the sale of each Commission Share of such Fund (as defined in Schedule I hereto).

                   (e) Except as provided in Section 7(F) below in respect of the Distribution Fee only, the Trust's obligation to pay to the Distributor or to its order the Distribution Fee in respect of a Fund and to pay over to the Distributor or to its order CDSCs provided for hereby shall be absolute and unconditional and shall not be subject to dispute, offset, counterclaim or any defense whatsoever (it being understood that nothing in this sentence shall be deemed a waiver by the Trust of its right separately to pursue any claims it may have against the Distributor with respect to a Fund and enforce such claims against any assets (other than the Distributor's right to the Distribution Fee and CDSCs (the "Collection Rights" )) of the Distributor.

                   (f) Notwithstanding anything in this Agreement to the contrary, the Trust in respect of each Fund shall pay to the Distributor or to its order the Distribution Fee provided for hereby notwithstanding its termination as Distributor for the Shares of such Fund or any termination of this Agreement and such payment of such Distribution Fee, and that obligation and the method of computing such payment, shall not be changed or terminated except to the extent required by any change in applicable law, including, without limitation, the 1940 Act, the Rules promulgated thereunder by the Securities and Exchange Commission and the Business Conduct Rules, in each case enacted or promulgated after January 1, 1998, or in connection with a Complete Termination (as hereinafter defined). For the purposes of this Section 7, "Complete Termination" means in respect of a Fund a termination of such
         Fund's Rule 12b-1 plan for Class B Shares involving the cessation of payments of the Distribution Fee, and the cessation of payments of the Distribution Fee pursuant to every other Rule 12b-1 plan of such Fund for every existing or future B-Class-of-Shares (as hereinafter defined) and the Fund's discontinuance of the offering of every existing or future B-Class-of-Shares, which conditions shall be deemed satisfied when they are first complied with hereafter and so long thereafter as they are complied with prior to the date upon which the Distributor shall have received all Distribution Fees and CDSCs, to which it is entitled pursuant to this Section 7. For purposes of this Section 7, the term B-Class-of-Shares means the Shares of each Fund and each other class of shares of such Fund hereafter issued which would be treated as Shares under Schedule I hereto or which has substantially similar economic characteristics to the B Class of Shares taking into account the total sales charge, CDSC or other similar charges borne directly or indirectly by the holders of the shares of such class. The parties agree that the existing C Class of shares of any Fund does not have substantially similar economic characteristics to the B-Class-of-Shares taking into account the total sales charge, CDSCs or other similar charges borne directly or indirectly by the holders of such shares.
         For purposes of clarity the parties to the Agreement hereby state that they intend that a new installment load class of shares which is authorized by Rule 6c-10 under the 1940 Act will be considered to be a B-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing Class B Shares taking into account the total sales charge, CDSCs or other similar charges borne directly or indirectly by the holder of such shares and will not be considered to be a B-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing Class C shares of the Fund taking into account the total sales charge, CDSCs or other similar charges borne directly or indirectly by the holders of such shares.

        (g) The Distributor may assign, sell or otherwise transfer any part of the Distribution Fee and CDSCs and obligations of the Trust with respect to a Fund related thereto (but not the Distributor's obligations to the Trust with respect to such Fund provided for in this Agreement, except that the Distributor may obtain marketing support from EIS pursuant to the Marketing Services Agreement and may delegate or sub-contract certain functions to other broker-dealers so long as the Distributor remains employed by the Trust with respect to such Fund) to any person (an "Assignee") and any such assignment shall be effective upon written notice to the Trust by the Distributor. In connection therewith the Trust shall pay all or any amounts in respect of the Distribution Fee and CDSCs directly to the Assignee thereof as directed in a writing by the Distributor with the consent of the Trust.

                  The Trust will not, to the extent it may otherwise be empowered to do so, change or waive any CDSC with respect to Class B Shares, except as provided in a Fund's Prospectus or Statement of Additional Information without the Distributor's or Assignee's consent, as applicable. Notwithstanding anything to the contrary in this Agreement or any termination of this Agreement or the Distributor as principal underwriter for the Shares of the Funds, the Distributor shall be entitled to be paid the CDSCs attributable to Shares the Date of Original Purchase of which occurred before the termination of this Distribution Agreement whether or not a Fund's Rule 12b-1 plan for B Shares is terminated and whether or not any such termination is a Complete Termination, as defined above.

        (h) Under this Agreement, the Distributor shall: (i) make payments to securities dealers and others engaged in the sale of Shares; (ii) make payments of principal and interest in connection with the financing of commission payments made by the Distributor in connection with the sale of Shares; (iii) incur the expense of obtaining such support services, telephone facilities and shareholder services as may reasonably be required in connection with its duties hereunder; (iv) formulate and implement marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (v) prepare, print and distribute sales literature; (vi) prepare, print and distribute Prospectuses of the Funds and reports for recipients other than existing shareholders of the Funds; and (vii) provide to the Trust such information, analyses and opinions with respect to marketing and promotional activities as the Trust may, from time to time, reasonably request.

        (i) The Distributor shall prepare and deliver reports to the Treasurer of the Trust on a regular, at least monthly, basis, showing the distribution expenditures incurred by the Distributor in connection with its services rendered pursuant to this Agreement and the Plan and the purposes therefor, as well as any supplemental reports as the Trustees, from time to time, may reasonably request.

        (j) The Distributor may retain the difference between the current offering price of Shares, as set forth in the current Prospectus for each Fund, and net asset value ("Distributor's Spread"), less any reallowance that is payable in accordance with the sales charge schedule in effect at any given time with respect to the Shares.

        (k) The Distributor may retain any CDSCs payable with respect to the redemption of any Shares, provided however, that any CDSCs received by the Distributor shall first be applied by the Distributor or its Assignee to any outstanding amounts payable or which may in the future be payable by the Distributor or its Assignee under financing arrangements entered into in connection with the payment of commissions on the sale of Shares.

         8.       CONFIDENTIALITY, NON-EXCLUSIVE AGENCY.

         8.1. The Distributor agrees on behalf of itself and its employees to treat confidentially and as proprietary information of the Trust all records and other information relative to the Funds and its prior, present or potential shareholders, and, other than in connection with payments to Assignees, not to use such records and information for any purpose other than performance of its responsibilities and to obtain approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where the Distributor may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

         8.2. Nothing contained in this Agreement shall prevent the Distributor, or any affiliated person of the Distributor, from performing services similar to those to be performed hereunder for any other person, firm, or corporation or for its or their own accounts or for the accounts of others.

9.       TERM.

9.1 This Agreement shall continue until December 31, 2003 and thereafter for successive annual periods, provided such continuance is specifically approved at least annually by (i) a vote of the majority of the Trustees of the Trust and
(ii) a vote of the majority of those Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan, in this Agreement or any agreement related to the Plan (the "Independent Trustees") by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable at any time, with respect to the Trust, without penalty, (a) on not less than 60 days' written notice by vote of a majority of the Independent Trustees, or by vote of the holders of a majority of the outstanding voting securities of the affected Fund, or (b) upon not less than 60 days' written notice by the Distributor. This Agreement may remain in effect with respect to a Fund even if it has been terminated in accordance with this paragraph with respect to one or more other Funds of the Trust. This Agreement will also terminate automatically in the event of its assignment, which shall not include any assignment by the Distributor in accordance with Section 7 hereof. (As used in this Agreement, the terms "majority of the outstanding voting securities", "interested persons", and "assignment" shall have the same meaning as such terms have in the 1940 Act.)

10.      MISCELLANEOUS.

10.1     This Agreement shall be governed by the laws of the State of New York.

10.2 The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their constructions or effect.

10.3 The obligations of the Trust hereunder are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Trust and only the Trust's property shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below.

EVERGREEN DISTRIBUTOR, INC.                 EVERGREEN MUNICIPAL TRUST

By: _/s/ Anthony Fischer______            By: __/s/ Catherine Foley___________
Title:                                                        Title:

                                                             As of July 14, 2003

                            EVERGREEN MUNICIPAL TRUST
                      Southern State Municipal Bond Funds
               Evergreen Florida High Income Municipal Bond Fund
                     Evergreen Florida Municipal Bond Fund
                     Evergreen Georgia Municipal Bond Fund
                     Evergreen Maryland Municipal Bond Fund
                  Evergreen North Carolina Municipal Bond Fund
                  Evergreen South Carolina Municipal Bond Fund
                     Evergreen Virginia Municipal Bond Fund

                           State Municipal Bond Funds
                   Evergreen Connecticut Municipal Bond Fund
                    Evergreen New Jersey Municipal Bond Fund
                    Evergreen California Municipal Bond Fund
           (formerly Evergreen Offit California Municipal Bond Fund)
                     Evergreen New York Municipal Bond Fund
            (formerly Evergreen Offit New York Municipal Bond Fund)
                   Evergreen Pennsylvania Municipal Bond Fund

                          National Municipal Bond Funds
                    Evergreen High Grade Municipal Bond Fund
                    Evergreen High Income Municipal Bond Fund
                          Evergreen Municipal Bond Fund
                   Evergreen Short-Intermediate Municipal Fund

                Ex. (e)(3) Class I Principal Underwriting Agreement between the Registrant and Evergreen Distributor,
                                      Inc.

                            EVERGREEN MUNICIPAL TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116

                                                             May 11, 2001

Evergreen Distributor, Inc.
90 Park Avenue
New York, NY 10016

To Whom It May Concern:

Effective as of May 11, 2001, the Board of Trustees approved the renaming of the Class Y shares for each Fund within the Evergreen Municipal Trust that offered Class Y shares as of this date to Class I shares. Other than the letter designation, there are no other changes to this class of shares.

                             EVERGREEN MUNICIPAL TRUST on behalf of:

                             Evergreen  Connecticut  Municipal  Bond Fund
                             Evergreen Florida High Income Municipal Bond Fund Evergreen Florida Municipal Bond Fund
                             Evergreen  Georgia Municipal Bond Fund
                             Evergreen High Grade Municipal   Bond  Fund
                             Evergreen High Income Municipal Bond Fund Evergreen Maryland Municipal Bond Fund Evergreen Municipal Bond Fund
                             Evergreen New Jersey Municipal  Bond  Fund
                             Evergreen   North  Carolina  Municipal  Bond Fund
                             Evergreen Pennsylvania  Municipal Bond Fund
                             Evergreen Short-Intermediate Municipal Bond Fund Evergreen South Carolina Municipal Bond Fund Evergreen Virginia Municipal Bond Fund


                      By: __/s/ Maureen E. Towle________________________
                                Maureen E. Towle
                                Assistant Secretary


Accepted and Agreed:

EVERGREEN DISTRIBUTOR, INC.


By:      __/s/ Charles L. Booth____________________
         Charles L. Booth, Vice President

Dated as of May 11, 2001

                       PRINCIPAL UNDERWRITING AGREEMENT
                            EVERGREEN MUNICIPAL TRUST
                                CLASS Y SHARES

         AGREEMENT made this 18th day of September, 1997 by and between Evergreen Municipal Trust on behalf of its series listed on Exhibit A attached hereto (such Trust and series referred to herein as "Fund" individually or "Funds" collectively) and Evergreen Distributor, Inc., a Delaware corporation ("Principal Underwriter").

         It is hereby mutually agreed as follows:

         1. The Fund hereby appoints Principal Underwriter a principal underwriter of the Class Y shares of beneficial interest of the Fund ("Shares") as an independent contractor upon the terms and conditions hereinafter set forth. Except as the Fund may from time to time agree, Principal Underwriter will act as agent for the Fund and not as principal.

         2. Principal Underwriter will use its best efforts to find purchasers for the Shares, to promote distribution of the Shares and may obtain orders from brokers, dealers or other persons for sales of Shares to them. No such brokers, dealers or other persons shall have any authority to act as agent for the Fund; such brokers, dealers or other persons shall act only as principal in the sale of Shares.

         3. Sales of Shares by Principal Underwriter shall be at the applicable public offering price determined in the manner set forth in the prospectus and/or statement of additional information of the Fund current at the time of the Fund's acceptance of the order for Shares. Principal Underwriter shall have the right to sell Shares at net asset value, if such sale is permissible under and consistent with applicable statutes, rules, regulations and orders. All orders shall be subject to acceptance by the Fund, and the Fund reserves the right, in its sole discretion, to reject any order received. The Fund shall not be liable to anyone for failure to accept any order.

         4. On all sales of Shares, the Fund shall receive the current net asset value.

         5. Payment to the Fund for Shares shall be in New York or Boston Clearing House funds received by Principal Underwriter within three (3) business days after notice of acceptance of the purchase order and the amount of the applicable public offering price has been given to the purchaser. If such payment is not received within such three-day period, the Fund reserves the right, without further notice, forthwith to cancel its acceptance of any such order. The Fund shall pay such issue taxes as may be required by law in connection with the issuance of the Shares.

         6. Principal Underwriter shall not make in connection with any sale or solicitation of a sale of the Shares any representations concerning the Shares except those contained in the then current prospectus and/or statement of additional information covering the Shares and in printed information approved by the Fund as information supplemental to such prospectus and statement of additional information. Copies of the then current prospectus and statement of additional information and any such printed supplemental information will be supplied by the Fund to Principal Underwriter in reasonable quantities upon request.

         7. Principal Underwriter agrees to comply with the Business Conduct Rules of the National Association of Securities Dealers, Inc.

         8. The Fund appoints Principal Underwriter as its agent to accept orders for redemptions and repurchases of Shares at values and in the manner determined in accordance with the then current prospectus and/or statement of additional information of the Fund.

         9. The Fund agrees to indemnify and hold harmless the Principal Underwriter, its officers and Directors and each person, if any, who controls the Principal Underwriter within the meaning of Section 15 of the Securities Act of 1933 ("1933 Act"), against any losses, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Principal Underwriter, its officers, Directors or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon

                  a) any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or

                  b) any omission or alleged omission to state a material fact required to be stated in the Fund's registration statement, prospectus or statement of additional information necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance and in conformity with information furnished to the Fund by the Principal Underwriter for use in the Fund's registration statement, prospectus or statement of additional information, such indemnification is not applicable. In no case shall the Fund indemnify the Principal Underwriter or its controlling person as to any amounts incurred for any liability arising out of or based upon any action for which the Principal Underwriter, its officers and Directors or any controlling person would otherwise be subject to liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its obligations and duties under this Agreement.

         10. The Principal Underwriter agrees to indemnify and hold harmless the Fund, its officers, Trustees and each person, if any, who controls the Fund within the meaning of Section 15 of the 1933 Act against any loss, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Fund, its officers, Trustees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise arising out of the acquisition of any Shares by any person which

                  a) may be based upon any wrongful act by the Principal Underwriter or any of its employees or representatives, or

                  b) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or any omission or alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished or confirmed in writing to the Fund by the Principal Underwriter.

         11. The Fund agrees to execute such papers and to do such acts and things as shall from time to time be reasonably requested by Principal Underwriter for the purpose of qualifying the Shares for sale under the so-called "blue sky" laws of any state or for registering Shares under the 1933 Act or the Fund under the Investment Company Act of 1940 ("1940 Act"). Principal Underwriter shall bear the expense of preparing, printing and distributing advertising, sales literature, prospectuses and statements of additional information. The Fund shall bear the expense of registering Shares under the 1933 Act and the Fund under the 1940 Act, qualifying Shares for sale under the so-called "blue sky" laws of any state, the preparation and printing of prospectuses, statements of additional information and reports required to be filed with the Securities and Exchange Commission and other authorities, the preparation, printing and mailing of prospectuses and statements of additional information to shareholders of the Fund, and the direct expenses of the issuance of Shares.

         12. This Agreement shall become effective as of the date of the commencement of operations of the Fund and shall remain in force for two years unless sooner terminated or continued as provided below. This Agreement shall continue in effect after such term if its continuance is specifically approved by a majority of the Trustees of the Fund at least annually in accordance with the 1940 Act and the rules and regulations thereunder.

         This Agreement may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees or by a vote of a majority of the Fund's outstanding Shares on not more than sixty (60) days written notice to any other party to the Agreement; and shall terminate automatically in the event of its assignment (as defined in the 1940 Act).

         13. This Agreement shall be construed in accordance with the laws of The Commonwealth of Massachusetts. All sales hereunder are to be made, and title to the Shares shall pass, in Boston, Massachusetts.

         14. The Fund is a series of a Delaware business trust established under a Declaration of Trust, as it may be amended from time to time. The obligations of the Fund are not personally binding upon, nor shall recourse be had against, the private property of any of the Trustees, shareholders, officers, employees or agents of the Fund, but only the property of the Fund shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective officers thereunto duly authorized at Boston, Massachusetts, as of the day and year first written above.

                                     EVERGREEN MUNICIPAL TRUST


                                     By: /s/ John J. Pileggi
                                         John J. Pileggi

                                      EVERGREEN DISTRIBUTOR, INC.

                                     By:  /s/ William Tomko
                                          William Tomko

                                    EXHIBIT A

                                                            As of July 14, 2003

                            EVERGREEN MUNICIPAL TRUST
                      Southern State Municipal Bond Funds
               Evergreen Florida High Income Municipal Bond Fund
                     Evergreen Florida Municipal Bond Fund
                     Evergreen Georgia Municipal Bond Fund
                     Evergreen Maryland Municipal Bond Fund
                  Evergreen North Carolina Municipal Bond Fund
                  Evergreen South Carolina Municipal Bond Fund
                     Evergreen Virginia Municipal Bond Fund

                           State Municipal Bond Funds
                   Evergreen Connecticut Municipal Bond Fund
                    Evergreen New Jersey Municipal Bond Fund
                    Evergreen California Municipal Bond Fund
           (formerly Evergreen Offit California Municipal Bond Fund)
                     Evergreen New York Municipal Bond Fund
            (formerly Evergreen Offit New York Municipal Bond Fund)
                   Evergreen Pennsylvania Municipal Bond Fund

                          National Municipal Bond Funds
                    Evergreen High Grade Municipal Bond Fund
                    Evergreen High Income Municipal Bond Fund
                          Evergreen Municipal Bond Fund
                   Evergreen Short-Intermediate Municipal Fund

           Ex. (h)(1) Master Administrative Services Agreement between the Registrant and Evergreen Investment Services, Inc.

                    MASTER ADMINISTRATIVE SERVICES AGREEMENT

         This Administrative Services Agreement is made as of this 2nd day of January, 2002 between the Evergreen Trusts listed on SCHEDULE A, each a Delaware business trust (herein called individually the "Trust" and together the "Trusts"), and Evergreen Investment Services, Inc., a Delaware corporation (herein called "EIS").


                              W I T N E S S E T H:


         WHEREAS, each Trust is a Delaware business trust consisting of one or more series which operates as an open-end management investment company and is so registered under the Investment Company Act of 1940; and

         WHEREAS, each Trust desires to retain EIS as its Administrator to provide it with administrative services and EIS is willing to render such services.


         NOW, THEREFORE, in consideration of the premises and mutual covenants set forth herein, the parties hereto agree as follows:


1. APPOINTMENT OF ADMINISTRATOR. Each Trust hereby appoints EIS as Administrator of the Trust and each of its series listed on SCHEDULE A attached hereto on the terms and conditions set forth in this Agreement; and EIS hereby accepts such appointment and agrees to perform the services and duties set forth in Section 2 of this Agreement in consideration of the compensation provided for in Section 4 hereof.

2. SERVICES AND DUTIES. As Administrator, and subject to the supervision and control of the Trustees of each Trust, EIS will hereafter provide facilities, equipment and personnel to carry out the following administrative services for operation of the business and affairs of each Trust and each of its series:

         (a) Prepare, file and maintain each Trust's governing documents, including the Declaration of Trust (which has previously been prepared and filed), the By laws, minutes of meetings of Trustees and shareholders, and proxy statements for meetings of shareholders;

         (b) Prepare and file with the Securities and Exchange Commission and the appropriate state securities authorities the registration statements for each Trust and each Trust's shares and all amendments thereto, reports to regulatory authorities and shareholders, prospectuses, proxy statements, and such other documents as may be necessary or convenient to enable the Trust to make a continuous offering of its shares;

         (c) Prepare, negotiate and administer contracts on behalf of each Trust with, among others, each Trust's distributor, and custodian and transfer agent;

         (d) Supervise each Trust's fund accounting agent in the maintenance of each Trust's general ledger and in the preparation of each Trust's financial statements, including oversight of expense accruals and payments and the determination of the net asset value of each Trust's assets and of each Trust's shares, and of the declaration and payment of dividends and other distributions to shareholders;

         (e) Calculate performance data of each Trust for dissemination to information services covering the investment company industry;

         (f) Prepare and file each Trust's tax returns;

         (g) Examine and review the operations of each Trust's custodian and transfer agent;

         (h) Coordinate the layout and printing of publicly disseminated prospectuses and reports;

         (i) Prepare various shareholder reports;


         (j) Assist with the design, development and operation of new series of each Trust;


         (k) Coordinate shareholder meetings;

         (l) Provide general compliance services; and


         (m) Advise each Trust and its Trustees on matters concerning the Trust and its affairs.

         The foregoing, along with any additional services that EIS shall agree in writing to perform for each Trust hereunder, shall hereafter be referred to as "Administrative Services." Administrative Services shall not include any duties, functions, or services to be performed for each Trust by such Trust's investment adviser, distributor, custodian or transfer agent pursuant to their agreements with such Trust.

3. EXPENSES. EIS shall be responsible for expenses incurred in providing office space, equipment and personnel as may be necessary or convenient to provide the Administrative Services to each Trust. Each Trust shall be responsible for all other expenses incurred by EIS on behalf of such Trust, including without limitation postage and courier expenses, printing expenses, registration fees, filing fees, fees of outside counsel and independent auditors, insurance premiums, fees payable to Trustees who are not EIS employees, and trade association dues.

4. COMPENSATION. As compensation for the Administrative Services provided to the Trusts with respect to their series, the Trusts hereby agree to pay and EIS hereby agrees to accept as full compensation for its services rendered hereunder an administrative fee, calculated daily and payable monthly, at an annual rate determined in accordance with SCHEDULE B attached hereto.

5. RESPONSIBILITY OF ADMINISTRATOR. EIS shall not be liable for any error of judgment or mistake of law or for any loss suffered by any Trust in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. EIS shall be entitled to rely on and may act upon advice of counsel (who may be counsel for the Trusts) on all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice. Any person, even though also an officer, director, partner, employee or agent of EIS, who may be or become an officer, trustee, employee or agent of the Trusts, shall be deemed, when rendering services to the Trusts or acting on any business of the Trusts (other than services or business in connection with the duties of EIS hereunder) to be rendering such services to or acting solely for the Trusts and not as an officer, director, partner, employee or agent or one under the control or direction of EIS even though paid by EIS.


6. DURATION AND TERMINATION.


         (a) This Agreement shall be in effect until December 31, 2002, and shall continue in effect from year to year thereafter, provided it is approved, at least annually, by a vote of a majority of Trustees of the Trusts including a majority of the disinterested Trustees.

         (b) This Agreement may be terminated at any time, without payment of any penalty, on sixty (60) day's prior written notice by a vote of a majority of any Trust's Trustees or by EIS.


 7. AMENDMENT. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which an enforcement of the change, waiver, discharge or termination is sought.


8. NOTICES. Notices of any kind to be given to any Trust hereunder by EIS shall be in writing and shall be duly given if delivered to such Trust at: 200 Berkeley Street, Boston, MA 02116, Attention: Secretary. Notices of any kind to be given to EIS hereunder by any Trust shall be in writing and shall be duly given if delivered to EIS at 200 Berkeley Street, Boston, Massachusetts 02116.
Attention: Chief Administrative Officer.

9. LIMITATION OF LIABILITY. EIS is hereby expressly put on notice of the limitation of liability as set forth in each Trust's Declaration of Trust and agrees that the obligations pursuant to this Agreement of a particular series and of each Trust with respect to that particular series be limited solely to the assets of that particular series, and EIS shall not seek satisfaction of any such obligation from the assets of any other series, the shareholders of any series, the Trustees, officers, employees or agents of the Trust, or any of them.


10. MISCELLANEOUS. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court or regulatory agency decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. Subject to the provisions of Section 5 hereof, this Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by Delaware law; provided, however, that nothing herein shall be construed in a manner inconsistent with the Investment Company Act of 1940 or any rule or regulation promulgated by the Securities and Exchange Commission thereunder.

         IN WITNESS WHEREOF, the parties hereto have caused this Master Administrative Services Agreement to be executed by their officers designated below as of the day and year first above written.


EVERGREEN EQUITY TRUST EVERGREEN FIXED INCOME TRUST EVERGREEN MUNICIPAL TRUST EVERGREEN INTERNATIONAL TRUST EVERGREEN MONEY MARKET TRUST EVERGREEN SELECT EQUITY TRUST EVERGREEN SELECT FIXED INCOME TRUST EVERGREEN SELECT MONEY MARKET TRUST EVERGREEN VARIABLE ANNUITY TRUST



By:_/s/ Michael H. Koonce___________
Name:  Michael H. Koonce
Title:  Secretary



EVERGREEN INVESTMENT SERVICES, INC.



By:_/s/ Carol A. Kosel_____________
Name:  Carol A. Kosel
Title:  Senior Vice President

                                   SCHEDULE A
                              (As of July 14, 2003)

                       EVERGREEN SELECT FIXED INCOME TRUST
                         Evergreen Adjustable Rate Fund
                            Evergreen Core Bond Fund
                     Evergreen Short Intermediate Bond Fund
                         Evergreen Fixed Income Fund II
                      Evergreen Select High Yield Bond Fund
                   Evergreen Intermediate Municipal Bond Fund
           (formerly Evergreen Intermediate Term Municipal Bond Fund)
                        Evergreen International Bond Fund
                         Evergreen Limited Duration Fund

                          EVERGREEN SELECT EQUITY TRUST
                           Evergreen Core Equity Fund
                           Evergreen Equity Index Fund
                     Evergreen Select Strategic Growth Fund
                          Evergreen Special Equity Fund
                         Evergreen Strategic Value Fund

                       EVERGREEN SELECT MONEY MARKET TRUST
             Evergreen Institutional 100% Treasury Money Market Fund
                    Evergreen Institutional Money Market Fund
               Evergreen Institutional Municipal Money Market Fund
               Evergreen Institutional Treasury Money Market Fund
            Evergreen Institutional U.S. Government Money Market Fund
                Evergreen Prime Cash Management Money Market Fund
                                    SNAP Fund

                            EVERGREEN MUNICIPAL TRUST
                    Evergreen Connecticut Municipal Bond Fund
                Evergreen Florida High Income Municipal Bond Fund
                      Evergreen Florida Municipal Bond Fund
                      Evergreen Georgia Municipal Bond Fund
                    Evergreen High Grade Municipal Bond Fund
                    Evergreen High Income Municipal Bond Fund
                     Evergreen Maryland Municipal Bond Fund
                          Evergreen Municipal Bond Fund

                    Evergreen New Jersey Municipal Bond Fund
                  Evergreen North Carolina Municipal Bond Fund

                    Evergreen California Municipal Bond Fund
            (formerly Evergreen Offit California Municipal Bond Fund)
                     Evergreen New York Municipal Bond Fund
             (formerly Evergreen Offit New York Municipal Bond Fund)

                   Evergreen Pennsylvania Municipal Bond Fund
                Evergreen Short-Intermediate Municipal Bond Fund
                  Evergreen South Carolina Municipal Bond Fund
                     Evergreen Virginia Municipal Bond Fund


                             EVERGREEN EQUITY TRUST

                        Evergreen Aggressive Growth Fund
                         Evergreen Asset Allocation Fund

                             Evergreen Balanced Fund
                            Evergreen Blue Chip Fund

                          Evergreen Capital Growth Fund
                         Evergreen Emerging Growth Fund
                 (formerly Evergreen Small Company Growth Fund)

                          Evergreen Equity Income Fund
                            Evergreen Foundation Fund
                                 Evergreen Fund
                        Evergreen Growth and Income Fund
                              Evergreen Growth Fund
                           Evergreen Health Care Fund
                         Evergreen Large Cap Value Fund
                       Evergreen Large Company Growth Fund

                          Evergreen Mid Cap Value Fund
                           Evergreen Market Index Fund
                       Evergreen Market Index Growth Fund
                        Evergreen Market Index Value Fund

                             Evergreen Masters Fund
                              Evergreen Omega Fund
                            Evergreen Premier 20 Fund
                         Evergreen Small Cap Value Fund
                  (formerly Evergreen Small Cap Value Fund II)
                          Evergreen Special Values Fund
                          Evergreen Stock Selector Fund
                     Evergreen Tax Strategic Foundation Fund
                            Evergreen Technology Fund
                  Evergreen Utility and Telecommunications Fund

                          EVERGREEN FIXED INCOME TRUST

                         Evergreen Diversified Bond Fund
                         Evergreen High Yield Bond Fund
                       Evergreen Mortgage Securities Fund
                         Evergreen Strategic Income Fund
                         Evergreen U.S. Government Fund
                         Evergreen Ultra Short Bond Fund

                          EVERGREEN INTERNATIONAL TRUST

                     Evergreen Emerging Markets Growth Fund
                          Evergreen Global Leaders Fund
                       Evergreen Global Opportunities Fund
                       Evergreen International Equity Fund
                 (formerly Evergreen International Growth Fund)
                         Evergreen Precious Metals Fund

                          EVERGREEN MONEY MARKET TRUST

                Evergreen California Municipal Money Market Fund
                  Evergreen Florida Municipal Money Market Fund
                           Evergreen Money Market Fund
                      Evergreen Municipal Money Market Fund
                Evergreen New Jersey Municipal Money Market Fund
                 Evergreen New York Municipal Money Market Fund
               Evergreen Pennsylvania Municipal Money Market Fund
                      Evergreen Treasury Money Market Fund
                   Evergreen U.S. Government Money Market Fund

                        EVERGREEN VARIABLE ANNUITY TRUST

                           Evergreen VA Blue Chip Fund
                        Evergreen VA Capital Growth Fund
                           Evergreen VA Core Bond Fund
                         Evergreen VA Equity Index Fund
                          Evergreen VA Foundation Fund
                                Evergreen VA Fund
                        Evergreen VA Global Leaders Fund
                       Evergreen VA Growth and Income Fund
                            Evergreen VA Growth Fund
                          Evergreen VA High Income Fund
                     Evergreen VA International Equity Fund
                (formerly Evergreen VA International Growth Fund)
                            Evergreen VA Masters Fund
                             Evergreen VA Omega Fund
                       Evergreen VA Small Cap Values Fund
                  (formerly Evergreen VA Small Cap Value Fund)
                        Evergreen VA Special Equity Fund
                       Evergreen VA Strategic Income Fund

                                   SCHEDULE B
                              (As of July 14, 2003)


 FEE SCHEDULE FOR THE FOLLOWING FLUCTUATING FUNDS (the " Fluctuating Funds")*:

                      EVERGREEN SELECT FIXED INCOME TRUST

                         Evergreen Adjustable Rate Fund
                            Evergreen Core Bond Fund
                     Evergreen Short Intermediate Bond Fund
                        Evergreen Fixed Income Fund II**
                     Evergreen Select High Yield Bond Fund
                   Evergreen Intermediate Municipal Bond Fund
                       Evergreen International Bond Fund
                        Evergreen Limited Duration Fund

                         EVERGREEN SELECT EQUITY TRUST

                           Evergreen Core Equity Fund
                          Evergreen Equity Index Fund
                         Evergreen Special Equity Fund
                         Evergreen Strategic Value Fund

                            EVERGREEN MUNICIPAL TRUST

                   Evergreen Connecticut Municipal Bond Fund
                    Evergreen New Jersey Municipal Bond Fund
                   Evergreen Pennsylvania Municipal Bond Fund
                    Evergreen California Municipal Bond Fund
           (formerly Evergreen Offit California Municipal Bond Fund)
                     Evergreen New York Municipal Bond Fund
            (formerly Evergreen Offit New York Municipal Bond Fund)
               Evergreen Florida High Income Municipal Bond Fund
                     Evergreen Florida Municipal Bond Fund
                     Evergreen Georgia Municipal Bond Fund
                     Evergreen Maryland Municipal Bond Fund
                  Evergreen North Carolina Municipal Bond Fund
                  Evergreen South Carolina Municipal Bond Fund
                     Evergreen Virginia Municipal Bond Fund
                    Evergreen High Grade Municipal Bond Fund
                         Evergreen Municipal Bond Fund
                Evergreen Short-Intermediate Municipal Bond Fund
                   Evergreen High Income Municipal Bond Fund
                  Evergreen Offit National Municipal Bond Fund

                             EVERGREEN EQUITY TRUST

                             Evergreen Balanced Fund
                            Evergreen Foundation Fund
                     Evergreen Tax Strategic Foundation Fund
                            Evergreen Blue Chip Fund
                        Evergreen Growth and Income Fund
                          Evergreen Equity Income Fund
                         Evergreen Special Values Fund
                        Evergreen Aggressive Growth Fund
                        Evergreen Asset Allocation Fund
                         Evergreen Capital Growth Fund
                         Evergreen Emerging Growth Fund
                                 Evergreen Fund
                             Evergreen Growth Fund
                          Evergreen Market Index Fund
                       Evergreen Market Index Growth Fund
                        Evergreen Market Index Value Fund
                             Evergreen Masters Fund
                              Evergreen Omega Fund
                          Evergreen Stock Selector Fund
                         Evergreen Large Cap Value Fund
                      Evergreen Large Company Growth Fund
                          Evergreen Mid Cap Value Fund
                           Evergreen Premier 20 Fund
                         Evergreen Small Cap Value Fund
                  (formerly Evergreen Small Cap Value Fund II)
                           Evergreen Health Care Fund
                           Evergreen Technology Fund
                 Evergreen Utility and Telecommunications Fund

                          EVERGREEN FIXED INCOME TRUST

                        Evergreen Diversified Bond Fund
                         Evergreen High Yield Bond Fund
                       Evergreen Mortgage Securities Fund
                        Evergreen Strategic Income Fund
                         Evergreen U.S. Government Fund
                        Evergreen Ultra Short Bond Fund

                         EVERGREEN INTERNATIONAL TRUST

                     Evergreen Emerging Markets Growth Fund
                         Evergreen Global Leaders Fund
                      Evergreen Global Opportunities Fund
                      Evergreen International Equity Fund
                 (formerly Evergreen International Growth Fund)
                         Evergreen Precious Metals Fund

                        EVERGREEN VARIABLE ANNUITY TRUST

                           Evergreen VA Blue Chip Fund
                        Evergreen VA Capital Growth Fund
                          Evergreen VA Core Bond Fund
                         Evergreen VA Equity Index Fund
                          Evergreen VA Foundation Fund
                               Evergreen VA Fund
                        Evergreen VA Global Leaders Fund
                      Evergreen VA Growth and Income Fund
                            Evergreen VA Growth Fund
                         Evergreen VA High Income Fund
                     Evergreen VA International Equity Fund
                (formerly Evergreen VA International Growth Fund)
                           Evergreen VA Masters Fund
                             Evergreen VA Omega Fund
                       Evergreen VA Small Cap Values Fund
                  (formerly Evergreen VA Small Cap Value Fund)
                        Evergreen VA Special Equity Fund
                       Evergreen VA Strategic Income Fund

                          - 0.100% on first $50 billion in
                            Fluctuating Fund assets;
                          - 0.090% on next $25 billion;
                          - 0.080% on next $25 billion;
                          - 0.075% on next $25 billion;
                          - 0.050% on assets over $125 billion;

        * Minimum fee of $50,000 which will be waived to the extent that it causes any Fund to exceed a contractual expense cap.

                                   SCHEDULE B
                              (as of July 14, 2003)

 FEE SCHEDULE FOR THE FOLLOWING MONEY MARKET FUNDS (the "Money Market Funds")*:


                      EVERGREEN SELECT MONEY MARKET TRUST

                   Evergreen Institutional Money Market Fund
              Evergreen Institutional Municipal Money Market Fund
               Evergreen Institutional Treasury Money Market Fund
            Evergreen Institutional 100% Treasury Money Market Fund
           Evergreen Institutional U.S. Government Money Market Fund
               Evergreen Prime Cash Management Money Market Fund
                                  SNAP Fund**


                          EVERGREEN MONEY MARKET TRUST

                Evergreen California Municipal Money Market Fund
                 Evergreen Florida Municipal Money Market Fund
                          Evergreen Money Market Fund
                     Evergreen Municipal Money Market Fund
                Evergreen New Jersey Municipal Money Market Fund
                 Evergreen New York Municipal Money Market Fund
               Evergreen Pennsylvania Municipal Money Market Fund
                      Evergreen Treasury Money Market Fund
                  Evergreen U.S. Government Money Market Fund


                - 0.060% on first $60 billion in Money Market assets;
                - 0.055% on next $40 billion;
                - 0.050% on next $25 billion;
                - 0.040% on assets over $125 billion;

   * Minimum fee of $50,000 which will be waived to the extent that it causes any Fund to exceed a contractual expense cap.

              ** Neither Fixed Income Fund II nor SNAP Fund pay an
                          administrative services fee.

                                 EXHIBIT (J)(3)
                              CONSENT OF KPMG LLP

                       CONSENT OF INDEPENDENT AUDITORS



Board of Trustees
Evergreen Municipal Trust



We consent to the use of our report dated May 2, 2003 for Evergreen California Municipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund, Evergreen New York Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund, each a series of Evergreen Municipal Trust, incorporated herein by reference and to the references to our firm under the captions "FINANCIAL HIGHLIGHTS" in the prospectus and "Independent Auditors" in the Statement of Additional Information.

                                        /s/ KPMG LLP

Boston, Massachusetts
July 24, 2003

                   Ex. (m)(1) 12b-1 Distribution Plan for Class A

                      DISTRIBUTION PLAN OF CLASS A SHARES
                          THE EVERGREEN MUNICIPAL TRUST

         SECTION 1. The Evergreen Municipal Trust (the "Trust") individually and/or on behalf of its series (each a "Fund") referred to in Exhibit A to this Rule 12b-1 Plan of Distribution (the "Plan") may act as the distributor of securities which are issued in respect of the Fund's Class A shares ("Shares"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

         SECTION 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 0.75% of the average daily net asset value of Class A shares ("Shares") of the Fund. Such amounts may be expended to finance activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order (i) to make payments to the Principal Underwriter or others of sales commissions, other fees or other compensation for services provided or to be provided, to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, to pay interest expenses associated with payments in connection with the sale of Shares and to pay any expenses of financing permitted by this clause (i); (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a service fee, maintenance or other fee in respect of such services, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or others for efforts (including without limitation any financing of payments under (i) and (ii) for the sale of shares) in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made by the Trust on behalf of any Fund with respect to the Class in excess of the applicable limit imposed on asset based, front end and deferred sales charges under subsection (d) of Rule 2830 of the Business Conduct Rules of the National Association of Securities Dealers Regulation, Inc. (The "NASDR"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASDR Rule such payments shall be limited to 0.75 of 1% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASDR Rule, such payments shall be limited to .25 of 1% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

         SECTION 3. This Plan shall not take effect until it has been approved together with any related agreements by votes of a majority of both (a) the Board of Trustees of the Trust and (b) those Trustees of the Trust who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements of the Fund or any other person related to this Plan ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on this Plan or such agreements.

         SECTION 4. Unless sooner terminated pursuant to Section 6, this Plan shall continue in effect for a period of one year from the date it takes effect and thereafter shall continue in effect so long as such continuance is specifically approved at least annually in the manner provided for approval of this Plan in Section 3.

         SECTION 5. Any person authorized to direct the disposition of monies paid or payable by the Trust on behalf of each Fund pursuant to this Plan or any related agreement shall provide to the Trust's Board of Trustees and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

         SECTION 6. This Plan may be terminated at any time with respect to any Fund by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of such Fund's outstanding Shares.

         SECTION 7. Any agreement of the Fund related to this Plan shall be in writing and shall provide:

         (a) that such agreement may be terminated at any time, without payment of any penalty, by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of such Fund's outstanding Shares on not more than sixty days written notice to any other party to the agreement; and

         (b) that such agreement shall terminate automatically in the event of its assignment.

         SECTION 8. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 hereof unless such amendment is approved by a vote of at least a majority (as defined in the 1940
Act) of each Fund's outstanding Shares, and no material amendment to this Plan shall be made unless approved in the manner provided for in Section 3 hereof.

                                    EXHIBIT A

                                                             As of July 14, 2003

                            EVERGREEN MUNICIPAL TRUST
                       Southern State Municipal Bond Funds
                EvergreenFlorida High Income Municipal Bond Fund
                      Evergreen Florida Municipal Bond Fund
                      Evergreen Georgia Municipal Bond Fund
                     Evergreen Maryland Municipal Bond Fund
                  Evergreen North Carolina Municipal Bond Fund
                  Evergreen South Carolina Municipal Bond Fund
                     Evergreen Virginia Municipal Bond Fund

                           State Municipal Bond Funds
                    Evergreen Connecticut Municipal Bond Fund
                    Evergreen New Jersey Municipal Bond Fund
                    Evergreen California Municipal Bond Fund
           (formerly Evergreen Offit California Municipal Bond Fund)
                     Evergreen New York Municipal Bond Fund
            (formerly Evergreen Offit New York Municipal Bond Fund)
                   Evergreen Pennsylvania Municipal Bond Fund

                          National Municipal Bond Funds

                    Evergreen High Grade Municipal Bond Fund
                    Evergreen High Income Municipal Bond Fund
                          Evergreen Municipal Bond Fund
                   Evergreen Short-Intermediate Municipal Fund

                   Ex. (m)(2) 12b-1 Distribution Plan for Class B

                       DISTRIBUTION PLAN OF CLASS B SHARES
                            EVERGREEN MUNICIPAL TRUST

     Section 1. The Evergreen Municipal Trust (the "Trust"), individually and/or on behalf of its series (each a "Fund") referred to in Exhibit A to this 12b-1 Distribution Plan (the "Plan") may act as the distributor of certain securities of which it is the issuer, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

     Section 2. The Fund may expend daily amounts at an annual rate of 1.00% of the average daily net asset value of its Class B Shares to finance any activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order: (i) to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, including, without limitation, (a) compensation to public relations consultants or other persons assisting in, or providing services in connection with, the distribution of Shares, (b)
advertising, (c) printing and mailing of prospectuses and reports for distribution to persons other than existing shareholders, (d) preparation and distribution of advertising material and sales literature, (e) commission payments, and principal and interest expenses associated with the financing of commission payments, made by the Principal Underwriter in connection with the sale of Shares and (f) conducting public relations efforts such as seminars;
(ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a maintenance or other fee in respect of services provided to holders of Shares, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or such others for their efforts in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this
Section 2 to the extent necessary to ensure that no payment is made by the Fund with respect to any Class in excess of any limit imposed on asset based, front end and deferred sales charges under any rule or regulations adopted by the National Association of Securities Dealers, Inc. (the "NASD Rules"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASD Rules such payments shall be limited to .75 of 1% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASD Rules, such payments shall be limited to .25 of 1% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

     Section 3. This Plan shall not take effect with respect to any Fund until it has been approved by votes of a majority of (a) the outstanding Shares of such Fund, (b) the Trustees of the Trust, and (c) those Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements of the Trust related hereto or any other person related to this Plan ("Disinterested Trustees"), cast in person at a meeting called for the purpose of voting on this Plan. In addition, any agreement related to this Plan and entered into by the Trust on behalf of the Fund in connection therewith shall not take effect until it has been approved by votes of a majority of (a) the Board of Trustees of the Trust, and (c) the Disinterested Trustees of the Trust.

     Section 4. Unless sooner terminated pursuant to Section 6, this Plan shall continue in effect for a period of one year from the date it takes effect and thereafter shall continue in effect for additional periods that shall not exceed one year so long as such continuance is specifically approved by votes of a majority of both (a) the Board of Trustees of the Trust and (b) the Disinterested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on this Plan, provided that payments for services theretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in accordance with Section 2 may be continued by the Fund to the extent provided for in Section 6, below, as applicable.

     Section 5. Any person authorized to direct the disposition of monies paid or payable pursuant to this Plan or any related agreement shall provide to the Trust's Board and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

     Section 6. Payments with respect to services provided by the Principal Underwriter or others pursuant to Section 2, above, shall be authorized hereunder, whether or not this Plan has been otherwise terminated, if such payments are for services theretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in other respects and if such payment is or has been so approved by the Board, including the Disinterested Trustees, or agreed to by the Fund with such approval, all subject to such specific implementation as the Board, including the Disinterested Trustees, may approve; provided that, at the time any such payment is made, whether or not this Plan has been otherwise terminated, the making of such payment will not cause the limitation upon such payments set forth in
Section 2 to be exceeded. Without limiting the generality of the foregoing, the Fund may pay to, or on the order of, any person who has served from time to time as Principal Underwriter amounts for distribution services pursuant to a principal underwriting agreement or otherwise. Any such principal underwriting agreement may, but need not, provide that such Principal Underwriter may be paid for distribution services to Class B Shares and/or other specified classes of shares of the Fund (together the "B-Class-of-Shares"), a fee which may be designated a Distribution Fee and may be paid at a rate per annum up to .75 % of the average daily net asset value of such B-Class-of-Shares of the Fund and may, but need not, also provide: (I) that a Principal Underwriter will be deemed to have fully earned its "Allocable Portion" of the Distribution Fee upon the sale of the Commission Shares (as defined in the Allocation Schedule) taken into account in determining its Allocable Portion; (II) that the Fund's obligation to pay such Principal Underwriter its Allocable Portion of the Distribution Fee shall be absolute and unconditional and shall not be subject to dispute, offset, counterclaim or any defense whatsoever (it being understood that such provision is not a waiver of the Fund's right to pursue such Principal Underwriter and enforce such claims against the assets of such Principal Underwriter other than its right to its Allocable Portion of the Distribution Fee and CDSCs (as defined below); (III) that the Fund's obligation to pay such Principal Underwriter its Allocable Portion of the Distribution Fee shall not be changed or terminated except to the extent required by any change in applicable law, including without limitation, the 1940 Act, the Rules promulgated thereunder by the Securities and Exchange Commission and the Business Conduct Rules of the National Association of Securities Dealers, Inc., in each case enacted or promulgated after May 5, 1997, or in connection with a "Complete Termination" (as hereinafter defined);
(IV) that the Fund will not waive or change any contingent deferred sales charge ("CDSC") in respect of the Distributor's Allocable Portion thereof, except as provided in the Fund's prospectus or statement of additional information without the consent of the Principal Underwriter or any assignee of such Principal Underwriter's rights to its Allocable Portion; (V) that the termination of the Principal Underwriter, the principal underwriting agreement or this Plan will not terminate such Principal Underwriter's rights to its Allocable Portion of the CDSCs; and (VI) that any Principal Underwriter may assign its rights to its Allocable Portion of the Distribution Fee and CDSCs (but not such Principal Underwriter's obligations to the Fund under its principal underwriting agreement) to raise funds to make expenditures described in Section 2 above and in connection therewith, and upon receipt of notice of such assignment, the Fund shall pay to the assignee such portion of the Principal Underwriter's Allocable Portion of the Distribution Fee and CDSCs so assigned. For purposes of such principal underwriting agreement, the term Allocable Portion of Distribution Fee as applied to any Principal Underwriter may mean the portion of the Distribution Fee allocable to Distributor Shares in accordance with the "Allocation Schedule" attached to such Principal Underwriter's principal underwriting agreement. For purposes of such principal underwriting agreement, the term Allocable Portion of CDSCs as applied to any Principal Underwriter may mean the portion of the CDSCs allocable to Distributor Shares in accordance with the Allocation Schedule attached to such Principal Underwriter's principal underwriting agreement. For purposes of such principal underwriting agreement, the term "Complete Termination" may mean a termination of this Plan involving the cessation of payments of the Distribution Fee thereunder, the cessation of payments of distribution fees pursuant to every other Rule 12b-1 plan of the Fund for every existing or future B-Class-of-Shares and the cessation of the offering by the Fund of existing or future B-Class-of-Shares, which conditions shall be deemed to be satisfied when they are first complied with and so long thereafter as they are complied with prior to the earlier of (i) the date upon which all of the B Shares which are Distributor Shares pursuant to the Allocation Schedule shall have been redeemed or converted or (ii) a specified date, after either of which times such conditions need no longer be complied with. For purposes of such principal underwriting agreement, the term "B-Class-of-Shares" may mean the B Class of Shares of the Fund and each other class of shares of the Fund hereafter issued which would be treated as "Shares" under such Allocation Schedule or which has economic characteristics substantially similar to those of the B Class of Shares taking into account the total sales charge, CDSC or other similar charges borne directly or indirectly by the holder of the shares of such classes.

     The parties may agree that the existing C Class of Shares of the Fund does not have substantially similar economic characteristics to the B Classes of Shares taking into account the total sales charge, CDSC or other similar charges borne directly or indirectly by the holder of such shares. For purposes of clarity the parties to such principal underwriting agreement may state that they intend that a new installment load class of shares which may be authorized by amendments to Rule 6(c)-10 under the 1940 Act will be considered to be a B-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing B Class of Shares taking into account the total sales charge, CDSC or other similar charges borne directly or indirectly by the holder of such shares and will not be considered to be a B-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing C Class of shares of the Fund taking into account the total sales charge, CDSC or other similar charges borne directly or indirectly by the holder of such shares. For purposes of such principal underwriting agreement, "Allocation Schedule" may mean a schedule which shall be approved by Directors (as defined below) in connection with their required approval of such principal underwriting agreement as assigning to each Principal Underwriter of Shares the portion of the total Distribution Fee payable by the Fund under such principal underwriting agreement which has been earned by such Principal Underwriter to the extent necessary so that the continued payments thereof if such Principal Underwriter ceases to serve in that capacity does not penalize the Fund by requiring it to pay for services that have not been earned.

     Section 7. This Plan may be terminated at any time with respect to any Fund by vote of a majority of the Disinterested Trustees, or by vote of a majority of the Shares of the Fund, provided that payments for services theretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in accordance with Section 2 may be continued by the Fund to the extent provided for in Section 6, above, as applicable.

     Section 8. Any agreement of the Trust, with respect to any Fund, related to this Plan shall be in writing and shall provide:

     A. That such agreement may be terminated with respect to a Fund at any time without payment of any penalty, by vote of a majority of the Disinterested Trustees or by a vote of a majority of the outstanding Shares of such Fund on not more than sixty days written notice to any other party to the agreement; and

     B. That such agreement shall terminate automatically in the event of its assignment.

     Section 9. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 with respect to a Fund unless such amendment is approved by a vote of at least a majority (as defined in the 1940 Act) of the outstanding Shares of such Fund, and no material amendment to this Plan shall be made unless approved by votes of a majority of (a) the Board of Trustees of the Trust, and (c) the Disinterested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such amendment.

DATED:

September 18, 1997

                                    EXHIBIT A

                                                            As of July 14, 2003

                            EVERGREEN MUNICIPAL TRUST
                      Southern State Municipal Bond Funds
               Evergreen Florida High Income Municipal Bond Fund
                     Evergreen Florida Municipal Bond Fund
                     Evergreen Georgia Municipal Bond Fund
                     Evergreen Maryland Municipal Bond Fund
                  Evergreen North Carolina Municipal Bond Fund
                  Evergreen South Carolina Municipal Bond Fund
                     Evergreen Virginia Municipal Bond Fund

                           State Municipal Bond Funds
                   Evergreen Connecticut Municipal Bond Fund
                    Evergreen New Jersey Municipal Bond Fund
                    Evergreen California Municipal Bond Fund
           (formerly Evergreen Offit California Municipal Bond Fund)
                     Evergreen New York Municipal Bond Fund
            (formerly Evergreen Offit New York Municipal Bond Fund)
                   Evergreen Pennsylvania Municipal Bond Fund

                          National Municipal Bond Funds

                    Evergreen High Grade Municipal Bond Fund
                    Evergreen High Income Municipal Bond Fund
                          Evergreen Municipal Bond Fund
                   Evergreen Short-Intermediate Municipal Fund

                   Ex. (m)(3) 12b-1 Distribution Plan for Class C

                       DISTRIBUTION PLAN OF CLASS C SHARES
                            EVERGREEN MUNICIPAL TRUST

         SECTION 1. The Evergreen Municipal Trust (the "Trust") individually and/or on behalf of its series (the "Fund") referred to in Exhibit A to this Rule 12b-1 Plan of Distribution (the "Plan") may act as the distributor of securities which are issued in respect of the Fund's Class C shares ("Shares"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

         SECTION 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 1.00% of the average daily net asset value of the Shares. Such amounts may be expended to finance activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order (i) to make payments to the Principal Underwriter or others of sales commissions, other fees or other compensation for services provided or to be provided, to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, to pay interest expenses associated with payments in connection with the sale of Shares and to pay any expenses of financing permitted by this clause (i); (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a service fee, maintenance or other fee in respect of such services, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or others for efforts (including without limitation any financing of payments under (i) and (ii) for the sale of shares) in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made by the Trust on behalf of any Fund with respect to the Class in excess of the applicable limit imposed on asset based, front end and deferred sales charges under subsection (d) of Rule 2830 of the Business Conduct Rules of the National Association of Securities Dealers Regulation, Inc. (The "NASDR"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASDR Rule, such payments shall be limited to 0.75 of 1% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASDR Rule, such payments shall be limited to .25 of 1% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

         SECTION 3. This Plan shall not take effect until it has been approved together with any related agreements by votes of a majority of both (a) the Board of Trustees of the Trust and (b) those Trustees of the Trust who are not "interested persons" of the Trust (as said term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements of the Fund or any other person related to this Plan (the "Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on this Plan or such agreements.

         SECTION 4. Unless sooner terminated pursuant to Section 6 hereof, this Plan shall continue in effect for a period of one year from the date it takes effect and thereafter shall continue in effect so long as such continuance is specifically approved at least annually in the manner provided for approval of this Plan in Section 3 hereof.

         SECTION 5. Any person authorized to direct the disposition of monies paid or payable by the Trust on behalf of each Fund pursuant to this Plan or any related agreement shall provide to the Trust's Board of Trustees and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

         SECTION 6. This Plan may be terminated with respect to any Fund at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of such Fund's outstanding Shares.

         SECTION 7. Any agreement of the Fund related to this Plan shall be in writing, and shall provide as follows:

         (a) that such agreement may be terminated at any time, without payment of any penalty, by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of such Fund's outstanding Shares on not more than sixty days written notice to any other party to the agreement; and

         (b) that such agreement shall terminate automatically in the event of its assignment.

         SECTION 8. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 hereof unless such amendment is approved by a vote of at least a majority (as defined in the 1940
Act) of each Fund's outstanding Shares, and no material amendment to this Plan shall be made unless approved in the manner provided for in Section 3 hereof.

                                    EXHIBIT A

                                                           As of July 14, 2003

                            EVERGREEN MUNICIPAL TRUST
                      Southern State Municipal Bond Funds
               Evergreen Florida High Income Municipal Bond Fund
                      Evergreen Florida Municipal Bond Fund
                     Evergreen Georgia Municipal Bond Fund
                     Evergreen Maryland Municipal Bond Fund
                  Evergreen North Carolina Municipal Bond Fund
                  Evergreen South Carolina Municipal Bond Fund
                     Evergreen Virginia Municipal Bond Fund

                           State Municipal Bond Funds
                   Evergreen Connecticut Municipal Bond Fund
                    Evergreen New Jersey Municipal Bond Fund
                    Evergreen California Municipal Bond Fund
           (formerly Evergreen Offit California Municipal Bond Fund)
                     Evergreen New York Municipal Bond Fund
            (formerly Evergreen Offit New York Municipal Bond Fund)
                   Evergreen Pennsylvania Municipal Bond Fund

                          National Municipal Bond Funds

                    Evergreen High Grade Municipal Bond Fund
                    Evergreen High Income Municipal Bond Fund
                          Evergreen Municipal Bond Fund
                   Evergreen Short-Intermediate Municipal Fund

                                              July 25, 2003



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Evergreen Municipal Trust (the "Trust")
         State Municipal Bond Funds
                Evergreen California Municipal Bond Fund
                Evergreen Connecticut Municipal Bond Fund
                Evergreen New Jersey Bond Fund
                Evergreen New York Municipal Bond Fund
                Evergreen Pennsylvania Municipal Bond Fund
                 (collectively, the "Funds")
         Post-Effective Amendment No. 36 to Registration Statement No. 333-36033/811-08367

Ladies and Gentlemen:

     On behalf of the Evergreen Municipal Trust, a Delaware statutory trust (the "Registrant"), we submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

      This Amendment is being filed pursuant to Rule 485(b) under the 1933 Act (i) for the purpose of bringing the Funds' financial statements up to date purusuant to Section 10(a)(3) of the 1933 Act and and (ii) to make such other non-material changes as the Trust may deem appropriate.

         To my knowledge, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

     If you have any questions or would like further information, please call me at (617) 210-3676.


                                            Very truly yours,

                                            /s/ Catherine F. Kennedy

                                            Catherine F. Kennedy


cc:  David Mahaffey
      Sullivan & Worcester LLP